UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05017
Ivy Variable Insurance Portfolios
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Asset Strategy Series
(formerly, Delaware Ivy VIP Asset Strategy)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.61%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Asset Strategy Series (Standard Class) returned 12.75% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 17.49% and 18.02%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve and other central banks globally.
Global equities generally drove outperformance relative to fixed income, as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series’ benchmark:
Allocation and security selection effects from global equities
Exposure to US equities and information technology stocks
Exposure to commodities like gold
Top detractors from performance:
The Series’ allocation to fixed income underperformed its benchmark.
Exposure to cash underperformed the Series’ benchmark.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Asset Strategy Series (Standard Class)	12.75%	6.83%	7.88%
MSCI ACWI Index (net)	17.49%	10.06%	10.24%
MSCI ACWI Index (gross)	18.02%	10.58%	10.78%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
Series statistics (as of December 31, 2024)
Series net assets	$565,278,713
Total number of portfolio holdings	404
Total advisory fees paid	$3,113,198
Portfolio turnover rate	76%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.78%
Corporate Bonds	10.10%
Agency Mortgage-Backed Securities	9.85%
US Treasury Obligations	5.82%
Bullion	4.95%
Exchange-Traded Funds	4.59%
Short-Term Investments	2.98%
Non-Agency Commercial Mortgage-Backed Securities	2.05%
Non-Agency Asset-Backed Securities	1.48%
Agency Commercial Mortgage-Backed Securities	0.80%
Top 10 equity holdings
Microsoft	3.18%
NVIDIA	2.57%
Amazon.com	2.22%
Apple	2.01%
Taiwan Semiconductor Manufacturing	1.84%
Alphabet Class A	1.56%
Salesforce	1.54%
Mastercard Class A	1.45%
SAP	1.22%
Home Depot	1.22%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Asset Strategy to Macquarie VIP Asset Strategy Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.60% (excluding certain items, such as distribution and service (12b-1) fees).
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Asset Strategy Series
(formerly, Delaware Ivy VIP Asset Strategy)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Asset Strategy Series (Service Class) returned 12.44% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 17.49% and 18.02%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve and other central banks globally.
Global equities generally drove outperformance relative to fixed income, as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series’ benchmark:
Allocation and security selection effects from global equities
Exposure to US equities and information technology stocks
Exposure to commodities like gold
Top detractors from performance:
The Series’ allocation to fixed income underperformed its benchmark.
Exposure to cash underperformed the Series’ benchmark.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Asset Strategy Series (Service Class)	12.44%	6.56%	5.27%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
MSCI ACWI Index (gross)	18.02%	10.58%	9.79%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
Series statistics (as of December 31, 2024)
Series net assets	$565,278,713
Total number of portfolio holdings	404
Total advisory fees paid	$3,113,198
Portfolio turnover rate	76%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.78%
Corporate Bonds	10.10%
Agency Mortgage-Backed Securities	9.85%
US Treasury Obligations	5.82%
Bullion	4.95%
Exchange-Traded Funds	4.59%
Short-Term Investments	2.98%
Non-Agency Commercial Mortgage-Backed Securities	2.05%
Non-Agency Asset-Backed Securities	1.48%
Agency Commercial Mortgage-Backed Securities	0.80%
Top 10 equity holdings
Microsoft	3.18%
NVIDIA	2.57%
Amazon.com	2.22%
Apple	2.01%
Taiwan Semiconductor Manufacturing	1.84%
Alphabet Class A	1.56%
Salesforce	1.54%
Mastercard Class A	1.45%
SAP	1.22%
Home Depot	1.22%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Asset Strategy to Macquarie VIP Asset Strategy Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.60% (excluding certain items, such as distribution and service (12b-1) fees).
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Balanced Series
(formerly, Delaware Ivy VIP Balanced)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Balanced Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.03%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Balanced Series (Service Class) returned 15.60% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve and other central banks globally.
US equities generally drove outperformance relative to fixed income, as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series’ benchmark:
Overall allocation and security selection effects
Exposure to US equities as well as security selection
Security selection within fixed income
Top detractors from performance:
The Series’ allocation to fixed income underperformed its benchmark.
Exposure to cash underperformed the Series’ benchmark.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Balanced Series (Service Class)	15.60%	8.30%	7.14%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
Series statistics (as of December 31, 2024)
Series net assets	$221,979,660
Total number of portfolio holdings	381
Total advisory fees paid	$1,558,261
Portfolio turnover rate	79%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.63%
Corporate Bonds	10.53%
Agency Mortgage-Backed Securities	10.10%
Exchange-Traded Funds	7.93%
US Treasury Obligations	6.30%
Short-Term Investments	3.81%
Non-Agency Commercial Mortgage-Backed Securities	2.90%
Non-Agency Asset-Backed Securities	1.19%
Non-Agency Collateralized Mortgage Obligations	0.72%
Loan Agreements	0.34%
Top 10 equity holdings
Microsoft	4.21%
NVIDIA	3.14%
Apple	2.93%
Amazon.com	2.58%
Taiwan Semiconductor Manufacturing ADR	1.77%
Fiserv	1.69%
Alphabet Class A	1.60%
Howmet Aerospace	1.58%
Costco Wholesale	1.54%
Zebra Technologies Class A	1.48%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Balanced to Macquarie VIP Balanced Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
During the fiscal year, the Series added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Energy Series
(formerly, Delaware Ivy VIP Energy)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$93	0.96%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Energy Series (Standard Class) returned (5.38%) for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P 1500® Energy Sector Index, the Series' narrowly based securities market index, returned 5.98%.
Top contributors to performance:
Natural gas equities outperformed as investors pricing and activity troughed. Investors also began pricing in incremental demand from US liquefied natural gas (LNG) infrastructure and the anticipated gas fired power generation demand from data centers.
Large-cap refining equities outperformed despite lackluster demand as product inventories remained tight. Several refining equities also continued strong shareholder buyback and return policies, which further supported equities.
Top detractors from performance:
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, solar providers came under considerable pressure as investors questioned the outlook for government incentives. Moreover, late in the fourth quarter the US Federal Reserve increased its forward outlook for interest rates. As interest rates increased, investors began to price in lower growth and value, especially for solar equities.
Oil service equities also detracted from performance despite stable energy prices. Exploration and production (E&P) companies slowed investment during the year as they gained efficiencies. International investment also slowed as OPEC established significant spare capacity and companies worried about 2025 balances.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Energy Series (Standard Class)	-5.38%	6.05%	-0.90%
S&P 500 Index	25.02%	14.53%	14.43%
S&P 1500 Energy Sector Index	5.98%	12.11%	7.27%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P 1500 Energy Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$71,506,486
Total number of portfolio holdings	34
Total advisory fees paid	$666,441
Portfolio turnover rate	42%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	51.84%
Integrated Oil & Gas	15.77%
Oil & Gas Refining & Marketing	10.55%
Oil & Gas Equipment & Services	7.84%
Electrical Components & Equipment	2.08%
Oil & Gas Drilling	1.56%
Asset Management & Custody Banks	1.08%
Renewable Electricity	0.96%
Heavy Electrical Equipment	0.62%
Coal & Consumable Fuels	0.46%
Oil & Gas Storage & Transportation	0.40%

Top 10 equity holdings
Shell	8.00%
ConocoPhillips	5.82%
Diamondback Energy	5.80%
Kimbell Royalty Partners	5.46%
Permian Resources	5.37%
Marathon Petroleum	5.31%
Valero Energy	5.25%
Chord Energy	5.16%
Tourmaline Oil	5.13%
Expand Energy	4.43%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Energy to Macquarie VIP Energy Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Standard Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Standard Class from 1.05% to 0.96%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Energy Series
(formerly, Delaware Ivy VIP Energy)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.21%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Energy Series (Service Class) returned (5.60%) for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P 1500® Energy Sector Index, the Series' narrowly based securities market index, returned 5.98%.
Top contributors to performance:
Natural gas equities outperformed as investors pricing and activity troughed. Investors also began pricing in incremental demand from US liquefied natural gas (LNG) infrastructure and the anticipated gas fired power generation demand from data centers.
Large-cap refining equities outperformed despite lackluster demand as product inventories remained tight. Several refining equities also continued strong shareholder buyback and return policies, which further supported equities.
Top detractors from performance:
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, solar providers came under considerable pressure as investors questioned the outlook for government incentives. Moreover, late in the fourth quarter the US Federal Reserve increased its forward outlook for interest rates. As interest rates increased, investors began to price in lower growth and value, especially for solar equities.
Oil service equities also detracted from performance despite stable energy prices. Exploration and production (E&P) companies slowed investment during the year as they gained efficiencies. International investment also slowed as OPEC established significant spare capacity and companies worried about 2025 balances.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Energy Series (Service Class)	-5.60%	5.79%	-1.89%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 1500 Energy Sector Index	5.98%	12.11%	4.34%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P 1500 Energy Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$71,506,486
Total number of portfolio holdings	34
Total advisory fees paid	$666,441
Portfolio turnover rate	42%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	51.84%
Integrated Oil & Gas	15.77%
Oil & Gas Refining & Marketing	10.55%
Oil & Gas Equipment & Services	7.84%
Electrical Components & Equipment	2.08%
Oil & Gas Drilling	1.56%
Asset Management & Custody Banks	1.08%
Renewable Electricity	0.96%
Heavy Electrical Equipment	0.62%
Coal & Consumable Fuels	0.46%
Oil & Gas Storage & Transportation	0.40%

Top 10 equity holdings
Shell	8.00%
ConocoPhillips	5.82%
Diamondback Energy	5.80%
Kimbell Royalty Partners	5.46%
Permian Resources	5.37%
Marathon Petroleum	5.31%
Valero Energy	5.25%
Chord Energy	5.16%
Tourmaline Oil	5.13%
Expand Energy	4.43%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Energy to Macquarie VIP Energy Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 1.30% to 1.21%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Growth Series
(formerly, Delaware Ivy VIP Growth)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Growth Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.00%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Growth Series (Service Class) returned 23.89% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Growth Index, the Series' narrowly based securities market index, returned 33.36%.
Top contributors to performance:
An underweight allocation to consumer staples contributed the most to relative performance.
Information technology (IT) company Motorola Solutions Inc., and not owning Merck & Co. Inc. or Advanced Micro Devices Inc., also contributed.
Top detractors from performance:
Stock selection in IT detracted from performance, largely driven by not owning Broadcom Inc. Not owning Meta Platforms Inc. and the Series’ positions in financials also detracted.
An overweight allocation to the real estate sector, through one position in real estate data company CoStar Group Inc., detracted from performance.
How has the Series changed?
Consistent with the Series’ philosophy, turnover was low during the year. Exposure to industrials and healthcare both declined, and exposure to IT increased slightly.
New individual stock holdings included Taiwan Semiconductor Manufacturing Co. Ltd., Synopsys Inc., and MSCI Inc. We eliminated positions in the Series, including Adobe Inc., Zoetis Inc, and NIKE Inc.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Growth Series (Service Class)	23.89%	16.13%	15.26%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$711,781,938
Total number of portfolio holdings	37
Total advisory fees paid	$5,045,545
Portfolio turnover rate	9%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	43.24%
Financials	12.13%
Consumer Discretionary	11.90%
Healthcare	9.69%
Communication Services	9.15%
Industrials	7.68%
Real Estate	3.19%
Consumer Staples	2.13%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	10.49%
Amazon.com	7.50%
Apple	7.29%
Alphabet Class A	6.88%
Visa Class A	4.56%
UnitedHealth Group	3.10%
Salesforce	2.98%
Motorola Solutions	2.97%
Intercontinental Exchange	2.90%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Growth to Macquarie VIP Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP High Income Series
(formerly, Delaware Ivy VIP High Income)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.69%
Management's discussion of Series performance
Performance highlights
Macquarie VIP High Income Series (Standard Class) returned 6.44% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry sector
Overweight and security selection within the insurance sector
Security selection within the telecommunications sector
Top detractors from performance:
Security selection within the media sector
Security selection within the gaming sector
Underweight allocation to the real estate sector compared to the narrowly based index

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP High Income Series (Standard Class)	6.44%	3.76%	4.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.13%
ICE BofA US High Yield Constrained Index	8.20%	4.03%	4.57%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$793,332,258
Total number of portfolio holdings	252
Total advisory fees paid	$4,947,066
Portfolio turnover rate	53%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.54%
Media	8.86%
Basic Industry	7.86%
Capital Goods	7.35%
Healthcare	6.76%
Leisure	6.07%
Telecommunications	5.44%
Financial Services	5.19%
Services	4.86%
Retail	4.33%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP High Income to Macquarie VIP High Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP High Income Series
(formerly, Delaware Ivy VIP High Income)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.94%
Management's discussion of Series performance
Performance highlights
Macquarie VIP High Income Series (Service Class) returned 6.20% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry sector
Overweight and security selection within the insurance sector
Security selection within the telecommunications sector
Top detractors from performance:
Security selection within the media sector
Security selection within the gaming sector
Underweight allocation to the real estate sector compared to the narrowly based index

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP High Income Series (Service Class)	6.20%	3.51%	4.13%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
ICE BofA US High Yield Constrained Index	8.20%	4.03%	5.08%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$793,332,258
Total number of portfolio holdings	252
Total advisory fees paid	$4,947,066
Portfolio turnover rate	53%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.54%
Media	8.86%
Basic Industry	7.86%
Capital Goods	7.35%
Healthcare	6.76%
Leisure	6.07%
Telecommunications	5.44%
Financial Services	5.19%
Services	4.86%
Retail	4.33%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP High Income to Macquarie VIP High Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP International Core Equity Series
(formerly, Delaware Ivy VIP International Core Equity)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of March 28, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for March 28, 2024 (inception of Class) through December 31, 2024?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Standard Class	$66	0.88%
*	Amount shown reflects the expenses of the Standard Class from inception date through December 31, 2024. Expenses would be higher if the Standard Class had been in operation for the last twelve months.
^	Annualized.
Management's discussion of Series performance
Performance highlights
Macquarie VIP International Core Equity Series (Standard Class) returned (1.92%) from March 28, 2024 (the Standard Class's inception date) through December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Series' broad-based securities market index, returned 0.96% and 1.37%, respectively.
Top contributors to performance:
Stock selection in communication services contributed to performance. SEA Ltd. was the primary driver as that stock performed well.
Tokio Marine Holdings Inc. in financials and SAP SE in information technology (IT) also contributed to performance during the year.
Top detractors from performance:
Stock selection in industrials was hindered by several positions including Kion Group AG. Stock selection in financials was also a detractor, including Banco Do Brasil SA, which was a drag on performance.
Stock selection in healthcare, including a position in Genmab A/S, also hurt relative performance.
How has the Series changed?
Over the course of the year, the portfolio shifted in several ways. Notably, we reduced exposure to energy, materials, consumer staples, financials, and utilities and increased exposure to industrials, IT, and communication services.
New positions included Nintendo Co. Ltd., KB Financial Group Inc., and HDFC Bank Ltd. We eliminated positions in the portfolio, including Asahi Group Holdings Inc., BNP Paribas SA, and LVMH Moet Hennesy Louis Vuitton SE.

Series performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 28, 2024 (Standard Class's inception), through December 31, 2024
Average total returns (as of December 31, 2024)	Since inception (3/28/24)
Macquarie VIP International Core Equity Series (Standard Class)	-1.92%
MSCI ACWI ex USA Index (net)	0.96%
MSCI ACWI ex USA Index (gross)	1.37%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
Series statistics (as of December 31, 2024)
Series net assets	$718,989,015
Total number of portfolio holdings	60
Total advisory fees paid	$5,932,596
Portfolio turnover rate	77%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United Kingdom	12.08%
Germany	11.87%
China	10.58%
Japan	9.75%
India	7.33%
France	6.34%
Netherlands	6.01%
Taiwan	5.23%
Brazil	4.86%
Singapore	4.10%

Sector allocation
Financials	19.32%
Industrials	17.09%
Information Technology	14.48%
Consumer Discretionary	13.05%
Communication Services	9.94%
Healthcare	9.71%
Consumer Staples	7.93%
Materials	3.76%
Energy	2.59%
Utilities	1.33%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.23%
MercadoLibre	3.56%
SAP	3.13%
Tencent Holdings	2.69%
China Merchants Bank Class H	2.58%
KB Financial Group	2.45%
Sea ADR	2.34%
Makita	2.20%
Heidelberg Materials	2.18%
Axis Bank	2.12%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP International Core Equity to Macquarie VIP International Core Equity Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP International Core Equity Series
(formerly, Delaware Ivy VIP International Core Equity)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.15%
Management's discussion of Series performance
Performance highlights
Macquarie VIP International Core Equity Series (Service Class) returned 3.73% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Series' broad-based securities market index, returned 5.53% and 6.09%, respectively.
Top contributors to performance:
Stock selection in communication services contributed to performance. SEA Ltd. was the primary driver as that stock performed well.
Tokio Marine Holdings Inc. in financials and SAP SE in information technology (IT) also contributed to performance during the year.
Top detractors from performance:
Stock selection in industrials was hindered by several positions including Kion Group AG. Stock selection in financials was also a detractor, including Banco Do Brasil SA, which was a drag on performance.
Stock selection in healthcare, including a position in Genmab A/S, also hurt relative performance.
How has the Series changed?
Over the course of the year, the portfolio shifted in several ways. Notably, we reduced exposure to energy, materials, consumer staples, financials, and utilities and increased exposure to industrials, IT, and communication services.
New positions included Nintendo Co. Ltd., KB Financial Group Inc., and HDFC Bank Ltd. We eliminated positions in the portfolio, including Asahi Group Holdings Inc., BNP Paribas SA, and LVMH Moet Hennesy Louis Vuitton SE.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP International Core Equity Series (Service Class)	3.73%	4.70%	4.23%
MSCI ACWI ex USA Index (net)	5.53%	4.10%	4.80%
MSCI ACWI ex USA Index (gross)	6.09%	4.61%	5.31%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
Series statistics (as of December 31, 2024)
Series net assets	$718,989,015
Total number of portfolio holdings	60
Total advisory fees paid	$5,932,596
Portfolio turnover rate	77%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United Kingdom	12.08%
Germany	11.87%
China	10.58%
Japan	9.75%
India	7.33%
France	6.34%
Netherlands	6.01%
Taiwan	5.23%
Brazil	4.86%
Singapore	4.10%

Sector allocation
Financials	19.32%
Industrials	17.09%
Information Technology	14.48%
Consumer Discretionary	13.05%
Communication Services	9.94%
Healthcare	9.71%
Consumer Staples	7.93%
Materials	3.76%
Energy	2.59%
Utilities	1.33%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.23%
MercadoLibre	3.56%
SAP	3.13%
Tencent Holdings	2.69%
China Merchants Bank Class H	2.58%
KB Financial Group	2.45%
Sea ADR	2.34%
Makita	2.20%
Heidelberg Materials	2.18%
Axis Bank	2.12%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP International Core Equity to Macquarie VIP International Core Equity Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Mid Cap Growth Series
(formerly, Delaware Ivy VIP Mid Cap Growth)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.85%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Mid Cap Growth Series (Standard Class) returned 2.47% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell Midcap® Growth Index, the Series' narrowly based securities market index, returned 22.10%.
Top contributors to performance:
An overweight (relative to the benchmark index) to companies with more reliable, durable earnings quality was a positive for the Series’ performance.
Top detractors from performance:
An underweight to issues in the top quintile of market capitalization in the benchmark index was a key detractor, as the stock for those issuers outperformed in 2024.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for almost one-third of the benchmark index’s entire return for 2024.
Stock selection, particularly in the information technology and healthcare sectors, hurt performance as our strategy of owning companies that we believed had under-recognized earnings power did not recover as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Mid Cap Growth Series (Standard Class)	2.47%	8.23%	12.06%
Russell 3000 Index	23.81%	13.86%	13.77%
Russell Midcap Growth Index	22.10%	11.47%	13.04%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell Midcap Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$403,481,771
Total number of portfolio holdings	69
Total advisory fees paid	$3,674,034
Portfolio turnover rate	37%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	29.06%
Industrials	18.53%
Healthcare	17.83%
Consumer Discretionary	12.90%
Financials	10.01%
Communication Services	4.14%
Real Estate	3.77%
Materials	1.63%
Consumer Staples	1.59%

Top 10 equity holdings
CoStar Group	3.77%
Trade Desk Class A	2.33%
Datadog Class A	2.28%
IDEXX Laboratories	2.27%
Fastenal	2.25%
Insulet	2.11%
HubSpot	2.03%
Floor & Decor Holdings Class A	2.03%
Trimble	2.01%
Pool	2.00%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Mid Cap Growth to Macquarie VIP Mid Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Mid Cap Growth Series
(formerly, Delaware Ivy VIP Mid Cap Growth)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.10%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Mid Cap Growth Series (Service Class) returned 2.20% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell Midcap® Growth Index, the Series' narrowly based securities market index, returned 22.10%.
Top contributors to performance:
An overweight (relative to the benchmark index) to companies with more reliable, durable earnings quality was a positive for the Series’ performance.
Top detractors from performance:
An underweight to issues in the top quintile of market capitalization in the benchmark index was a key detractor, as the stock for those issuers outperformed in 2024.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for almost one-third of the benchmark index’s entire return for 2024.
Stock selection, particularly in the information technology and healthcare sectors, hurt performance as our strategy of owning companies that we believed had under-recognized earnings power did not recover as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Mid Cap Growth Series (Service Class)	2.20%	7.96%	9.88%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell Midcap Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$403,481,771
Total number of portfolio holdings	69
Total advisory fees paid	$3,674,034
Portfolio turnover rate	37%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	29.06%
Industrials	18.53%
Healthcare	17.83%
Consumer Discretionary	12.90%
Financials	10.01%
Communication Services	4.14%
Real Estate	3.77%
Materials	1.63%
Consumer Staples	1.59%

Top 10 equity holdings
CoStar Group	3.77%
Trade Desk Class A	2.33%
Datadog Class A	2.28%
IDEXX Laboratories	2.27%
Fastenal	2.25%
Insulet	2.11%
HubSpot	2.03%
Floor & Decor Holdings Class A	2.03%
Trimble	2.01%
Pool	2.00%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Mid Cap Growth to Macquarie VIP Mid Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Natural Resources Series
(formerly, Delaware Ivy VIP Natural Resources)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Natural Resources Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	1.26%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Natural Resources Series (Service Class) returned (0.58%) for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P Global Natural Resources Index, the Series' narrowly based securities market index, returned (8.86%).
Top contributors to performance:
Copper mining equities contributed to performance as copper supplies tightened due to disruptions. Moreover, investors anticipated growing demand from the energy transition, onshoring and the data center buildout.
Natural gas equities outperformed as investors pricing and activity troughed. Investors also began pricing in incremental demand from US liquefied natural gas (LNG) infrastructure and the anticipated gas fired power generation demand from data centers.
Top detractors from performance:
Renewable energy companies detracted from performance. Following the election of Donald Trump as President, solar providers came under considerable pressure as investors questioned the outlook for government incentives. Moreover, late in the fourth quarter the US Federal Reserve increased its forward outlook for interest rates. As interest rates increased, investors began to price in lower growth and value, especially for solar equities.
Oil service equities also detracted from performance despite stable energy prices. Exploration and production (E&P) companies slowed investment during the year as they gained efficiencies. International investment also slowed as OPEC established significant spare capacity and companies worried about 2025 balances.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Natural Resources Series (Service Class)	-0.58%	5.81%	0.98%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Global Natural Resources Index	-8.86%	5.12%	4.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$72,923,399
Total number of portfolio holdings	42
Total advisory fees paid	$681,839
Portfolio turnover rate	46%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	19.92%
Diversified Metals & Mining	11.78%
Gold	9.09%
Integrated Oil & Gas	7.97%
Fertilizers & Agricultural Chemicals	7.92%
Construction Materials	5.29%
Paper Products	4.94%
Forest Products	4.63%
Aluminum	3.94%
Oil & Gas Refining & Marketing	3.46%

Top 10 equity holdings
Shell	6.13%
Anglo American	5.24%
CF Industries Holdings	4.78%
CRH	4.01%
Wheaton Precious Metals	3.99%
Alcoa	3.94%
Hudbay Minerals	3.62%
Valero Energy	3.46%
Kimbell Royalty Partners	3.35%
International Paper	3.34%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Natural Resources to Macquarie VIP Natural Resources Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Science and Technology Series
(formerly, Delaware Ivy VIP Science and Technology)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$105	0.91%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Science and Technology Series (Standard Class) returned 30.92% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P North American Technology Sector Index, the Series' narrowly based securities market index, returned 36.08%.
Top contributors to performance:
Investments in technology benefited performance, notably AI enablers including chip-design companies NVIDIA Corp., Broadcom Inc., and Arm Holdings PLC. An overweight to Meta Platforms Inc. also contributed.
At the sector level, an underweight and stock selection within healthcare contributed the most. Policy uncertainty and cyclical pressures weighed on healthcare stocks, with select exceptions like Intuitive Surgical Inc. An overweight to technology also benefited performance.
Top detractors from performance:
Select technology investments detracted from performance, including extreme ultraviolet (EUV) lithography equipment maker, ASML Holding NV as well as Seagate Technology Holdings PLC. Shares in social media platform Pinterest Inc. also detracted.
At the sector level, an underweight to financials detracted the most, followed by an underweight to industrials. Optimism about the Trump administration’s deregulation and pro-growth policies benefited both sectors.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period April 28, 2017 (Standard Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (4/28/17)
Macquarie VIP Science and Technology Series (Standard Class)	30.92%	14.33%	16.65%
S&P 500 Index	25.02%	14.53%	14.43%
S&P North American Technology Sector Index	36.08%	21.06%	21.87%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$649,442,154
Total number of portfolio holdings	35
Total advisory fees paid	$5,381,225
Portfolio turnover rate	37%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	64.76%
Communication Services	14.24%
Consumer Discretionary	11.99%
Healthcare	3.84%
Industrials	3.37%

Top 10 equity holdings
Meta Platforms Class A	9.88%
Microsoft	7.18%
Broadcom	6.48%
Amazon.com	5.63%
NVIDIA	5.24%
Zebra Technologies Class A	5.18%
Seagate Technology Holdings	4.85%
Taiwan Semiconductor Manufacturing ADR	4.28%
SAP ADR	4.07%
Cadence Design Systems	3.42%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Science and Technology to Macquarie VIP Science and Technology Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Science and Technology Series
(formerly, Delaware Ivy VIP Science and Technology)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	1.16%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Science and Technology Series (Service Class) returned 30.59% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%, while the S&P North American Technology Sector Index, the Series' narrowly based securities market index, returned 36.08%.
Top contributors to performance:
Investments in technology benefited performance, notably AI enablers including chip-design companies NVIDIA Corp., Broadcom Inc., and Arm Holdings PLC. An overweight to Meta Platforms Inc. also contributed.
At the sector level, an underweight and stock selection within healthcare contributed the most. Policy uncertainty and cyclical pressures weighed on healthcare stocks, with select exceptions like Intuitive Surgical Inc. An overweight to technology also benefited performance.
Top detractors from performance:
Select technology investments detracted from performance, including extreme ultraviolet (EUV) lithography equipment maker, ASML Holding NV as well as Seagate Technology Holdings PLC. Shares in social media platform Pinterest Inc. also detracted.
At the sector level, an underweight to financials detracted the most, followed by an underweight to industrials. Optimism about the Trump administration’s deregulation and pro-growth policies benefited both sectors.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Science and Technology Series (Service Class)	30.59%	14.05%	13.54%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$649,442,154
Total number of portfolio holdings	35
Total advisory fees paid	$5,381,225
Portfolio turnover rate	37%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	64.76%
Communication Services	14.24%
Consumer Discretionary	11.99%
Healthcare	3.84%
Industrials	3.37%

Top 10 equity holdings
Meta Platforms Class A	9.88%
Microsoft	7.18%
Broadcom	6.48%
Amazon.com	5.63%
NVIDIA	5.24%
Zebra Technologies Class A	5.18%
Seagate Technology Holdings	4.85%
Taiwan Semiconductor Manufacturing ADR	4.28%
SAP ADR	4.07%
Cadence Design Systems	3.42%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Science and Technology to Macquarie VIP Science and Technology Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Small Cap Growth Series
(formerly, Delaware Ivy VIP Small Cap Growth)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$95	0.89%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Small Cap Growth Series (Standard Class) returned 14.53% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2000® Growth Index, the Series' narrowly based securities market index, returned 15.15%.
Top contributors to performance:
Stock selection in consumer discretionary, including strong performance from restaurant holdings.
Strong performance in the healthcare sector, especially among biotechnology holdings.
Favorable investments in financials, especially holdings exposed to capital markets.
Top detractors from performance:
Underperformance in information technology (IT), including stock selection in software.
Underexposure to speculative surges in bitcoin-related companies and quantum-computer-related companies within the IT sector.
Stock selection in the consumer staples sector.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 2, 2018 (Standard Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (11/2/18)
Macquarie VIP Small Cap Growth Series (Standard Class)	14.53%	6.51%	6.66%
Russell 3000 Index	23.81%	13.86%	14.49%
Russell 2000 Growth Index	15.15%	6.86%	7.47%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$207,660,324
Total number of portfolio holdings	81
Total advisory fees paid	$1,721,581
Portfolio turnover rate	72%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	26.98%
Healthcare	23.06%
Industrials	21.31%
Consumer Discretionary	10.31%
Financials	8.50%
Consumer Staples	2.88%
Materials	2.69%
Communication Services	2.18%
Energy	1.32%

Top 10 equity holdings
Vericel	2.74%
Integer Holdings	2.38%
CyberArk Software	2.38%
Clean Harbors	2.23%
ATI	2.22%
IMAX	2.18%
Parsons	2.12%
OSI Systems	2.09%
Descartes Systems Group	2.08%
Construction Partners Class A	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Small Cap Growth to Macquarie VIP Small Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Small Cap Growth Series
(formerly, Delaware Ivy VIP Small Cap Growth)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	1.14%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Small Cap Growth Series (Service Class) returned 14.26% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2000® Growth Index, the Series' narrowly based securities market index, returned 15.15%.
Top contributors to performance:
Stock selection in consumer discretionary, including strong performance from restaurant holdings.
Strong performance in the healthcare sector, especially among biotechnology holdings.
Favorable investments in financials, especially holdings exposed to capital markets.
Top detractors from performance:
Underperformance in information technology (IT), including stock selection in software.
Underexposure to speculative surges in bitcoin-related companies and quantum-computer-related companies within the IT sector.
Stock selection in the consumer staples sector.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Small Cap Growth Series (Service Class)	14.26%	6.25%	7.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$207,660,324
Total number of portfolio holdings	81
Total advisory fees paid	$1,721,581
Portfolio turnover rate	72%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	26.98%
Healthcare	23.06%
Industrials	21.31%
Consumer Discretionary	10.31%
Financials	8.50%
Consumer Staples	2.88%
Materials	2.69%
Communication Services	2.18%
Energy	1.32%

Top 10 equity holdings
Vericel	2.74%
Integer Holdings	2.38%
CyberArk Software	2.38%
Clean Harbors	2.23%
ATI	2.22%
IMAX	2.18%
Parsons	2.12%
OSI Systems	2.09%
Descartes Systems Group	2.08%
Construction Partners Class A	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Small Cap Growth to Macquarie VIP Small Cap Growth Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

Macquarie VIP Smid Cap Core Series
(formerly, Delaware Ivy VIP Smid Cap Core)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Smid Cap Core Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	1.18%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Smid Cap Core Series (Service Class) returned 14.26% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2500® Index, the Series' narrowly based securities market index, returned 12.00%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Natera Inc., a leader in cell-free DNA testing, contributed the most. Insmed Inc. was another strong contributor.
Holdings in the consumer services sector outperformed. Brinker International Inc., the parent company for restaurant chains Chili’s and Maggiano’s, contributed the most.
Holdings in the finance sector outperformed over the period.
Top detractors from performance:
The capital goods sector detracted the most from performance. Lincoln Electric Holdings Inc. detracted the most within the sector.
Holdings in the consumer discretionary sector underperformed. Retailer Five Below Inc. was the top overall detractor during the period.
Industry allocations and selection within the transportation sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Smid Cap Core Series (Service Class)	14.26%	7.79%	8.41%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2500 Index	12.00%	8.77%	8.85%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of April 28, 2017, and as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$207,364,567
Total number of portfolio holdings	122
Total advisory fees paid	$1,845,454
Portfolio turnover rate	10%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Finance	15.22%
Technology	14.50%
Healthcare	13.33%
Capital Goods	11.86%
Basic Materials	6.23%
Real Estate Investment Trusts	6.20%
Business Services	5.46%
Energy	4.68%
Consumer Discretionary	4.04%
Transportation	3.40%

Top 10 equity holdings
Expand Energy	1.91%
East West Bancorp	1.89%
Dick's Sporting Goods	1.61%
Webster Financial	1.60%
Brinker International	1.59%
Liberty Energy	1.49%
Axis Capital Holdings	1.46%
Casey's General Stores	1.43%
Semtech	1.43%
Pinnacle Financial Partners	1.41%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Smid Cap Core to Macquarie VIP Smid Cap Core Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218474)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $685,100 for 2024 and $734,485 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $124,502 for 2024 and $133,274 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $ 24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Ivy Variable Insurance Portfolios
Macquarie VIP Asset Strategy Series
(formerly, Delaware Ivy VIP Asset Strategy)
Macquarie VIP Balanced Series
(formerly, Delaware Ivy VIP Balanced)
Macquarie VIP Energy Series
(formerly, Delaware Ivy VIP Energy)
Macquarie VIP Growth Series
(formerly, Delaware Ivy VIP Growth)
Macquarie VIP High Income Series
(formerly, Delaware Ivy VIP High Income)
Macquarie VIP International Core Equity Series
(formerly, Delaware Ivy VIP International Core Equity)
Macquarie VIP Mid Cap Growth Series
(formerly, Delaware Ivy VIP Mid Cap Growth)
Macquarie VIP Natural Resources Series
(formerly, Delaware Ivy VIP Natural Resources)
Macquarie VIP Science and Technology Series
(formerly, Delaware Ivy VIP Science and Technology)
Macquarie VIP Small Cap Growth Series
(formerly, Delaware Ivy VIP Small Cap Growth)
Macquarie VIP Smid Cap Core Series
(formerly, Delaware Ivy VIP Smid Cap Core)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
December 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.11%
Fannie Mae REMICs
Series 2015-18 NS 1.437% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	837,385	$ 73,117
Series 2015-37 SB 0.937% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,679,152	121,810
Series 2016-48 US 1.417% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,795,119	107,820
Series 2017-33 AI 4.50% 5/25/47 Σ, =	770,886	95,092
Series 2019-13 IP 5.00% 3/25/49 Σ, =	571,867	115,277
Series 4740 SB 1.438% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	871,058	81,069
Total Agency Collateralized Mortgage Obligations (cost $1,287,014)		594,185

Agency Commercial Mortgage-Backed Securities — 0.80%
Fannie Mae Series 2017-M2 A2 2.825% 2/25/27 •	1,178,383	1,139,622
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.637% 11/25/29 =, ♦, •	2,002,146	50,362
Series K115 X1 1.32% 6/25/30 =, ♦, •	1,777,728	100,446
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.541% 12/25/49 #, •	2,751,000	2,668,856
Series 2018-K73 B 144A 3.85% 2/25/51 #, •	600,000	577,847
Total Agency Commercial Mortgage-Backed Securities (cost $4,945,112)		4,537,133

Agency Mortgage-Backed Securities — 9.85%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	872,197	774,762
2.50% 4/1/36	1,508,132	1,381,066
3.00% 11/1/33	248,077	236,486
5.50% 10/1/38	450,498	453,536
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,497,897	1,964,031
2.00% 3/1/51	2,407,872	1,888,743
2.50% 8/1/50	456,715	379,087
2.50% 2/1/52	786,549	642,362
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 8/1/50	633,504	$ 546,268
3.00% 12/1/51	848,772	730,821
3.00% 2/1/52	1,850,883	1,583,057
3.00% 6/1/52	246,918	211,350
3.50% 1/1/48	258,674	233,027
3.50% 6/1/52	5,392,011	4,776,691
3.50% 9/1/52	1,259,543	1,127,836
4.00% 3/1/47	1,564,655	1,452,011
4.00% 5/1/51	82,141	76,155
4.00% 9/1/52	180,533	165,368
4.50% 10/1/52	1,717,643	1,618,859
4.50% 2/1/53	1,758,263	1,656,631
5.00% 8/1/53	732,604	713,236
5.50% 10/1/52	1,097,990	1,089,068
5.50% 11/1/52	780,921	776,467
5.50% 3/1/53	1,445,974	1,427,411
5.50% 7/1/53	141,317	139,681
6.00% 12/1/52	1,070,812	1,077,599
6.00% 5/1/53	335,243	338,732
6.00% 6/1/53	75,238	75,747
6.00% 7/1/53	376,995	384,640
6.00% 9/1/53	470,461	472,974
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/55	287,000	223,255
2.50% 1/1/55	343,000	279,331
3.00% 1/1/55	241,000	204,662
3.50% 1/1/55	253,000	223,757
4.00% 1/1/55	143,000	130,756
4.50% 1/1/55	258,000	242,642
5.00% 1/1/55	174,000	167,923
5.50% 1/1/55	2,329,000	2,298,137
6.00% 1/1/55	1,951,000	1,959,993
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,809,167	1,508,001
2.50% 2/1/42	782,806	667,610
2.50% 3/1/42	483,940	411,791
3.00% 3/1/37	579,031	531,405
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,168,443	2,624,312
2.50% 12/1/51	430,888	356,115
2.50% 1/1/52	1,326,259	1,095,973
2.50% 5/1/52	147,860	120,677
3.00% 1/1/52	1,332,293	1,134,424
4.00% 8/1/52	831,807	764,297
4.00% 9/1/52	1,166,365	1,070,404
4.50% 7/1/52	100,863	95,143
4.50% 9/1/52	859,661	810,370
4.50% 10/1/52	1,319,129	1,243,263
4.50% 11/1/52	1,524,197	1,435,658
5.00% 7/1/52	500,645	489,883

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 9/1/52	931,851	$ 909,656
5.00% 11/1/52	140,270	135,803
5.00% 6/1/53	1,826,035	1,765,931
5.50% 9/1/52	918,747	912,173
5.50% 11/1/52	675,210	671,260
5.50% 3/1/53	344,481	343,954
5.50% 9/1/53	707,228	707,542
GNMA II S.F. 30 yr
3.00% 12/20/51	435,165	377,808
3.00% 1/20/52	402,774	349,607
5.00% 9/20/52	610,833	594,462
5.50% 2/20/54	410,658	409,934
Total Agency Mortgage-Backed Securities (cost $57,540,678)		55,661,614

Corporate Bonds — 10.10%
Banking — 1.93%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	43,440
5.518% 10/25/35 μ	295,000	288,590
5.819% 9/15/29 μ	519,000	531,954
6.204% 11/10/28 μ	380,000	393,476

BPCE 144A 5.936% 5/30/35 #, μ	250,000	247,907
Citibank
5.438% 4/30/26	250,000	252,383
5.488% 12/4/26	320,000	324,865
5.57% 4/30/34	360,000	364,374
Citigroup
6.75% 2/15/30 μ, ψ	200,000	198,873
7.00% 8/15/34 μ, ψ	115,000	121,564
Deutsche Bank
3.729% 1/14/32 μ	248,000	216,607
6.72% 1/18/29 μ	200,000	207,722
6.819% 11/20/29 μ	335,000	350,671
7.146% 7/13/27 μ	150,000	154,621

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	648,445
Goldman Sachs Group
5.016% 10/23/35 μ	280,000	268,134
5.561% 11/19/45 μ	225,000	217,427
6.484% 10/24/29 μ	235,000	246,301

Huntington Bancshares 6.208% 8/21/29 μ	230,000	237,554
Huntington National Bank
4.552% 5/17/28 μ	255,000	253,033
5.65% 1/10/30	250,000	254,560
JPMorgan Chase & Co.
4.946% 10/22/35 μ	105,000	101,208
5.012% 1/23/30 μ	170,000	169,876
5.571% 4/22/28 μ	190,000	193,255
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
6.254% 10/23/34 μ	88,000	$ 93,047

KeyBank 5.85% 11/15/27	80,000	82,004
KeyCorp 6.401% 3/6/35 μ	130,000	135,375
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	203,429
Morgan Stanley
5.516% 11/19/55 μ	195,000	188,092
5.831% 4/19/35 μ	619,000	631,069
6.138% 10/16/26 μ	135,000	136,404
6.296% 10/18/28 μ	224,000	232,271
6.407% 11/1/29 μ	155,000	161,955
PNC Financial Services Group
5.676% 1/22/35 μ	145,000	146,740
6.875% 10/20/34 μ	245,000	267,538

Popular 7.25% 3/13/28	130,000	133,989
State Street 4.993% 3/18/27	215,000	216,820
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	470,000	466,041
US Bancorp
2.491% 11/3/36 μ	1,245,000	1,008,692
4.653% 2/1/29 μ	167,000	165,346
5.384% 1/23/30 μ	65,000	65,556
5.678% 1/23/35 μ	145,000	146,285
5.727% 10/21/26 μ	37,000	37,261
6.787% 10/26/27 μ	95,000	98,232
		10,902,986
Basic Industry — 0.54%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	358,927
FMG Resources August 2006 144A 5.875% 4/15/30 #	375,000	368,878
Freeport-McMoRan 5.45% 3/15/43	700,000	654,607
LYB International Finance III
3.625% 4/1/51	375,000	252,097
5.50% 3/1/34	290,000	284,696

Magnera 144A 7.25% 11/15/31 #	190,000	185,722
Sherwin-Williams 2.90% 3/15/52	710,000	432,352
Suzano Austria 2.50% 9/15/28	600,000	533,815
		3,071,094
Brokerage — 0.21%
Blackstone Reg Finance 5.00% 12/6/34	265,000	256,310
Jefferies Finance 144A 5.00% 8/15/28 #	200,000	187,795
Jefferies Financial Group
2.625% 10/15/31	630,000	531,840

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
5.875% 7/21/28	213,000	$ 217,881
		1,193,826
Capital Goods — 0.61%
Amphenol
2.20% 9/15/31	100,000	83,849
5.05% 4/5/27	95,000	95,841

BAE Systems 144A 5.30% 3/26/34 #	200,000	199,525
Boeing
2.196% 2/4/26	385,000	373,589
6.858% 5/1/54	645,000	686,189

Bombardier 144A 7.25% 7/1/31 #	360,000	371,709
Goat Holdco 144A 6.75% 2/1/32 #	190,000	188,354
Northrop Grumman
4.75% 6/1/43	55,000	49,358
5.20% 6/1/54	225,000	209,535

Resideo Funding 144A 6.50% 7/15/32 #	370,000	370,924
Standard Industries 144A 4.375% 7/15/30 #	483,000	442,906
TransDigm 144A 6.875% 12/15/30 #	360,000	365,611
		3,437,390
Communications — 0.71%
AT&T 6.30% 1/15/38	40,000	42,839
Charter Communications Operating 3.85% 4/1/61	1,360,000	820,521
Consolidated Communications 144A 6.50% 10/1/28 #	95,000	91,639
Crown Castle 1.05% 7/15/26	415,000	392,365
Frontier Communications Holdings 144A 5.00% 5/1/28 #	210,000	205,455
Meta Platforms
4.30% 8/15/29	120,000	118,518
4.55% 8/15/31	50,000	49,212
4.75% 8/15/34	105,000	102,264
5.40% 8/15/54	120,000	116,312

Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	385,642
Rogers Communications 5.30% 2/15/34	655,000	638,679
Sirius XM Radio 144A 4.125% 7/1/30 #	425,000	371,423
Sprint Capital 6.875% 11/15/28	255,000	270,876
T-Mobile USA
5.25% 6/15/55	255,000	231,806
5.75% 1/15/34	95,000	97,437

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Verizon Communications 2.875% 11/20/50	135,000	$ 82,995
		4,017,983
Consumer Cyclical — 0.84%
Alibaba Group Holding 2.125% 2/9/31	500,000	421,529
Aptiv Swiss Holdings 3.10% 12/1/51	400,000	234,032
Caesars Entertainment 144A 6.50% 2/15/32 #	360,000	361,918
Carnival 144A 4.00% 8/1/28 #	285,000	270,314
Ford Motor Credit
5.80% 3/8/29	200,000	200,167
6.125% 3/8/34	200,000	195,777
6.80% 5/12/28	200,000	206,750
6.95% 6/10/26	200,000	204,658
General Motors Financial
5.60% 6/18/31	80,000	80,439
5.95% 4/4/34	740,000	744,238
Home Depot
1.875% 9/15/31	1,000,000	826,485
4.85% 6/25/31	60,000	59,998
4.875% 6/25/27	70,000	70,679
4.95% 6/25/34	185,000	182,610
Hyundai Capital America
144A 5.275% 6/24/27 #	105,000	105,874
144A 5.40% 6/24/31 #	115,000	115,052

Uber Technologies 5.35% 9/15/54	125,000	116,345
VICI Properties 4.95% 2/15/30	370,000	362,949
		4,759,814
Consumer Non-Cyclical — 0.27%
AbbVie 5.35% 3/15/44	95,000	92,671
Bunge Limited Finance 4.20% 9/17/29	330,000	320,358
HCA 5.45% 9/15/34	270,000	263,320
Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	828,572
		1,504,921
Electric — 1.19%
AEP Texas 5.40% 6/1/33	75,000	74,358
Appalachian Power 4.50% 8/1/32	350,000	330,114
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	97,854
Constellation Energy Generation 5.75% 3/15/54	280,000	272,568
Dominion Energy
6.625% 5/15/55 μ	145,000	147,779
6.875% 2/1/55 μ	180,000	187,124

DTE Energy 5.10% 3/1/29	185,000	185,521

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Duke Energy 6.45% 9/1/54 μ	65,000	$ 65,952
Exelon 5.45% 3/15/34	95,000	94,855
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	370,408
Nevada Power 5.90% 5/1/53	260,000	261,233
NextEra Energy Capital Holdings
5.55% 3/15/54	375,000	359,659
5.749% 9/1/25	445,000	447,871

NRG Energy 144A 6.25% 11/1/34 #	230,000	225,776
Oglethorpe Power 6.20% 12/1/53	45,000	46,504
Pacific Gas & Electric 3.00% 6/15/28	1,154,000	1,081,766
PacifiCorp
5.10% 2/15/29	45,000	45,340
5.45% 2/15/34	80,000	79,534
5.80% 1/15/55	75,000	72,965

Southern California Edison 5.20% 6/1/34	175,000	173,279
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,408,838
Vistra Operations
144A 5.125% 5/13/25 #	384,000	383,879
144A 6.00% 4/15/34 #	80,000	81,118
144A 6.95% 10/15/33 #	200,000	215,709
		6,710,004
Energy — 1.31%
Archrock Partners 144A 6.625% 9/1/32 #	95,000	94,972
BP Capital Markets America
2.721% 1/12/32	215,000	184,039
2.939% 6/4/51	555,000	343,953
4.812% 2/13/33	105,000	101,545
5.227% 11/17/34	385,000	379,385
ConocoPhillips
5.00% 1/15/35	200,000	194,371
5.05% 9/15/33	445,000	439,319
5.50% 1/15/55	190,000	180,869
Diamondback Energy
5.20% 4/18/27	90,000	90,878
5.40% 4/18/34	80,000	78,707
5.75% 4/18/54	365,000	342,833
Enbridge
5.25% 4/5/27	180,000	182,178
5.75% 7/15/80 μ	455,000	440,323
6.70% 11/15/53	105,000	114,036
Energy Transfer
5.95% 5/15/54	145,000	140,269
6.05% 9/1/54	200,000	195,871
6.10% 12/1/28	350,000	363,786
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.30% 2/15/53	260,000	$ 171,097
4.95% 2/15/35	125,000	121,027
5.35% 1/31/33	45,000	45,377
5.55% 2/16/55	125,000	120,359

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	405,200	348,030
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	346,776
Kinder Morgan
5.00% 2/1/29	70,000	69,792
5.95% 8/1/54	555,000	542,826
Occidental Petroleum
5.375% 1/1/32	105,000	102,880
5.55% 10/1/34	565,000	549,931
6.05% 10/1/54	36,000	34,179
6.125% 1/1/31	270,000	276,452
6.60% 3/15/46	34,000	34,355

Targa Resources Partners 5.00% 1/15/28	770,000	762,136
		7,392,551
Finance Companies — 0.96%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,155,000	2,064,556
Air Lease
4.125% 12/15/26 μ, ψ	605,000	570,795
4.625% 10/1/28	153,000	150,532
5.10% 3/1/29	111,000	111,339
5.20% 7/15/31	30,000	29,659

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	660,000	678,116
Aviation Capital Group
144A 3.50% 11/1/27 #	495,000	473,531
144A 5.375% 7/15/29 #	180,000	180,218

Avolon Holdings Funding 144A 4.95% 1/15/28 #	140,000	138,784
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	120,000	118,550
144A 6.00% 11/22/34 #	280,000	273,401

Blue Owl Credit Income 144A 5.80% 3/15/30 #	425,000	418,752
UWM Holdings 144A 6.625% 2/1/30 #	225,000	223,825
		5,432,058
Insurance — 0.60%
Aon 5.00% 9/12/32	635,000	625,101
Aon North America
5.30% 3/1/31	125,000	125,599

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Aon North America
5.75% 3/1/54	50,000	$ 48,805

Arthur J Gallagher & Co. 5.00% 2/15/32	195,000	192,570
Athene Holding
3.45% 5/15/52	385,000	248,001
3.95% 5/25/51	175,000	125,971
6.625% 10/15/54 μ	180,000	179,443
Elevance Health
5.15% 6/15/29	180,000	181,047
5.375% 6/15/34	480,000	476,021

Howden UK Refinance 144A 7.25% 2/15/31 #	220,000	223,813
Marsh & McLennan 5.35% 11/15/44	330,000	320,472
UnitedHealth Group
4.90% 4/15/31	545,000	541,945
5.50% 7/15/44	125,000	121,337
		3,410,125
Natural Gas — 0.13%
Atmos Energy
2.85% 2/15/52	150,000	91,944
5.75% 10/15/52	270,000	272,027

Sempra 6.40% 10/1/54 μ	375,000	372,760
		736,731
Real Estate Investment Trusts — 0.12%
American Homes 4 Rent 5.25% 3/15/35	365,000	355,389
Extra Space Storage 5.40% 2/1/34	310,000	307,197
		662,586
Technology — 0.68%
Accenture Capital
4.05% 10/4/29	155,000	150,479
4.25% 10/4/31	715,000	687,263
4.50% 10/4/34	630,000	598,933

Amentum Holdings 144A 7.25% 8/1/32 #	365,000	368,182
Broadcom
5.05% 7/12/29	525,000	527,165
5.15% 11/15/31	105,000	105,709

CDW 3.276% 12/1/28	555,000	517,332
Entegris 144A 4.75% 4/15/29 #	150,000	143,757
KLA 4.95% 7/15/52	295,000	268,322
Oracle
3.60% 4/1/50	286,000	200,539
4.20% 9/27/29	120,000	115,946
4.65% 5/6/30	70,000	69,008
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
5.375% 9/27/54	120,000	$ 110,707
		3,863,342
Total Corporate Bonds (cost $59,196,244)		57,095,411

Government Agency Obligations — 0.14%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	374,750
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	403,413
Total Government Agency Obligations (cost $1,000,000)		778,163

Non-Agency Asset-Backed Securities — 1.48%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	550,000	556,427
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	200,000	203,421
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,009,978
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	350,198
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,521
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	525,000	525,688
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	775,000	785,574
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,016,843
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,009,400
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	1,900,000	1,913,550
Total Non-Agency Asset-Backed Securities (cost $8,312,040)		8,377,600

Non-Agency Collateralized Mortgage Obligations — 0.60%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.069% (SOFR + 1.50%) 10/25/43 #, •	1,129,109	1,134,515

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.419% (SOFR + 1.85%) 11/25/43 #, •	375,746	$ 379,897
Series 2024-DNA3 M2 144A 6.019% (SOFR + 1.45%) 10/25/44 #, •	770,000	772,553

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	1,113,885	1,081,783
Total Non-Agency Collateralized Mortgage Obligations (cost $3,339,125)		3,368,748

Non-Agency Commercial Mortgage-Backed Securities — 2.05%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,314,415
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	883,847

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	857,564
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,673,428
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,689,974
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,689,914

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,765,158
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,733,266
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,681,726)		11,607,566

Loan Agreements — 0.34%
Basic Industry — 0.02%
A-Ap Buyer 7.607% (SOFR01M + 3.25%) 9/9/31 •	125,000	126,042
		126,042
Brokerage — 0.05%
Jefferies Finance 7.356% (SOFR01M + 3.00%) 10/21/31 •	92,000	92,489
June Purchaser 7.579% (SOFR03M + 3.25%) 11/28/31 •	158,571	160,553
		253,042
	Principal amount°	Value (US $)

Loan Agreements (continued)
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 7.837% (SOFR01M + 3.50%) 8/19/31 •	155,000	$ 156,223
Azorra Soar TLB Finance 7.859% (SOFR03M + 3.50%) 10/18/29 •	89,775	89,438
Lightning Power Tranche B 7.579% (SOFR03M + 3.25%) 8/18/31 •	209,475	212,187
White Cap Buyer Tranche C 7.607% (SOFR01M + 3.25%) 10/19/29 •	310,000	310,953
		768,801
Communications — 0.03%
Midcontinent Communications 6.897% (SOFR01M + 2.50%) 8/16/31 •	167,580	168,837
		168,837
Financial Services — 0.03%
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	190,000	190,633
		190,633
Technology — 0.07%
Amentum Holdings 6.607% (SOFR01M + 2.25%) 9/29/31 •	250,000	249,719
Icon Parent I 7.516% (SOFR03M + 3.00%) 11/13/31 •	140,000	140,665
		390,384
Total Loan Agreements (cost $1,877,177)		1,897,739

Sovereign BondΔ — 0.07%
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	376,795
		376,795
Total Sovereign Bond (cost $578,662)		376,795

US Treasury Obligations — 5.82%
US Treasury Bonds
2.375% 2/15/42	4,615,000	3,287,121
3.00% 2/15/49	560,000	407,598
3.875% 2/15/43	1,595,000	1,407,936
4.25% 8/15/54	1,410,000	1,287,944
4.375% 2/15/38	2,520,000	2,452,207
4.50% 11/15/54	1,010,000	963,120

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.625% 5/15/54	790,000	$ 767,809

US Treasury Floating Rate Notes 4.458% (USBMMY3M + 0.18%) 7/31/26 •	6,795,000	6,799,004
US Treasury Notes
3.625% 9/30/31	6,190,000	5,883,563
3.75% 8/31/26	215,000	213,332
4.00% 7/31/29	3,335,000	3,282,923
4.125% 10/31/29	3,135,000	3,099,631
4.25% 11/15/34	1,910,000	1,860,368
4.375% 5/15/34	555,000	546,643
4.625% 5/31/31	645,000	650,448
Total US Treasury Obligations (cost $35,052,121)		32,909,647
	Number of shares
Common Stocks — 56.78%
Communication Services — 5.24%
Alphabet Class A	46,523	8,806,804
Deutsche Telekom	158,708	4,755,383
Meta Platforms Class A	9,848	5,766,102
Netflix †	6,008	5,355,051
Sea ADR †	46,735	4,958,584
		29,641,924
Consumer Discretionary — 6.77%
Amazon.com †	57,112	12,529,802
DraftKings Class A †	92,270	3,432,444
Ferrari	11,609	4,953,549
Home Depot	17,678	6,876,565
LVMH Moet Hennessy Louis Vuitton	8,873	5,840,942
Media Group Holdings Series H =, †	31,963	66,723
Media Group Holdings Series T =, †	4,006	0
Midea Group Class A	442,200	4,556,945
		38,256,970
Consumer Staples — 4.46%
BJ's Wholesale Club Holdings †	52,983	4,734,031
Casey's General Stores	14,394	5,703,335
Coca-Cola	74,477	4,636,938
Diageo	167,566	5,323,063
Procter & Gamble	28,930	4,850,114
		25,247,481
Energy — 0.99%
Canadian Natural Resources	89,297	2,756,599
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
ConocoPhillips	28,472	$ 2,823,568
		5,580,167
Financials — 9.41%
Adyen 144A #, †	2,483	3,695,986
Aon Class A	11,528	4,140,396
Banco Bilbao Vizcaya Argentaria	442,084	4,328,380
Blue Owl Capital	212,476	4,942,192
China Merchants Bank Class H	792,000	4,078,979
Discover Financial Services	21,321	3,693,437
HDFC Bank	302,304	6,259,972
Intercontinental Exchange	36,968	5,508,602
KB Financial Group	65,377	3,681,441
Mastercard Class A	15,551	8,188,690
MNSN Holdings =, †	342	1,710
Morgan Stanley	37,048	4,657,674
		53,177,459
Healthcare — 5.75%
AstraZeneca	27,283	3,575,407
Danaher	12,453	2,858,586
Eli Lilly & Co.	8,304	6,410,688
Fresenius & Co. †	123,338	4,281,182
Genmab †	14,779	3,086,486
Hoya	49,300	6,118,441
Thermo Fisher Scientific	5,518	2,870,629
UnitedHealth Group	6,552	3,314,395
		32,515,814
Industrials — 6.83%
Airbus	36,610	5,869,640
BAE Systems	294,319	4,231,740
Carrier Global	64,886	4,429,118
CSX	143,422	4,628,228
Epiroc Class A	199,810	3,482,212
Howmet Aerospace	59,989	6,560,997
Ingersoll Rand	53,231	4,815,276
Siemens	23,549	4,591,931
		38,609,142
Information Technology — 15.20%
Apple	45,330	11,351,539
CDW	17,187	2,991,225
KLA	8,938	5,632,012
Lam Research	50,012	3,612,367
Microsoft	42,680	17,989,620
NVIDIA	108,362	14,551,933
Renesas Electronics †	298,800	3,781,322
Salesforce	25,988	8,688,568
SAP	28,085	6,908,188

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing	317,450	$ 10,409,149
		85,915,923
Materials — 1.42%
Mondi	176,456	2,633,191
Sherwin-Williams	15,880	5,398,088
		8,031,279
Utilities — 0.71%
NTPC	1,028,578	4,004,923
		4,004,923
Total Common Stocks (cost $279,564,462)		320,981,082

Preferred Stock — 0.03%
Financials — 0.03%
SVB Financial Trust 11/07/29 =	390	195,000
Total Preferred Stock (cost $197,630)		195,000

Exchange-Traded Funds — 4.59%
iShares Core US Aggregate Bond ETF	103,184	9,998,529
Vanguard S&P 500 ETF	29,649	15,975,178
Total Exchange-Traded Funds (cost $25,872,593)		25,973,707
	Troy Ounces
Bullion — 4.95%
Gold	10,663	27,971,743
Total Bullion (cost $12,870,226)		27,971,743
	Number of shares
Short-Term Investments — 2.98%
Money Market Mutual Funds — 2.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	4,210,536	4,210,536
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	4,210,536	4,210,536
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	4,210,536	$ 4,210,536
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	4,210,536	4,210,536
Total Short-Term Investments (cost $16,842,144)		16,842,144
Total Value of Securities—100.69% (cost $520,156,954)		$569,168,277
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $25,983,191, which represents 4.60% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.

ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at December 31, 2024 through maturity date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$26,429	$26,429	$26,759	$330
The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	US Treasury 5 yr Notes	$1,488,266	$1,494,641	3/31/25	$(6,375)	$(1,313)
54	US Treasury 10 yr Ultra Notes	6,010,875	6,041,150	3/20/25	(30,275)	—
56	US Treasury Long Bonds	6,375,250	6,522,833	3/20/25	(147,583)	(14,000)
9	US Treasury Ultra Bonds	1,070,156	1,104,826	3/20/25	(34,670)	(3,937)
Total Futures Contracts			$15,163,450		$(218,903)	$(19,250)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 10 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Balanced Series
December 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.33%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	234,241	$ 231,675
Series 2016-71 NB 3.00% 10/25/46	347,967	318,568

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	192,823	184,037
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	3,370	3,384
Total Agency Collateralized Mortgage Obligations (cost $801,549)		737,664

Agency Mortgage-Backed Securities — 10.10%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	348,760	309,799
2.50% 8/1/36	288,908	262,964
3.00% 11/1/33	94,720	90,295
5.50% 10/1/38	171,369	172,524
Fannie Mae S.F. 20 yr
2.00% 5/1/41	200,860	167,734
4.00% 9/1/42	283,892	266,089
Fannie Mae S.F. 30 yr
2.00% 6/1/50	996,242	783,319
2.00% 3/1/51	959,024	752,262
2.50% 8/1/50	168,444	139,813
2.50% 11/1/51	87,949	72,329
2.50% 1/1/52	104,200	85,596
2.50% 2/1/52	326,290	268,199
2.50% 4/1/52	315,922	259,381
3.00% 12/1/51	520,890	448,504
3.00% 5/1/52	128,927	110,255
3.00% 6/1/52	281,669	241,095
3.50% 7/1/47	135,012	123,025
3.50% 1/1/48	19,686	17,734
3.50% 7/1/50	1,179,572	1,062,619
3.50% 8/1/51	362,236	322,987
3.50% 6/1/52	91,070	80,677
3.50% 9/1/52	745,806	667,820
4.00% 5/1/51	21,951	20,352
4.00% 6/1/52	177,925	163,007
4.00% 9/1/52	51,209	46,907
4.50% 5/1/49	164,603	156,366
4.50% 1/1/50	184,528	178,423
4.50% 10/1/52	1,327,890	1,251,521
4.50% 2/1/53	190,959	179,921
5.00% 8/1/53	374,790	364,430
5.50% 10/1/52	451,362	447,723
5.50% 11/1/52	250,531	249,102
5.50% 7/1/53	61,442	60,731
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 12/1/52	311,582	$ 313,557
6.00% 5/1/53	135,469	136,879
6.00% 6/1/53	118,797	119,600
6.00% 7/1/53	144,930	147,869
6.00% 9/1/53	226,948	228,160
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/55	144,000	112,016
2.50% 1/1/55	147,000	119,713
3.00% 1/1/55	115,000	97,660
3.50% 1/1/55	119,000	105,246
4.00% 1/1/55	82,000	74,979
4.50% 1/1/55	128,000	120,380
5.00% 1/1/55	78,000	75,276
5.50% 1/1/55	951,000	938,398
6.00% 1/1/55	792,000	795,651
Freddie Mac S.F. 20 yr
2.00% 3/1/41	733,735	612,795
2.50% 2/1/42	316,207	269,675
2.50% 3/1/42	234,962	199,933
3.00% 3/1/37	221,719	203,483
Freddie Mac S.F. 30 yr
2.50% 11/1/50	51,747	42,870
2.50% 12/1/51	158,450	130,954
2.50% 1/1/52	1,273,649	1,051,263
2.50% 5/1/52	49,577	40,462
3.00% 8/1/51	30,677	26,332
3.00% 1/1/52	997,799	849,608
3.50% 4/1/52	155,717	138,505
4.00% 9/1/49	237,875	220,946
4.00% 8/1/52	665,107	611,127
4.00% 9/1/52	386,011	354,053
4.50% 7/1/52	20,669	19,497
4.50% 9/1/52	329,196	310,320
4.50% 10/1/52	439,710	414,421
4.50% 11/1/52	264,733	249,356
5.00% 7/1/52	201,346	197,018
5.00% 9/1/52	381,129	372,051
5.00% 11/1/52	55,075	53,322
5.00% 6/1/53	697,394	674,439
5.50% 9/1/52	294,232	292,313
5.50% 11/1/52	191,002	189,885
5.50% 3/1/53	285,056	284,619
5.50% 9/1/53	270,751	270,871
GNMA II S.F. 30 yr
3.00% 12/20/51	147,333	127,914
3.00% 1/20/52	204,093	177,152
5.00% 9/20/52	195,000	189,774
5.50% 5/20/53	454,567	452,109

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
5.50% 2/20/54	183,107	$ 182,784
Total Agency Mortgage-Backed Securities (cost $23,425,008)		22,418,738

Corporate Bonds — 10.53%
Banking — 2.14%
Bank of America
5.518% 10/25/35 μ	321,000	314,025
5.819% 9/15/29 μ	142,000	145,544
6.204% 11/10/28 μ	300,000	310,639

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	235,000	233,357
Citibank 5.57% 4/30/34	250,000	253,037
Citigroup
6.75% 2/15/30 μ, ψ	80,000	79,549
7.00% 8/15/34 μ, ψ	45,000	47,568

Deutsche Bank 6.819% 11/20/29 μ	245,000	256,461
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	36,197
Goldman Sachs Group
5.016% 10/23/35 μ	115,000	110,127
5.561% 11/19/45 μ	90,000	86,971
6.484% 10/24/29 μ	295,000	309,187

Huntington Bancshares 6.208% 8/21/29 μ	90,000	92,956
Huntington National Bank 4.552% 5/17/28 μ	250,000	248,071
JPMorgan Chase & Co.
4.946% 10/22/35 μ	45,000	43,375
5.012% 1/23/30 μ	75,000	74,945
5.571% 4/22/28 μ	85,000	86,456
6.254% 10/23/34 μ	34,000	35,950

KeyBank 5.85% 11/15/27	280,000	287,014
Morgan Stanley
5.516% 11/19/55 μ	80,000	77,166
5.831% 4/19/35 μ	137,000	139,671
6.138% 10/16/26 μ	150,000	151,560
6.296% 10/18/28 μ	88,000	91,249
6.407% 11/1/29 μ	90,000	94,038
PNC Financial Services Group
5.676% 1/22/35 μ	60,000	60,720
6.875% 10/20/34 μ	165,000	180,179

Popular 7.25% 3/13/28	50,000	51,534
Regions Financial
5.502% 9/6/35 μ	75,000	73,286
5.722% 6/6/30 μ	185,000	187,736

State Street 4.993% 3/18/27	95,000	95,804
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	198,315
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
4.653% 2/1/29 μ	68,000	$ 67,327
5.384% 1/23/30 μ	30,000	30,257
5.678% 1/23/35 μ	65,000	65,576
6.787% 10/26/27 μ	130,000	134,423
		4,750,270
Basic Industry — 0.26%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	142,587
FMG Resources August 2006 144A 5.875% 4/15/30 #	150,000	147,552
Freeport-McMoRan 5.45% 3/15/43	120,000	112,218
LYB International Finance III
3.625% 4/1/51	70,000	47,058
5.50% 3/1/34	125,000	122,714
		572,129
Brokerage — 0.30%
Blackstone Reg Finance 5.00% 12/6/34	105,000	101,557
Jefferies Financial Group 5.875% 7/21/28	201,000	205,606
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	346,778
		653,941
Capital Goods — 0.61%
Amphenol
2.20% 9/15/31	220,000	184,468
5.05% 4/5/27	40,000	40,354
Boeing
2.196% 2/4/26	175,000	169,813
6.858% 5/1/54	260,000	276,603

Bombardier 144A 7.25% 7/1/31 #	140,000	144,554
Northrop Grumman
4.75% 6/1/43	20,000	17,948
5.20% 6/1/54	100,000	93,127

Resideo Funding 144A 6.50% 7/15/32 #	145,000	145,362
Standard Industries 144A 4.375% 7/15/30 #	139,000	127,462
TransDigm 144A 6.875% 12/15/30 #	145,000	147,260
		1,346,951
Communications — 1.01%
AT&T
3.50% 9/15/53	215,000	144,905
6.30% 1/15/38	15,000	16,065

Schedules of investments
Macquarie VIP Balanced Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

CCO Holdings 144A 4.25% 1/15/34 #	225,000	$ 182,800
Charter Communications Operating 3.85% 4/1/61	270,000	162,897
Frontier Communications Holdings 144A 5.00% 5/1/28 #	80,000	78,269
Meta Platforms
4.30% 8/15/29	50,000	49,383
4.55% 8/15/31	20,000	19,685
4.75% 8/15/34	45,000	43,827
5.40% 8/15/54	370,000	358,630

Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	154,257
Rogers Communications 5.30% 2/15/34	265,000	258,397
Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	148,569
Sprint Capital 6.875% 11/15/28	110,000	116,848
T-Mobile USA
3.875% 4/15/30	290,000	273,029
5.25% 6/15/55	105,000	95,450
5.75% 1/15/34	35,000	35,898

Verizon Communications 2.875% 11/20/50	160,000	98,364
		2,237,273
Consumer Cyclical — 0.61%
Caesars Entertainment 144A 6.50% 2/15/32 #	145,000	145,773
Carnival 144A 4.00% 8/1/28 #	80,000	75,878
Ford Motor Credit
6.125% 3/8/34	200,000	195,777
6.95% 6/10/26	200,000	204,658
General Motors Financial
5.60% 6/18/31	30,000	30,165
5.95% 4/4/34	301,000	302,724
Home Depot
4.85% 6/25/31	25,000	24,999
4.875% 6/25/27	30,000	30,291
4.95% 6/25/34	75,000	74,031
Hyundai Capital America
144A 5.275% 6/24/27 #	45,000	45,374
144A 5.40% 6/24/31 #	45,000	45,020

Uber Technologies 5.35% 9/15/54	50,000	46,538
VICI Properties 4.95% 2/15/30	140,000	137,332
		1,358,560
Consumer Non-Cyclical — 0.29%
AbbVie 5.35% 3/15/44	40,000	39,019
Bunge Limited Finance 4.20% 9/17/29	95,000	92,224
HCA 5.45% 9/15/34	115,000	112,155
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Merck & Co. 2.75% 12/10/51	250,000	$ 151,685
Royalty Pharma 5.90% 9/2/54	259,000	246,174
		641,257
Electric — 1.29%
AEP Texas 5.40% 6/1/33	30,000	29,743
Appalachian Power 4.50% 8/1/32	190,000	179,205
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	159,013
Commonwealth Edison 2.20% 3/1/30	350,000	307,608
Constellation Energy Generation 5.75% 3/15/54	105,000	102,213
Dominion Energy
6.625% 5/15/55 μ	60,000	61,150
Series A 6.875% 2/1/55 μ	70,000	72,771

DTE Energy 5.10% 3/1/29	80,000	80,226
Duke Energy 6.45% 9/1/54 μ	30,000	30,439
Entergy
2.80% 6/15/30	235,000	209,482
3.75% 6/15/50	125,000	88,798

Exelon 5.45% 3/15/34	35,000	34,947
Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	158,746
Florida Power & Light 3.15% 10/1/49	425,000	286,963
NextEra Energy Capital Holdings
5.55% 3/15/54	155,000	148,659
5.749% 9/1/25	195,000	196,258
Oglethorpe Power
3.75% 8/1/50	95,000	67,902
4.50% 4/1/47	5,000	4,101
5.05% 10/1/48	185,000	163,246
6.20% 12/1/53	20,000	20,668
PacifiCorp
5.10% 2/15/29	20,000	20,151
5.45% 2/15/34	35,000	34,796
5.80% 1/15/55	30,000	29,186

Southern California Edison 5.20% 6/1/34	75,000	74,262
Vistra Operations
144A 6.00% 4/15/34 #	35,000	35,489
144A 6.95% 10/15/33 #	250,000	269,636
		2,865,658
Energy — 1.27%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	129,061
BP Capital Markets America
4.812% 2/13/33	40,000	38,684
5.227% 11/17/34	155,000	152,740

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ConocoPhillips
5.00% 1/15/35	270,000	$ 262,401
5.50% 1/15/55	75,000	71,396
Diamondback Energy
5.20% 4/18/27	40,000	40,390
5.40% 4/18/34	35,000	34,435
Enbridge
5.25% 4/5/27	80,000	80,968
5.70% 3/8/33	125,000	126,360
5.75% 7/15/80 μ	90,000	87,097
Energy Transfer
5.95% 5/15/54	60,000	58,042
6.10% 12/1/28	150,000	155,908
6.25% 4/15/49	140,000	140,319
6.50% 11/15/26 μ, ψ	120,000	120,349
Enterprise Products Operating
4.95% 2/15/35	50,000	48,411
5.35% 1/31/33	255,000	257,134
5.55% 2/16/55	50,000	48,144

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	138,711
Kinder Morgan 5.00% 2/1/29	30,000	29,911
Occidental Petroleum
5.375% 1/1/32	45,000	44,091
5.55% 10/1/34	230,000	223,866
6.05% 10/1/54	15,000	14,241
6.125% 1/1/31	102,000	104,437
6.60% 3/15/46	15,000	15,157

Targa Resources Partners 5.00% 1/15/28	410,000	405,812
		2,828,065
Finance Companies — 0.68%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	402,685
Air Lease
4.625% 10/1/28	55,000	54,113
5.10% 3/1/29	39,000	39,119

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	265,000	272,274
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	181,759
144A 5.375% 7/15/29 #	75,000	75,091

Avolon Holdings Funding 144A 4.95% 1/15/28 #	55,000	54,522
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	150,000	148,187
144A 6.00% 11/22/34 #	115,000	112,290

Blue Owl Credit Income 144A 5.80% 3/15/30 #	170,000	167,501
		1,507,541
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 0.79%
Aon 5.00% 9/12/32	245,000	$ 241,181
Aon North America
5.30% 3/1/31	60,000	60,287
5.75% 3/1/54	20,000	19,522

Athene Global Funding 144A 1.985% 8/19/28 #	60,000	53,669
Athene Holding
3.45% 5/15/52	150,000	96,624
3.95% 5/25/51	65,000	46,789
6.625% 10/15/54 μ	75,000	74,768
Elevance Health
5.15% 6/15/29	70,000	70,407
5.375% 6/15/34	115,000	114,047

Marsh & McLennan 5.35% 11/15/44	340,000	330,184
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	375,300
UnitedHealth Group
4.90% 4/15/31	225,000	223,739
5.50% 7/15/44	55,000	53,388
		1,759,905
Natural Gas — 0.08%
Atmos Energy 2.85% 2/15/52	55,000	33,713
Sempra 6.40% 10/1/54 μ	150,000	149,104
		182,817
Real Estate Investment Trusts — 0.34%
American Homes 4 Rent
3.625% 4/15/32	150,000	134,152
5.25% 3/15/35	130,000	126,577

Extra Space Storage 2.35% 3/15/32	600,000	491,310
		752,039
Technology — 0.86%
Accenture Capital
4.05% 10/4/29	150,000	145,625
4.25% 10/4/31	300,000	288,362
4.50% 10/4/34	120,000	114,082

Amentum Holdings 144A 7.25% 8/1/32 #	145,000	146,264
Broadcom
144A 3.187% 11/15/36 #	220,000	177,312
5.05% 7/12/29	70,000	70,289
5.15% 11/15/31	45,000	45,304

CDW 3.276% 12/1/28	35,000	32,624
Entegris 144A 4.75% 4/15/29 #	55,000	52,711

Schedules of investments
Macquarie VIP Balanced Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
3.60% 4/1/50	251,000	$ 175,997
4.20% 9/27/29	50,000	48,311
4.65% 5/6/30	25,000	24,646
5.375% 9/27/54	50,000	46,128

TSMC Global 144A 1.75% 4/23/28 #	600,000	543,014
		1,910,669
Total Corporate Bonds (cost $24,234,483)		23,367,075

Non-Agency Asset-Backed Securities — 1.19%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	225,000	227,629
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	100,000	101,711
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	504,989
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,521
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	300,000	304,093
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	504,700
Total Non-Agency Asset-Backed Securities (cost $2,624,809)		2,649,643

Non-Agency Collateralized Mortgage Obligations — 0.72%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.469% (SOFR + 1.90%) 12/25/41 #, •	250,000	253,564
Series 2023-R08 1M1 144A 6.069% (SOFR + 1.50%) 10/25/43 #, •	464,927	467,153
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.619% (SOFR + 2.05%) 12/25/33 #, •	441,908	449,511
Series 2023-HQA3 A1 144A 6.419% (SOFR + 1.85%) 11/25/43 #, •	140,905	142,461

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	338,242	$ 284,778
Total Non-Agency Collateralized Mortgage Obligations (cost $1,578,888)		1,597,467

Non-Agency Commercial Mortgage-Backed Securities — 2.90%
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	730,000	631,645
Series 2021-BN36 A5 2.47% 9/15/64	860,000	726,271
Series 2022-BNK39 B 3.238% 2/15/55 •	100,000	83,193
Series 2022-BNK39 C 3.269% 2/15/55 •	45,000	36,189
Series 2022-BNK40 A4 3.393% 3/15/64 •	850,000	756,797
Series 2022-BNK40 B 3.393% 3/15/64 •	100,000	84,227

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	294,145
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	633,740
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	844,957
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	845,910
Series 2022-B32 B 3.202% 1/15/55 •	100,000	79,539
Series 2022-B32 C 3.454% 1/15/55 •	125,000	96,343
Series 2022-B33 A5 3.458% 3/15/55	900,000	795,564
Series 2022-B33 B 3.614% 3/15/55 •	50,000	41,262
Series 2022-B33 C 3.614% 3/15/55 •	50,000	39,502

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	441,289
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,306,592)		6,430,573

Loan Agreements — 0.34%
Basic Industry — 0.02%
A-Ap Buyer 7.607% (SOFR01M + 3.25%) 9/9/31 •	50,000	50,416
		50,416

	Principalamount°	Value (US $)

Loan Agreements (continued)
Brokerage — 0.05%
Jefferies Finance 7.356% (SOFR01M + 3.00%) 10/21/31 •	37,000	$ 37,197
June Purchaser 7.579% (SOFR03M + 3.25%) 11/28/31 •	64,286	65,089
		102,286
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 7.837% (SOFR01M + 3.50%) 8/19/31 •	60,000	60,473
Azorra Soar TLB Finance 7.859% (SOFR03M + 3.50%) 10/18/29 •	34,913	34,782
Lightning Power Tranche B 7.579% (SOFR03M + 3.25%) 8/18/31 •	84,787	85,885
White Cap Buyer Tranche C 7.607% (SOFR01M + 3.25%) 10/19/29 •	125,000	125,384
		306,524
Communications — 0.03%
Midcontinent Communications 6.897% (SOFR01M + 2.50%) 8/16/31 •	66,833	67,334
		67,334
Financial Services — 0.03%
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	75,000	75,250
		75,250
Technology — 0.07%
Amentum Holdings 6.607% (SOFR01M + 2.25%) 9/29/31 •	100,000	99,888
Icon parent I 7.516% (SOFR03M + 3.00%) 11/13/31 •	55,000	55,261
		155,149
Total Loan Agreements (cost $748,757)		756,959

US Treasury Obligations — 6.30%
US Treasury Bonds
2.375% 2/15/42	1,160,000	826,232
3.875% 2/15/43	1,445,000	1,275,528
4.125% 8/15/44	290,000	262,532
4.25% 2/15/54	415,000	378,714
4.25% 8/15/54	35,000	31,970
4.375% 2/15/38	285,000	277,333
4.50% 11/15/54	100,000	95,358
4.625% 5/15/44	235,000	227,896
4.625% 5/15/54	635,000	617,163
US Treasury Notes
3.625% 9/30/31	2,490,000	2,366,732
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.00% 7/31/29	1,220,000	$ 1,200,950
4.125% 3/31/29	2,740,000	2,713,705
4.125% 10/31/29	2,045,000	2,021,928
4.25% 11/15/34	1,205,000	1,173,688
4.375% 7/15/27	220,000	220,599
4.625% 5/31/31	285,000	287,407
Total US Treasury Obligations (cost $14,619,492)		13,977,735
	Number of shares
Common Stocks — 56.63%
Communication Services — 5.81%
Alphabet Class A	18,740	3,547,482
Alphabet Class C	14,582	2,776,996
AT&T	103,178	2,349,363
Live Nation Entertainment †	8,107	1,049,857
Meta Platforms Class A	5,430	3,179,319
		12,903,017
Consumer Discretionary — 4.72%
Amazon.com †	26,109	5,728,054
AutoZone †	753	2,411,106
Home Depot	5,999	2,333,551
		10,472,711
Consumer Staples — 2.14%
Costco Wholesale	3,721	3,409,441
Procter & Gamble	7,947	1,332,314
		4,741,755
Energy — 0.75%
ConocoPhillips	16,689	1,655,048
		1,655,048
Financials — 12.69%
Allstate	11,787	2,272,416
Ally Financial	24,737	890,779
American Express	8,058	2,391,534
Aon Class A	4,159	1,493,746
Blackstone	13,287	2,290,945
Capital One Financial	17,103	3,049,807
CME Group	10,500	2,438,415
Fiserv †	18,213	3,741,314
JPMorgan Chase & Co.	3,197	766,353
KKR & Co.	16,311	2,412,560
Mastercard Class A	3,972	2,091,536
MNSN Holdings =, †	161	805
Morgan Stanley	18,601	2,338,518
Progressive	8,271	1,981,814
		28,160,542

Schedules of investments
Macquarie VIP Balanced Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 4.24%
Abbott Laboratories	22,522	$ 2,547,463
Danaher	7,615	1,748,023
HCA Healthcare	5,505	1,652,326
UnitedHealth Group	4,410	2,230,843
Vertex Pharmaceuticals †	3,048	1,227,430
		9,406,085
Industrials — 4.78%
Airbus ADR	49,282	1,963,148
Cummins	2,726	950,284
Eaton	1,503	498,801
Howmet Aerospace	31,993	3,499,074
Hubbell	3,019	1,264,629
Lockheed Martin	3,764	1,829,078
United Rentals	877	617,794
		10,622,808
Information Technology — 18.25%
Apple	25,960	6,500,903
Applied Materials	13,965	2,271,128
CDW	6,427	1,118,555
Micron Technology	9,826	826,956
Microsoft	22,188	9,352,242
NVIDIA	51,944	6,975,560
Salesforce	7,560	2,527,535
SAP ADR	5,166	1,271,921
Seagate Technology Holdings	13,901	1,199,795
Taiwan Semiconductor Manufacturing ADR	19,841	3,918,399
TE Connectivity	8,809	1,259,423
Zebra Technologies Class A †	8,515	3,288,663
		40,511,080
Materials — 2.49%
Crown Holdings	20,851	1,724,169
Linde	4,785	2,003,336
Sherwin-Williams	5,305	1,803,329
		5,530,834
Utilities — 0.76%
NextEra Energy	23,635	1,694,393
		1,694,393
Total Common Stocks (cost $92,567,351)		125,698,273

Preferred Stock — 0.04%
Financials — 0.04%
SVB Financial Trust 11/07/2029 =, †	184	92,000
Total Preferred Stock (cost $93,026)		92,000

	Number of shares	Value (US $)

Exchange-Traded Funds — 7.93%
iShares Core US Aggregate Bond ETF	112,897	$ 10,939,719
Vanguard S&P 500 ETF	12,373	6,666,696
Total Exchange-Traded Funds (cost $17,353,004)		17,606,415

Short-Term Investments — 3.81%
Money Market Mutual Funds — 3.81%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	2,116,238	2,116,238
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	2,116,238	2,116,238
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	2,116,238	2,116,238
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	2,116,238	2,116,238
Total Short-Term Investments (cost $8,464,952)		8,464,952
Total Value of Securities—100.82% (cost $193,817,911)		$223,797,494
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $8,448,974, which represents 3.81% of the Series’ net assets. See Note 12 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
June Purchaser TBD 9/30/31 X	$10,714	$10,714	$10,848	$134
The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	US Treasury 5 yr Notes	$(106,305)	$(106,756)	3/31/25	$451	$—	$94
27	US Treasury 10 yr Ultra Notes	3,005,437	3,022,501	3/20/25	—	(17,064)	—
13	US Treasury Long Bonds	1,479,969	1,514,229	3/20/25	—	(34,260)	(3,250)
Total Futures Contracts			$4,429,974		$451	$(51,324)	$(3,156)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 10 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CDS – Credit Default Swap
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate

Schedules of investments
Macquarie VIP Balanced Series
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TBD – To be determined
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Energy Series
December 31, 2024
	Number of shares	Value (US $)
Closed-Ended Trust — 1.08%
Asset Management & Custody Banks — 1.08%
Sprott Physical Uranium Trust †	44,763	$ 774,155
Total Closed-Ended Trust (cost $867,060)		774,155

Common Stocks — 92.08%♦
Coal & Consumable Fuels — 0.46%
Cameco	6,348	326,224
		326,224
Electrical Components & Equipment — 2.08%
Generac Holdings †	5,989	928,594
Sunrun †	60,801	562,409
		1,491,003
Heavy Electrical Equipment — 0.62%
Net Power †	42,136	446,220
		446,220
Integrated Oil & Gas — 15.77%
Exxon Mobil	13,062	1,405,079
Shell	184,531	5,719,916
TotalEnergies	38,910	2,151,074
Unit	66,152	1,997,790
		11,273,859
Oil & Gas Drilling — 1.56%
Valaris †	25,299	1,119,228
		1,119,228
Oil & Gas Equipment & Services — 7.84%
Baker Hughes	70,732	2,901,427
Schlumberger	70,462	2,701,513
		5,602,940
Oil & Gas Exploration & Production — 51.84%
ARC Resources	150,020	2,720,805
Chord Energy	31,547	3,688,475
ConocoPhillips	41,972	4,162,363
Diamondback Energy	25,334	4,150,469
EOG Resources	18,035	2,210,730
EQT	57,550	2,653,631
Expand Energy	31,817	3,167,382
Granite Ridge Resources	122,912	794,012
Kimbell Royalty Partners	240,539	3,903,948
Parex Resources	208,132	2,111,075
Permian Resources	266,938	3,838,569
Tourmaline Oil	79,193	3,664,766
		37,066,225
Oil & Gas Refining & Marketing — 10.55%
Marathon Petroleum	27,210	3,795,795
	Number ofshares	Value (US $)
Common Stocks♦ (continued)
Oil & Gas Refining & Marketing (continued)
Valero Energy	30,605	$ 3,751,867
		7,547,662
Oil & Gas Storage & Transportation — 0.40%
Ardmore Shipping	23,826	289,486
		289,486
Renewable Electricity — 0.96%
Spruce Power Holding †	123,804	367,698
Sunnova Energy International †	92,009	315,591
		683,289
Total Common Stocks (cost $71,908,690)		65,846,136

Master Limited Partnerships — 7.44%
Dorchester Minerals	12,617	420,525
Energy Transfer	96,941	1,899,074
Enterprise Products Partners	45,909	1,439,706
MPLX	19,242	920,922
Natural Resource Partners	5,729	635,919
Total Master Limited Partnerships (cost $4,460,976)		5,316,146

Short-Term Investments — 1.14%
Money Market Mutual Funds — 1.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	203,837	203,837
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	203,837	203,837
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	203,837	203,837
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	203,838	203,838
Total Short-Term Investments (cost $815,349)		815,349
Total Value of Securities—101.74% (cost $78,052,075)		$72,751,786
†	Non-income producing security.
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Growth Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.11%♦
Communication Services — 9.15%
Alphabet Class A	258,674	$ 48,966,988
Alphabet Class C	17,605	3,352,696
Electronic Arts	87,730	12,834,899
		65,154,583
Consumer Discretionary — 11.90%
Amazon.com †	243,393	53,397,990
Booking Holdings	2,142	10,642,356
Ferrari	21,305	9,051,216
Home Depot	5,650	2,197,794
LVMH Moet Hennessy Louis Vuitton ADR	71,855	9,390,730
		84,680,086
Consumer Staples — 2.13%
Coca-Cola	243,953	15,188,514
		15,188,514
Financials — 12.13%
Intercontinental Exchange	138,503	20,638,332
Mastercard Class A	16,440	8,656,811
MSCI	22,789	13,673,628
S&P Global	21,816	10,865,022
Visa Class A	102,798	32,488,280
		86,322,073
Healthcare — 9.69%
Cooper †	103,178	9,485,154
Danaher	69,325	15,913,554
Intuitive Surgical †	26,213	13,682,137
UnitedHealth Group	43,651	22,081,295
Veeva Systems Class A †	37,209	7,823,192
		68,985,332
Industrials — 7.68%
Broadridge Financial Solutions	54,271	12,270,130
Equifax	48,415	12,338,563
JB Hunt Transport Services	30,751	5,247,966
TransUnion	24,884	2,306,995
Verisk Analytics	20,914	5,760,343
Waste Connections	97,377	16,707,946
		54,631,943
Information Technology — 43.24%
Apple	207,212	51,890,029
Autodesk †	27,400	8,098,618
Intuit	25,199	15,837,572
Microsoft	208,583	87,917,735
Motorola Solutions	45,691	21,119,751
NVIDIA	556,191	74,690,889
Salesforce	63,524	21,237,979
Synopsys †	7,156	3,473,236
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	53,301	$ 10,526,414
VeriSign †	62,820	13,001,227
		307,793,450
Real Estate — 3.19%
CoStar Group †	196,301	14,053,188
Equinix	9,149	8,626,501
		22,679,689
Total Common Stocks (cost $389,847,606)		705,435,670

Short-Term Investments — 1.03%
Money Market Mutual Funds — 1.03%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,835,385	1,835,385
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,835,385	1,835,385
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,835,386	1,835,386
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,835,385	1,835,385
Total Short-Term Investments (cost $7,341,541)		7,341,541
Total Value of Securities—100.14% (cost $397,189,147)		$712,777,211
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP High Income Series
December 31, 2024
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 2.00%
ABPCI Direct Lending FundCLO II
Series 2017-1A DRR 144A 9.084% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 250,620
Series 2017-1A ERR 144A 12.434% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	600,000	595,564

AGL CLO Series 2024-32A E 144A 11.015% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	550,000	552,802
AIMCO CLO
Series 2022-18A ER 144A 10.117% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	300,000	296,987
Series 2024-19A E 144A 9.562% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	600,000	597,752

Bain Capital Credit CLO Series 2017-2A ER3 144A 11.966% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	550,000	545,926
Barings CLO
Series 2018-2A ER 144A 12.136% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	550,000	563,380
Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	600,000	605,702

Bear Mountain Park CLO Series 2022-1A ER 144A 10.606% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	450,000	458,579
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 11.492% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	750,000	751,636
Carlyle US CLO
Series 2021-11A ER 144A 11.126% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	550,000	554,808
Series 2024-5A E 144A 10.197% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	550,000	549,180

Elmwood CLO Series 2022-4A ER 144A 10.347% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	550,000	548,567
Empower CLO Series 2022-1A ER 144A 10.517% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	1,000,000	996,758
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

Golub Capital Partners CLO Series 2022-62A ER 144A 11.008% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	350,000	$ 352,935
Golub Capital Partners CLO B Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	350,000	351,422
Madison Park Funding XXX Series 2018-30A ER 144A 11.047% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	600,000	601,289
Oaktree CLO Series 2019-3A ER2 144A 11.31% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	1,000,000	1,008,391
OFSI BSL XIV CLO Series 2024-14A E 144A 12.929% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	600,000	598,823
OHA Credit Funding
Series 2021-9A ER 144A 10.117% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	775,000	774,919
Series 2022-11A ER 144A 10.017% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	650,000	649,531

Park Blue CLO Series 2022-1A ER 144A 11.707% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	650,000	649,009
Storm King Park CLO Series 2022-1A ER 144A 10.806% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	850,000	857,246
TCW CLO
Series 2024-2A E 144A 12.115% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	700,000	705,288
Series 2024-3A E 144A 11.018% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	700,000	703,500

Wellfleet CLO Series 2022-1A ER 144A 12.406% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	700,000	699,292
Total Collateralized Debt Obligations (cost $15,723,794)		15,819,906

Schedules of investments
Macquarie VIP High Income Series
	Principal amount°	Value (US $)

Convertible Bond — 0.97%
Services — 0.97%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	3,805,197	$ 7,688,302
Total Convertible Bond (cost $3,744,575)		7,688,302

Corporate Bonds — 79.69%
Automotive — 3.89%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,096,168
Clarios Global 144A 8.50% 5/15/27 #	2,735,000	2,744,288
Dana 4.50% 2/15/32	3,000,000	2,754,870
Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	6,063,879
Goodyear Tire & Rubber 5.25% 7/15/31	4,060,000	3,640,666
Phinia 144A 6.625% 10/15/32 #	1,948,000	1,939,695
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	3,904,892
ZF North America Capital 144A 6.75% 4/23/30 #	3,850,000	3,706,508
		30,850,966
Banking — 2.63%
Banco Santander 8.00% 2/1/34 μ, ψ	5,800,000	6,011,422
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	2,964,014
Barclays 9.625% 12/15/29 μ, ψ	5,415,000	5,972,046
Deutsche Bank 6.00% 10/30/25 μ, ψ	6,000,000	5,892,390
		20,839,872
Basic Industry — 4.53%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,424,350
Cleveland-Cliffs 144A 7.00% 3/15/32 #	5,490,000	5,398,650
CP Atlas Buyer 144A 7.00% 12/1/28 #	4,546,000	4,003,204
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,285,479
144A 6.125% 4/15/32 #	1,505,000	1,487,961
NOVA Chemicals
144A 7.00% 12/1/31 #	932,000	928,624
144A 8.50% 11/15/28 #	895,000	949,157

Novelis 144A 4.75% 1/30/30 #	6,240,000	5,766,549
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	$ 765,064
144A 9.75% 11/15/28 #	4,136,000	4,393,533

Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,039,920
Standard Industries 144A 3.375% 1/15/31 #	2,365,000	2,029,714
Vibrantz Technologies 144A 9.00% 2/15/30 #	470,000	432,064
		35,904,269
Capital Goods — 5.98%
Amentum Holdings 144A 7.25% 8/1/32 #	3,275,000	3,303,551
Arcosa 144A 6.875% 8/15/32 #	2,025,000	2,059,961
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	1,826,489
144A 4.00% 9/1/29 #	2,360,000	2,029,937
Bombardier
144A 7.00% 6/1/32 #	185,000	188,425
144A 7.25% 7/1/31 #	1,905,000	1,966,962
144A 8.75% 11/15/30 #	3,370,000	3,626,741
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	760,729
144A 8.75% 4/15/30 #	2,415,000	2,452,563

Esab 144A 6.25% 4/15/29 #	4,000,000	4,054,758
Goat Holdco 144A 6.75% 2/1/32 #	1,915,000	1,898,407
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,088,466
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	2,725,000	2,783,479
144A 9.25% 4/15/27 #	1,945,000	1,976,443
Sealed Air
144A 6.50% 7/15/32 #	1,445,000	1,448,965
144A 7.25% 2/15/31 #	975,000	1,006,249

Terex 144A 6.25% 10/15/32 #	3,885,000	3,812,839
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,293,499
144A 6.875% 12/15/30 #	6,450,000	6,550,521

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	4,440,000	333,000
		47,461,984
Consumer Goods — 2.40%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	4,105,000	4,282,213
Fiesta Purchaser
144A 7.875% 3/1/31 #	1,919,000	2,005,572
144A 9.625% 9/15/32 #	2,860,000	3,003,237

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	5,654,413

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)

Post Holdings 144A 6.375% 3/1/33 #	4,215,000	$ 4,136,443
		19,081,878
Electric — 3.13%
Calpine
144A 4.625% 2/1/29 #	2,100,000	1,984,163
144A 5.125% 3/15/28 #	2,060,000	1,999,470

Lightning Power 144A 7.25% 8/15/32 #	4,895,000	5,047,323
NRG Energy 144A 6.25% 11/1/34 #	4,090,000	4,014,887
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,079,712
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,737,374
		24,862,929
Energy — 12.54%
Archrock Partners 144A 6.625% 9/1/32 #	3,970,000	3,968,812
Civitas Resources 144A 8.625% 11/1/30 #	3,740,000	3,920,102
EQM Midstream Partners 144A 4.75% 1/15/31 #	10,319,000	9,711,516
Genesis Energy
7.75% 2/1/28	1,975,000	1,979,246
7.875% 5/15/32	940,000	921,452

Gulfport Energy Operating 144A 6.75% 9/1/29 #	4,050,000	4,083,296
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,931,855
144A 6.00% 2/1/31 #	2,248,000	2,087,374
144A 6.25% 4/15/32 #	2,665,000	2,464,425

Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,788,557
Murphy Oil 6.00% 10/1/32	1,558,000	1,498,352
Nabors Industries
144A 8.875% 8/15/31 #	1,615,000	1,501,282
144A 9.125% 1/31/30 #	2,925,000	2,977,307

NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	3,893,667
Noble Finance II 144A 8.00% 4/15/30 #	3,040,000	3,073,383
NuStar Logistics
6.00% 6/1/26	4,126,000	4,134,431
6.375% 10/1/30	3,742,000	3,754,867
SM Energy
144A 6.75% 8/1/29 #	1,405,000	1,392,140
144A 7.00% 8/1/32 #	1,771,000	1,747,796

Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,284,620
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean
144A 8.00% 2/1/27 #	4,626,000	$ 4,639,707
144A 8.50% 5/15/31 #	3,750,000	3,680,349
USA Compression Partners
6.875% 9/1/27	5,090,000	5,110,228
144A 7.125% 3/15/29 #	1,550,000	1,578,834
Venture Global LNG
144A 7.00% 1/15/30 #	4,045,000	4,109,494
144A 8.375% 6/1/31 #	5,630,000	5,877,504

Vital Energy 144A 7.875% 4/15/32 #	5,905,000	5,687,466
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,688,536
		99,486,598
Financial Services — 4.31%
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,602,721
Azorra Finance 144A 7.75% 4/15/30 #	4,195,000	4,174,811
Block 144A 6.50% 5/15/32 #	2,955,000	2,987,219
California Buyer 144A 6.375% 2/15/32 #	2,768,000	2,762,757
Focus Financial Partners 144A 6.75% 9/15/31 #	3,930,000	3,918,707
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	3,990,000	4,073,512
Jefferies Finance
144A 5.00% 8/15/28 #	2,165,000	2,032,886
144A 6.625% 10/15/31 #	4,000,000	3,997,762

OneMain Finance 6.625% 5/15/29	2,811,000	2,849,511
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	825,000	818,050
UWM Holdings 144A 6.625% 2/1/30 #	2,994,000	2,978,362
		34,196,298
Healthcare — 5.02%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,959,752
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	3,948,650
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,122,151
CHS
144A 4.75% 2/15/31 #	3,000,000	2,330,853
144A 5.25% 5/15/30 #	1,600,000	1,315,629
144A 6.125% 4/1/30 #	978,000	672,018
144A 6.875% 4/15/29 #	980,000	741,354

Schedules of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
DaVita
144A 3.75% 2/15/31 #	2,425,000	$ 2,100,560
144A 4.625% 6/1/30 #	1,475,000	1,357,273

Grifols 144A 4.75% 10/15/28 #	2,930,000	2,695,728
LifePoint Health 144A 4.375% 2/15/27 #	2,980,000	2,858,479
Medline Borrower 144A 5.25% 10/1/29 #	2,925,000	2,825,591
Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,134,488
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	1,645,000	1,632,611
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	4,095,590
Tenet Healthcare 6.125% 10/1/28	3,025,000	3,022,096
		39,812,823
Insurance — 3.85%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,736,669
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,584,028
144A 8.125% 2/15/32 #	2,325,000	2,376,994
HUB International
144A 5.625% 12/1/29 #	4,200,000	4,077,284
144A 7.375% 1/31/32 #	3,810,000	3,872,019

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,715,000	6,039,652
Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	3,948,284
USI 144A 7.50% 1/15/32 #	2,845,000	2,945,875
		30,580,805
Leisure — 6.07%
Boyd Gaming 144A 4.75% 6/15/31 #	4,330,000	4,008,882
Caesars Entertainment
144A 6.00% 10/15/32 #	4,120,000	3,976,246
144A 6.50% 2/15/32 #	1,900,000	1,910,124
144A 7.00% 2/15/30 #	2,675,000	2,726,573
Carnival
144A 5.75% 3/1/27 #	3,753,000	3,747,480
144A 6.00% 5/1/29 #	4,306,000	4,299,107

Life Time 144A 6.00% 11/15/31 #	4,075,000	4,036,964
Light & Wonder International 144A 7.25% 11/15/29 #	3,840,000	3,923,355
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,964,000	4,930,417
Scientific Games Holdings 144A 6.625% 3/1/30 #	8,070,000	7,729,392
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Six Flags Entertainment 144A 6.625% 5/1/32 #	6,735,000	$ 6,831,478
		48,120,018
Media — 8.82%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	4,181,911
AMC Networks 4.25% 2/15/29	4,609,000	3,623,038
Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	2,122,122
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,628,050
144A 4.75% 2/1/32 #	3,290,000	2,891,247
144A 6.375% 9/1/29 #	6,850,000	6,799,046

Cimpress 144A 7.375% 9/15/32 #	2,850,000	2,834,891
CMG Media 144A 8.875% 6/18/29 #	4,406,000	3,316,528
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	2,174,617
144A 5.00% 11/15/31 #	2,381,000	1,242,613

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	3,871,000	1,452,998
Directv Financing 144A 5.875% 8/15/27 #	2,182,000	2,128,244
Gray Television
144A 4.75% 10/15/30 #	5,150,000	2,813,471
144A 5.375% 11/15/31 #	5,459,000	2,917,445

McGraw-Hill Education 144A 7.375% 9/1/31 #	4,808,000	4,926,680
Midcontinent Communications 144A 8.00% 8/15/32 #	3,855,000	3,964,400
Nexstar Media 144A 4.75% 11/1/28 #	6,185,000	5,773,828
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	6,156,890
Stagwell Global 144A 5.625% 8/15/29 #	4,180,000	3,984,749
Univision Communications 144A 7.375% 6/30/30 #	4,225,000	4,047,257
		69,980,025
Real Estate — 0.16%
Starwood Property Trust 144A 6.50% 7/1/30 #	1,251,000	1,253,401
		1,253,401
Retail — 4.31%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,166,987
Bath & Body Works 6.875% 11/1/35	6,070,000	6,219,352

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Carvana
PIK 144A 13.00% 6/1/30 #, >	1,501,650	$ 1,650,272
PIK 144A 14.00% 6/1/31 #, >	1,401,700	1,682,015
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,524,006
144A 4.375% 1/15/31 #	1,271,000	1,157,057

Magnera 144A 7.25% 11/15/31 #	2,865,000	2,800,495
Murphy Oil USA
144A 3.75% 2/15/31 #	4,480,000	3,952,872
4.75% 9/15/29	985,000	935,574

PetSmart 144A 7.75% 2/15/29 #	5,149,000	4,983,592
Victra Holdings 144A 8.75% 9/15/29 #	4,890,000	5,136,402
		34,208,624
Services — 3.39%
ADT Security 144A 4.875% 7/15/32 #	8,935,000	8,209,681
Avis Budget Car Rental 144A 5.75% 7/15/27 #	1,115,000	1,094,839
GFL Environmental 144A 6.75% 1/15/31 #	2,835,000	2,914,680
Resideo Funding 144A 6.50% 7/15/32 #	3,412,000	3,420,520
S&S Holdings 144A 8.375% 10/1/31 #	2,865,000	2,899,354
United Rentals North America 3.875% 2/15/31	4,440,000	3,970,009
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,408,449
		26,917,532
Technology & Electronics — 2.78%
Cloud Software Group 144A 6.50% 3/31/29 #	6,310,000	6,201,392
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,032,719
144A 5.95% 6/15/30 #	1,860,000	1,846,524

Seagate HDD Cayman 5.75% 12/1/34	2,155,000	2,069,854
Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,495,131
UKG 144A 6.875% 2/1/31 #	5,160,000	5,240,535
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,137,154
		22,023,309
Telecommunications — 5.37%
Connect Finco 144A 9.00% 9/15/29 #	4,480,000	4,086,004
Consolidated Communications
144A 5.00% 10/1/28 #	1,819,000	1,694,828
144A 6.50% 10/1/28 #	7,298,000	7,039,784
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
5.875% 11/1/29	1,011,498	$ 1,006,763
144A 6.00% 1/15/30 #	8,965,000	8,954,441
144A 6.75% 5/1/29 #	3,287,000	3,306,185

Iliad Holding 144A 8.50% 4/15/31 #	5,850,000	6,226,532
Sable International Finance 144A 7.125% 10/15/32 #	4,100,000	4,024,068
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	4,395,000	3,784,394
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,485,813
		42,608,812
Transportation — 0.51%
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	4,034,152
		4,034,152
Total Corporate Bonds (cost $641,383,634)		632,224,295

Loan Agreements — 8.30%
Basic Industry — 3.04%
Foresight Energy Operating Tranche A 12.429% (SOFR03M + 8.10%) 6/30/27 •	1,232,598	1,133,990
Form Technologies TBD 1st Lien 5/1/30 X	1,772,000	1,746,896
Form Technologies Tranche B 9.364% (SOFR03M + 4.85%) 7/22/25 •	10,402,862	10,272,827
Hexion Holdings 2nd Lien 11.894% (SOFR01M + 7.54%) 3/15/30 •	1,750,588	1,676,188
Ineos Quattro Holdings UK Tranche B 8.607% (SOFR01M + 4.25%) 10/1/31 •	1,950,000	1,941,469
PMHC II 9.058% (SOFR03M + 4.25%) 4/23/29 •	278,630	275,224
Usalco 8.357% (SOFR01M + 4.00%) 9/30/31 •	1,704,396	1,720,908
Vantage Specialty Chemicals 1st Lien 9.106% (SOFR01M + 4.75%) 10/26/26 •	5,445,167	5,383,909
		24,151,411
Capital Goods — 1.37%
Hunter Douglas Holding Tranche B-1 8.021% (SOFR03M + 3.50%) 2/26/29 •	2,027,098	2,029,631
Lsf12 Crown Us Commercial Bidco 8.587% (SOFR01M + 4.25%) 12/2/31 •	2,226,000	2,226,000

Schedules of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)

Loan Agreements (continued)
Capital Goods (continued)
SPX Flow Tranche B 7.357% (SOFR01M + 3.00%) 4/5/29 •	2,558,588	$ 2,583,575
SunSource Borrower 8.457% (SOFR01M + 4.10%) 3/25/31 •	3,994,812	4,009,294
		10,848,500
Financial Services — 0.57%
Clover Holdings 2 7.75% 11/1/31	4,480,000	4,502,400
		4,502,400
Healthcare — 1.74%
Bausch & Lomb 7.689% (SOFR01M + 3.35%) 5/10/27 •	3,855,682	3,875,199
Cotiviti 7.625% 5/1/31	3,918,000	3,947,385
Heartland Dental 8.857% (SOFR01M + 4.50%) 4/28/28 •	5,950,037	5,968,632
		13,791,216
Media — 0.04%
Univision Communications 1st Lien 8.579% (SOFR03M + 4.25%) 6/24/29 •	341,883	344,162
		344,162
Services — 0.50%
Staples 10.177% (SOFR02M + 5.75%) 9/4/29 •	4,144,612	3,970,688
		3,970,688
Technology & Electronics — 0.97%
Applied Systems 2nd Lien 9.579% (SOFR03M + 5.25%) 2/23/32 •	3,716,000	3,829,416
BMC Software 10.335% (SOFR03M + 5.75%) 7/3/32 •	2,408,462	2,375,948
Icon Parent 9.516% (SOFR03M + 5.00%) 9/10/32 •	1,442,000	1,468,436
		7,673,800
Telecommunications — 0.07%
MLN US HoldCo
1st Lien 11.385% (SOFR03M + 6.80%) 10/18/27 •	8,256,075	505,684
Tranche B 13.936% (SOFR03M + 9.35%) 10/18/27 •	2,336,000	71,540
		577,224
Total Loan Agreements (cost $75,199,392)		65,859,401
Number of shares
Common Stocks — 1.23%
Basic Industry — 0.29%
BIS Industries Holdings =, †, π	1,604,602	0
	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Foresight Energy =, †	185,515	$ 2,328,220
Westmoreland Coal =, †, π	573	1,002
		2,329,222
Consumer Discretionary — 0.61%
Studio City International Holdings †, π	581,459	3,285,243
Studio City International Holdings ADR †	272,269	1,538,320
		4,823,563
Consumer Goods — 0.00%
ASG Warrant =, †, π	1,200	0
		0
Energy — 0.00%
Sabine Oil & Gas Holdings =, †	263	326
		326
Financial Services — 0.31%
New Cotai =, †, π	3,072,567	2,483,217
		2,483,217
Retail — 0.02%
True Religion 2025 Escrow =, †, π	23	19,840
True Religion 2026 Escrow =, †, π	23	22,045
True Religion Class A units =, †, π	83	82,595
		124,480
Utilities — 0.00%
Larchmont Resources =, †, π	1,007	16,022
		16,022
Total Common Stocks (cost $39,420,966)		9,776,830

Exchange-Traded Funds — 4.00%
Invesco Senior Loan ETF	424,157	8,936,988
iShares iBoxx High Yield Corporate Bond ETF	290,000	22,808,500
Total Exchange-Traded Funds (cost $33,375,159)		31,745,488

Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	3,938,758	3,938,758
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	3,938,759	3,938,759

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	3,938,759	$ 3,938,759
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	3,938,759	3,938,759
Total Short-Term Investments (cost $15,755,035)		15,755,035
Total Value of Securities—98.18% (cost $824,602,555)		$778,869,257
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $571,944,312, which represents 72.09% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $13,598,266, which represented 1.71% of the Series’ net assets. See Note 12 in “Notes to financial statements” and the following table for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$—
BIS Industries Holdings	12/22/17	151,020	—
Larchmont Resources	12/8/16	—	16,022
New Cotai	9/29/20	28,520,069	2,483,217
New Cotai PIK	2/7/22	3,744,575	7,688,302
Studio City International Holdings	10/18/18	3,522,480	3,285,243
True Religion 2025 Escrow	12/24/24	—	19,840
True Religion 2026 Escrow	12/24/24	—	22,045
True Religion Class A units	10/19/20	100,110	82,595
Westmoreland Coal	3/15/19	430	1,002
Total		$36,110,684	$13,598,266
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$175,604	$175,604	$177,306	$1,702

Schedules of investments
Macquarie VIP High Income Series
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP International Core Equity Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.20%Δ
Austria — 1.58%
Mondi	761,886	$ 11,369,357
		11,369,357
Brazil — 4.86%
Banco do Brasil	2,401,370	9,395,034
MercadoLibre †	15,036	25,567,816
		34,962,850
Canada — 1.01%
Dollarama	74,527	7,273,051
		7,273,051
China — 10.58%
Budweiser Brewing 144A #	5,302,000	5,113,141
China Mengniu Dairy	4,670,000	10,558,632
China Merchants Bank Class H	3,605,500	18,569,139
Eastroc Beverage Group Class A	247,900	8,440,334
Midea Group Class A	1,363,090	14,046,872
Tencent Holdings	359,600	19,307,320
		76,035,438
Denmark — 2.44%
Genmab †	31,870	6,655,816
Novo Nordisk Class B	125,905	10,863,314
		17,519,130
France — 6.34%
Airbus	77,568	12,436,389
Hermes International	1,721	4,139,425
Thales	68,484	9,835,713
TotalEnergies	157,860	8,727,024
Vinci	101,130	10,448,315
		45,586,866
Germany — 11.87%
BioNTech ADR †	65,776	7,495,175
Deutsche Telekom	334,169	10,012,739
Heidelberg Materials	126,762	15,663,115
KION Group	301,733	9,962,457
SAP	91,505	22,507,877
Siemens	64,751	12,626,105
Siemens Healthineers 144A #	133,883	7,069,947
		85,337,415
India — 7.33%
Axis Bank	1,227,132	15,260,720
Bharti Airtel	683,486	12,675,591
HDFC Bank	731,199	15,141,331
NTPC	2,462,572	9,588,394
		52,666,036
Ireland — 2.91%
Experian	289,425	12,482,309
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
ICON †	40,337	$ 8,459,072
		20,941,381
Japan — 9.75%
Makita	521,000	15,843,079
Mitsubishi UFJ Financial Group	929,300	10,849,303
Nintendo	217,300	12,655,942
Renesas Electronics †	979,700	12,398,130
Seven & i Holdings	575,400	9,020,909
Tokio Marine Holdings	260,422	9,346,058
		70,113,421
Netherlands — 6.01%
Adyen 144A #, †	7,025	10,456,828
ASML Holding	18,424	12,952,650
ING Groep	632,933	9,919,586
Shell	317,497	9,904,199
		43,233,263
Singapore — 4.10%
Grab Holdings Class A †	2,678,675	12,643,346
Sea ADR †	158,451	16,811,651
		29,454,997
South Korea — 3.86%
KB Financial Group	313,369	17,646,109
SK Hynix	88,357	10,124,857
		27,770,966
Spain — 2.01%
Banco Bilbao Vizcaya Argentaria	1,477,847	14,469,384
		14,469,384
Sweden — 1.10%
Epiroc Class A	453,698	7,906,874
		7,906,874
Switzerland — 2.52%
Alcon	85,564	7,263,528
Roche Holding	38,732	10,829,729
		18,093,257
Taiwan — 5.23%
Taiwan Semiconductor Manufacturing	1,147,000	37,609,999
		37,609,999
United Kingdom — 12.08%
AstraZeneca ADR	171,112	11,211,258
BAE Systems	594,168	8,542,990
Compass Group	434,714	14,487,095
Diageo	346,067	10,993,498
Flutter Entertainment †	41,674	10,770,645
Haleon	2,724,368	12,871,742
HSBC Holdings	797,864	7,843,937

Schedules of investments
Macquarie VIP International Core Equity Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Rentokil Initial	2,025,482	$ 10,163,089
		86,884,254
United States — 3.62%
Freshworks Class A †	526,346	8,511,015
Lululemon Athletica †	24,773	9,473,443
Stellantis	615,412	8,060,228
		26,044,686
Total Common Stocks (cost $693,926,228)		713,272,625

Short-Term Investments — 0.77%
Money Market Mutual Funds — 0.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,380,930	1,380,930
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,380,931	1,380,931
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,380,931	1,380,931
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,380,931	1,380,931
Total Short-Term Investments (cost $5,523,723)		5,523,723
Total Value of Securities—99.97% (cost $699,449,951)		$718,796,348
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $22,639,916, which represents 3.15% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Mid Cap Growth Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.46%♦
Communication Services — 4.14%
Pinterest Class A †	252,250	$ 7,315,250
Trade Desk Class A †	79,913	9,392,175
		16,707,425
Consumer Discretionary — 12.90%
Boot Barn Holdings †	28,197	4,280,869
Expedia Group †	24,300	4,527,819
Floor & Decor Holdings Class A †	82,052	8,180,584
National Vision Holdings †	150,547	1,568,700
On Holding Class A †	130,139	7,127,713
Pool	23,680	8,073,459
SharkNinja †	60,445	5,884,925
Tractor Supply	118,857	6,306,552
Vail Resorts	32,471	6,086,689
		52,037,310
Consumer Staples — 1.59%
Brown-Forman Class B	52,896	2,008,990
Casey's General Stores	11,164	4,423,512
		6,432,502
Financials — 10.01%
Blue Owl Capital	234,505	5,454,586
Brown & Brown	37,673	3,843,399
Corpay †	20,990	7,103,436
FactSet Research Systems	12,585	6,044,324
Kinsale Capital Group	12,193	5,671,330
LPL Financial Holdings	13,576	4,432,700
MarketAxess Holdings	34,688	7,840,876
		40,390,651
Healthcare — 17.83%
Align Technology †	28,129	5,865,178
Bio-Techne	98,462	7,092,218
Cencora	31,676	7,116,964
GE HealthCare Technologies	76,772	6,002,035
IDEXX Laboratories †	22,181	9,170,513
Illumina †	28,920	3,864,579
Inspire Medical Systems †	23,325	4,323,988
Insulet †	32,559	8,500,178
Ionis Pharmaceuticals †	85,882	3,002,435
Mettler-Toledo International †	873	1,068,273
Repligen †	49,317	7,098,689
Veeva Systems Class A †	37,384	7,859,986
Waystar Holding †	26,743	981,468
		71,946,504
Industrials — 18.53%
Booz Allen Hamilton Holding	34,749	4,472,196
BWX Technologies	18,245	2,032,310
Copart †	134,207	7,702,140
Fastenal	126,401	9,089,496
Generac Holdings †	45,113	6,994,771
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
HEICO Class A	42,633	$ 7,933,149
Howmet Aerospace	72,807	7,962,902
Lincoln Electric Holdings	32,380	6,070,279
Old Dominion Freight Line	34,216	6,035,702
Paylocity Holding †	22,767	4,541,333
Rollins	131,677	6,103,229
Trex †	84,352	5,822,818
		74,760,325
Information Technology — 29.06%
Appfolio Class A †	14,014	3,457,534
ASGN †	41,715	3,476,528
Bentley Systems Class B	44,592	2,082,446
CDW	22,664	3,944,443
Cloudflare Class A †	43,274	4,659,744
Coherent †	76,949	7,289,379
CyberArk Software †	11,088	3,693,967
Datadog Class A †	64,289	9,186,255
HubSpot †	11,778	8,206,557
Impinj †	21,757	3,160,422
Lattice Semiconductor †	70,342	3,984,874
Monday.com †	15,183	3,574,686
MongoDB †	23,337	5,433,087
Monolithic Power Systems	11,886	7,032,946
Novanta †	40,375	6,168,089
Onto Innovation †	25,615	4,269,252
Teradyne	52,710	6,637,243
Trimble †	114,590	8,096,930
Tyler Technologies †	10,502	6,055,873
Universal Display	27,096	3,961,435
Workiva †	58,925	6,452,288
Zebra Technologies Class A †	16,606	6,413,569
		117,237,547
Materials — 1.63%
Martin Marietta Materials	12,735	6,577,628
		6,577,628
Real Estate — 3.77%
CoStar Group †	212,377	15,204,069
		15,204,069
Total Common Stocks (cost $375,604,053)		401,293,961

Short-Term Investments — 0.26%
Money Market Mutual Funds — 0.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	260,874	260,874

Schedules of investments
Macquarie VIP Mid Cap Growth Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	260,875	$ 260,875
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	260,875	260,875
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	260,875	260,875
Total Short-Term Investments (cost $1,043,499)		1,043,499
Total Value of Securities—99.72% (cost $376,647,552)		$402,337,460
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Natural Resources Series
December 31, 2024
	Number of shares	Value (US $)
Closed-Ended Trust — 2.49%
Asset Management & Custody Banks — 2.49%
Sprott Physical Uranium Trust †	104,966	$ 1,815,336
Total Closed-Ended Trust (cost $1,710,457)		1,815,336

Common Stocks — 96.50%
Aluminum — 3.94%
Alcoa	76,043	2,872,904
		2,872,904
Commodity Chemicals — 2.44%
Methanex	35,627	1,779,212
		1,779,212
Construction & Engineering — 1.96%
Arcosa	14,742	1,426,141
		1,426,141
Construction Materials — 5.29%
CRH	31,501	2,923,792
Titan Cement International	22,407	933,054
		3,856,846
Copper — 2.19%
ERO Copper †	118,516	1,597,857
		1,597,857
Diversified Metals & Mining — 11.78%
Anglo American	129,200	3,823,663
China Metal Recycling Holdings =, †	1,900,000	0
Hudbay Minerals	325,792	2,638,915
Lifezone Metals †	71,212	494,924
MP Materials †	104,580	1,631,448
		8,588,950
Electrical Components & Equipment — 0.77%
Sunrun †	60,859	562,946
		562,946
Fertilizers & Agricultural Chemicals — 7.92%
CF Industries Holdings	40,882	3,488,052
Nutrien	51,098	2,286,636
		5,774,688
Forest Products — 4.63%
Canfor †	64,766	683,953
Louisiana-Pacific	13,348	1,382,185
West Fraser Timber	15,127	1,310,702
		3,376,840
Gold — 9.09%
Endeavour Mining	107,073	1,910,137
Newmont	38,108	1,418,380
SSR Mining	55,505	387,680
Wheaton Precious Metals	51,773	2,911,713
		6,627,910
	Number ofshares	Value (US $)
Common Stocks (continued)
Integrated Oil & Gas — 7.97%
Shell	144,219	$ 4,470,363
Unit	44,401	1,340,910
		5,811,273
Oil & Gas Equipment & Services — 2.94%
Schlumberger	55,917	2,143,858
		2,143,858
Oil & Gas Exploration & Production — 19.92%
ARC Resources	93,561	1,696,849
Chord Energy	15,933	1,862,886
Diamondback Energy	9,162	1,501,011
Expand Energy	23,776	2,366,901
Kimbell Royalty Partners	150,470	2,442,128
Parex Resources	85,017	862,324
Permian Resources	144,800	2,082,224
Tourmaline Oil	36,930	1,708,987
		14,523,310
Oil & Gas Refining & Marketing — 3.46%
Valero Energy	20,608	2,526,335
		2,526,335
Paper Products — 4.94%
International Paper	45,282	2,437,077
Sylvamo	14,718	1,163,017
		3,600,094
Renewable Electricity — 1.11%
Spruce Power Holding †	119,157	353,896
Sunnova Energy International †	133,235	456,996
		810,892
Semiconductors — 1.21%
First Solar †	5,030	886,487
		886,487
Specialty Chemicals — 2.47%
Corteva	31,620	1,801,075
		1,801,075
Steel — 2.47%
Metallus †	77,120	1,089,705
Steel Dynamics	6,267	714,877
		1,804,582
Total Common Stocks (cost $78,380,673)		70,372,200

Short-Term Investments — 1.12%
Money Market Mutual Funds — 1.12%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	203,389	203,389
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	203,389	203,389

Schedules of investments
Macquarie VIP Natural Resources Series
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	203,389	$ 203,389
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	203,388	203,388
Total Short-Term Investments (cost $813,555)		813,555
Total Value of Securities—100.11% (cost $80,904,685)		$73,001,091
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Science and Technology Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 98.20%♦
Communication Services — 14.24%
Meta Platforms Class A	109,642	$ 64,196,487
Netflix †	18,874	16,822,774
Take-Two Interactive Software †	62,333	11,474,259
		92,493,520
Consumer Discretionary — 11.99%
Amazon.com †	166,540	36,537,211
DraftKings Class A †	238,750	8,881,500
MercadoLibre †	6,712	11,413,353
SharkNinja †	117,364	11,426,559
Tesla †	23,814	9,617,046
		77,875,669
Healthcare — 3.84%
Boston Scientific †	112,456	10,044,570
Intuitive Surgical †	28,502	14,876,904
		24,921,474
Industrials — 3.37%
Copart †	131,065	7,521,820
Uber Technologies †	238,311	14,374,920
		21,896,740
Information Technology — 64.76%
Advanced Micro Devices †	80,383	9,709,463
Analog Devices	31,711	6,737,319
Apple	72,633	18,188,756
Arista Networks †	121,046	13,379,214
ASML Holding	18,929	13,119,311
Autodesk †	40,971	12,109,798
Broadcom	181,520	42,083,597
Cadence Design Systems †	73,829	22,182,661
CDW	50,862	8,852,023
Dell Technologies Class C	57,416	6,616,620
HubSpot †	9,421	6,564,270
Lam Research	178,362	12,883,087
Micron Technology	151,280	12,731,725
Microsoft	110,696	46,658,364
Monday.com †	24,905	5,863,633
NVIDIA	253,294	34,014,851
SAP ADR	107,398	26,442,462
Seagate Technology Holdings	365,085	31,510,486
Shopify Class A †	105,013	11,166,032
Snowflake Class A †	37,848	5,844,110
Taiwan Semiconductor Manufacturing ADR	140,763	27,799,285
Western Digital †	208,874	12,455,157
Zebra Technologies Class A †	87,120	33,647,486
		420,559,710
Total Common Stocks (cost $437,364,631)		637,747,113

	Number of shares	Value (US $)

Short-Term Investments — 1.82%
Money Market Mutual Funds — 1.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	2,948,613	$ 2,948,613
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	2,948,613	2,948,613
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	2,948,613	2,948,613
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	2,948,612	2,948,612
Total Short-Term Investments (cost $11,794,451)		11,794,451
Total Value of Securities—100.02% (cost $449,159,082)		$649,541,564
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Small Cap Growth Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 98.33%♦
Communication Services — 2.18%
IMAX †	176,875	$ 4,528,000
		4,528,000
Consumer Discretionary — 10.31%
Abercrombie & Fitch Class A †	9,526	1,423,851
Acushnet Holdings	25,030	1,779,132
Installed Building Products	4,815	843,829
Light & Wonder †	21,721	1,876,260
Modine Manufacturing †	29,752	3,449,149
Ollie's Bargain Outlet Holdings †	29,948	3,286,194
Red Rock Resorts Class A	67,661	3,128,645
Universal Technical Institute †	154,980	3,984,536
Victoria's Secret & Co. †	39,699	1,644,333
		21,415,929
Consumer Staples — 2.88%
BellRing Brands †	22,131	1,667,350
Chefs' Warehouse †	22,157	1,092,783
Vital Farms †	85,420	3,219,480
		5,979,613
Energy — 1.32%
Cactus Class A	24,490	1,429,237
Gulfport Energy †	2,290	421,818
Weatherford International	12,480	893,942
		2,744,997
Financials — 7.60%
Hamilton Lane Class A	18,032	2,669,638
Houlihan Lokey	18,049	3,134,389
Palomar Holdings †	35,600	3,759,004
Western Alliance Bancorp	49,570	4,141,078
WisdomTree	198,111	2,080,165
		15,784,274
Healthcare — 23.06%
ADMA Biologics †	98,799	1,694,403
ANI Pharmaceuticals †	63,655	3,518,848
Axsome Therapeutics †	25,753	2,178,961
CareDx †	49,379	1,057,204
Catalyst Pharmaceuticals †	76,382	1,594,092
Encompass Health	40,038	3,697,509
GeneDx Holdings †	43,088	3,311,744
Halozyme Therapeutics †	39,676	1,896,910
Harmony Biosciences Holdings †	31,385	1,079,958
HealthEquity †	24,096	2,312,011
Hims & Hers Health †	20,731	501,276
Insmed †	21,273	1,468,688
Integer Holdings †	37,295	4,942,334
Intra-Cellular Therapies †	14,710	1,228,579
Kiniksa Pharmaceuticals International †	73,322	1,450,309
PROCEPT BioRobotics †	15,998	1,288,159
Tarsus Pharmaceuticals †	74,615	4,131,433
Vaxcyte †	23,319	1,908,893
Veracyte †	52,958	2,097,137
Vericel †	103,465	5,681,263
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Viking Therapeutics †	21,213	$ 853,611
		47,893,322
Industrials — 21.31%
AAR †	39,084	2,395,068
ACV Auctions Class A †	181,463	3,919,601
AeroVironment †	8,642	1,329,918
American Superconductor †	116,445	2,868,040
CBIZ †	44,363	3,630,224
Clean Harbors †	20,165	4,640,773
Construction Partners Class A †	47,963	4,242,807
Everus Construction Group †	37,679	2,477,394
ExlService Holdings †	24,747	1,098,272
Federal Signal	41,357	3,820,973
FTAI Aviation	18,679	2,690,523
Kirby †	20,187	2,135,785
Leonardo DRS †	84,512	2,730,583
Parsons †	47,804	4,409,919
Verra Mobility †	77,046	1,862,972
		44,252,852
Information Technology — 26.98%
Advanced Energy Industries	25,058	2,897,456
Agilysys †	30,065	3,959,861
AvePoint †	171,463	2,830,854
Clearwater Analytics Holdings Class A †	134,373	3,697,945
CyberArk Software †	14,831	4,940,948
Descartes Systems Group †	38,096	4,327,706
Fabrinet †	4,776	1,050,147
Five9 †	46,272	1,880,494
Harmonic †	166,682	2,205,203
Itron †	26,792	2,909,075
Lumentum Holdings †	41,627	3,494,587
MACOM Technology Solutions Holdings †	17,999	2,338,250
Monday.com †	10,747	2,530,274
OSI Systems †	25,896	4,335,767
Rambus †	27,144	1,434,832
Rubrik Class A †	51,911	3,392,903
Silicon Laboratories †	15,245	1,893,734
Varonis Systems †	34,880	1,549,718
Veeco Instruments †	37,874	1,015,023
Vertex Class A †	43,143	2,301,679
Workiva †	9,410	1,030,395
		56,016,851
Materials — 2.69%
ATI †	83,749	4,609,545
Sensient Technologies	13,644	972,271
		5,581,816
Total Common Stocks (cost $167,979,100)		204,197,654

	Number of shares	Value (US $)

Exchange-Traded Fund — 0.90%
iShares Russell 2000 Growth ETF	6,441	$ 1,853,848
Total Exchange-Traded Fund (cost $1,432,763)		1,853,848

Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	458,856	458,856
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	458,856	458,856
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	458,856	458,856
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	458,856	458,856
Total Short-Term Investments (cost $1,835,424)		1,835,424
Total Value of Securities—100.11% (cost $171,247,287)		$207,886,926
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Smid Cap Core Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 97.79%
Basic Materials — 6.23%
Beacon Roofing Supply †	26,540	$ 2,695,933
Boise Cascade	21,114	2,509,610
Huntsman	101,248	1,825,501
Kaiser Aluminum	14,117	992,002
Minerals Technologies	31,382	2,391,622
Reliance	9,315	2,508,157
		12,922,825
Business Services — 5.46%
ABM Industries	28,818	1,474,905
Aramark	43,276	1,614,628
ASGN †	17,448	1,454,116
Casella Waste Systems Class A †	14,846	1,570,855
Clean Harbors †	8,382	1,929,034
FTAI Aviation	3,721	535,973
UL Solutions Class A	14,532	724,856
WillScot Holdings †	60,571	2,026,100
		11,330,467
Capital Goods — 11.86%
Ameresco Class A †	19,827	465,538
API Group †	20,269	729,076
Applied Industrial Technologies	3,853	922,678
Atkore	4,759	397,139
Carlisle	6,304	2,325,167
Chart Industries †	7,387	1,409,735
Federal Signal	21,473	1,983,890
Gates Industrial †	39,775	818,172
Graco	17,954	1,513,343
Kadant	4,181	1,442,403
KBR	30,565	1,770,630
Lincoln Electric Holdings	11,427	2,142,220
Quanta Services	4,222	1,334,363
Regal Rexnord	9,026	1,400,203
Tetra Tech	44,456	1,771,127
WESCO International	13,328	2,411,835
Zurn Elkay Water Solutions	47,339	1,765,745
		24,603,264
Consumer Discretionary — 4.04%
BJ's Wholesale Club Holdings †	22,469	2,007,605
Dick's Sporting Goods	14,561	3,332,139
Malibu Boats Class A †	16,276	611,815
Steven Madden	57,250	2,434,270
		8,385,829
Consumer Services — 3.26%
Brinker International †	24,920	3,296,667
Texas Roadhouse	14,198	2,561,745
Wendy's	54,779	892,898
		6,751,310
Consumer Staples — 2.89%
Casey's General Stores	7,496	2,970,140
J & J Snack Foods	9,575	1,485,370
YETI Holdings †	40,018	1,541,093
		5,996,603
	Number of shares	Value (US $)
Common Stocks (continued)
Credit Cyclicals — 3.26%
BorgWarner	35,460	$ 1,127,274
KB Home	18,246	1,199,127
La-Z-Boy	24,526	1,068,598
Taylor Morrison Home †	21,401	1,309,955
Toll Brothers	16,236	2,044,924
		6,749,878
Energy — 4.68%
Expand Energy	39,684	3,950,542
Liberty Energy	154,855	3,080,066
Permian Resources	186,300	2,678,994
		9,709,602
Finance — 15.22%
Axis Capital Holdings	34,212	3,031,867
Columbia Banking System	96,062	2,594,635
East West Bancorp	40,844	3,911,221
Essent Group	27,261	1,484,089
Hamilton Lane Class A	8,316	1,231,184
Kemper	41,310	2,744,636
Pinnacle Financial Partners	25,558	2,923,580
Primerica	6,183	1,678,190
Reinsurance Group of America	12,032	2,570,396
SouthState	19,948	1,984,427
Stifel Financial	23,948	2,540,404
Webster Financial	59,908	3,308,120
WSFS Financial	29,214	1,552,140
		31,554,889
Healthcare — 13.33%
Amicus Therapeutics †	80,280	756,238
Apellis Pharmaceuticals †	32,733	1,044,510
Azenta †	17,740	887,000
Bio-Techne	22,102	1,592,007
Blueprint Medicines †	19,657	1,714,484
Encompass Health	20,915	1,931,500
Exact Sciences †	25,690	1,443,521
Halozyme Therapeutics †	35,728	1,708,156
Insmed †	33,296	2,298,756
Inspire Medical Systems †	6,809	1,262,252
Intra-Cellular Therapies †	17,786	1,485,487
Lantheus Holdings †	15,613	1,396,739
Ligand Pharmaceuticals †	13,835	1,482,420
Natera †	15,569	2,464,573
Neurocrine Biosciences †	16,727	2,283,235
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	8,672	1,248,248
Supernus Pharmaceuticals †	33,268	1,202,971
TransMedics Group †	11,201	698,382
Ultragenyx Pharmaceutical †	17,604	740,600
		27,641,079
Media — 1.79%
IMAX †	57,113	1,462,093
Interpublic Group	49,151	1,377,211

	Number of shares	Value (US $)
Common Stocks (continued)
Media (continued)
Nexstar Media Group	5,510	$ 870,414
		3,709,718
Real Estate Investment Trusts — 6.20%
Brixmor Property Group	74,978	2,087,388
Camden Property Trust	19,950	2,314,998
First Industrial Realty Trust	39,980	2,004,197
Healthpeak Properties	86,287	1,749,038
Jones Lang LaSalle †	6,060	1,534,028
Kite Realty Group Trust	76,586	1,933,031
Terreno Realty	20,758	1,227,628
		12,850,308
Technology — 14.50%
Box Class A †	27,665	874,214
Coherent †	28,186	2,670,060
Dynatrace †	30,479	1,656,534
ExlService Holdings †	62,863	2,789,860
Guidewire Software †	15,036	2,534,769
MACOM Technology Solutions Holdings †	16,546	2,149,491
Procore Technologies †	18,933	1,418,650
PTC †	5,657	1,040,153
Q2 Holdings †	23,464	2,361,652
Rapid7 †	19,502	784,565
Rubrik Class A †	5,169	337,846
Semtech †	47,988	2,968,058
Silicon Laboratories †	11,161	1,386,419
Smartsheet Class A †	23,717	1,328,863
SPS Commerce †	4,166	766,502
Varonis Systems †	39,075	1,736,102
WNS Holdings †	25,660	1,216,027
Workiva †	10,948	1,198,806
Yelp †	22,048	853,258
		30,071,829
Transportation — 3.40%
International Seaways	12,385	445,117
Kirby †	21,906	2,317,655
Knight-Swift Transportation Holdings	31,233	1,656,598
Saia †	792	360,938
Scorpio Tankers	4,489	223,058
Teekay Tankers Class A	2,855	113,601
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Werner Enterprises	28,015	$ 1,006,299
XPO †	7,100	931,165
		7,054,431
Utilities — 1.67%
Black Hills	28,285	1,655,238
Spire	26,648	1,807,534
		3,462,772
Total Common Stocks (cost $171,732,679)		202,794,804

Short-Term Investments — 2.27%
Money Market Mutual Funds — 2.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,175,133	1,175,133
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,175,136	1,175,136
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,175,135	1,175,135
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,175,136	1,175,136
Total Short-Term Investments (cost $4,700,540)		4,700,540
Total Value of Securities—100.06% (cost $176,433,219)		$207,495,344
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
December 31, 2024
	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Assets:
Investments, at value*	$541,196,534	$223,797,494	$72,751,786	$712,777,211
Bullion, at value‡	27,971,743	—	—	—
Foreign currencies, at valueΔ	416,144	—	—	—
Cash	156,715	91,026	—	—
Cash collateral due from brokers	468,710	135,141	—	—
Dividend and interest receivable	1,599,662	712,526	39,543	185,019
Receivable for series shares sold	449,631	21,624	29,700	48,609
Receivable for securities sold	409,707	164,882	—	—
Foreign tax reclaims receivable	188,347	13,959	16,469	10,392
Prepaid expenses	4,852	599	144	1,878
Unrealized appreciation on unfunded loan commitments**	330	134	—	—
Other assets	—	—	—	642
Total Assets	572,862,375	224,937,385	72,837,642	713,023,751
Liabilities:
Due to custodian	—	—	—	24,475
Payable for securities purchased	6,206,025	2,631,680	—	—
Payable for series shares redeemed	475,245	40,662	1,221,793	481,338
Accrued capital gains taxes on appreciated securities	452,253	—	—	—
Investment management fees payable to affiliates	230,672	158,865	67,594	433,293
Distribution fees payable to affiliates	122,539	48,105	15,386	154,747
Trustees' fees payable to non-affiliates	72,921	37,007	3,517	87,621
Variation margin due to broker on futures contracts	19,250	3,156	—	—
Other accrued expenses	4,757	21,051	8,227	25,722
Accounting fees payable to affiliates	—	17,199	14,639	34,617
Total Liabilities	7,583,662	2,957,725	1,331,156	1,241,813
Total Net Assets	$565,278,713	$221,979,660	$71,506,486	$711,781,938

Net Assets Consist of:
Paid-in capital	$506,552,831	$180,907,548	$87,006,156	$292,893,775
Total distributable earnings (loss)	58,725,882	41,072,112	(15,499,670)	418,888,163
Total Net Assets	$565,278,713	$221,979,660	$71,506,486	$711,781,938

	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Net Asset Value

Standard Class:
Net assets	$399,862	$—	$394,281	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	42,926	—	84,363	—
Net asset value per share	$9.32	$—	$4.67	$—

Service Class:
Net assets	$564,878,851	$221,979,660	$71,112,205	$711,781,938
Shares of beneficial interest outstanding, unlimited authorization, no par	60,798,891	36,006,992	15,192,133	66,578,492
Net asset value per share	$9.29	$6.16	$4.68	$10.69
*Investments, at cost	$507,286,728	$193,817,911	$78,052,075	$397,189,147
‡Bullion, at cost	12,870,226	—	—	—
ΔForeign currencies, at cost	416,538	—	—	—
**See Note 12 in “Notes to financial statements.”
φConsolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Assets:
Investments, at value*	$778,869,257	$718,796,348	$402,337,460	$73,001,091
Foreign currencies, at valueΔ	—	251,412	—	4,900
Cash	157,820	30,470	—	—
Dividend and interest receivable	12,340,026	293,591	150,559	54,656
Receivable for securities sold	4,400,172	—	3,619,526	—
Receivable for series shares sold	278,163	30,391	19,764	30,141
Foreign tax reclaims receivable	7,602	1,769,266	—	18,949
Prepaid expenses	2,085	2,249	989	168
Unrealized appreciation on unfunded loan commitments**	1,702	—	—	—
Other assets	581	1,479	—	—
Total Assets	796,057,408	721,175,206	406,128,298	73,109,905
Liabilities:
Payable for securities purchased	1,736,561	—	1,981,309	—
Investment management fees payable to affiliates	419,431	438,587	297,065	54,364
Payable for series shares redeemed	285,300	519,438	221,353	76,825
Distribution fees payable to affiliates	166,948	56,721	85,746	15,989
Other accrued expenses	50,401	107,029	22,114	15,207
Accounting fees payable to affiliates	37,025	39,870	24,075	14,579
Trustees' fees payable to non-affiliates	29,484	43,743	14,865	9,542
Accrued capital gains taxes on appreciated securities	—	980,803	—	—
Total Liabilities	2,725,150	2,186,191	2,646,527	186,506
Total Net Assets	$793,332,258	$718,989,015	$403,481,771	$72,923,399

Net Assets Consist of:
Paid-in capital	$979,367,156	$656,830,378	$291,082,557	$118,200,374
Total distributable earnings (loss)	(186,034,898)	62,158,637	112,399,214	(45,276,975)
Total Net Assets	$793,332,258	$718,989,015	$403,481,771	$72,923,399

Net Asset Value

Standard Class:
Net assets	$15,787,550	$457,618,698	$20,434,713	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	5,365,713	27,660,789	2,015,545	—
Net asset value per share	$2.94	$16.54	$10.14	$—

Service Class:
Net assets	$777,544,708	$261,370,317	$383,047,058	$72,923,399
Shares of beneficial interest outstanding, unlimited authorization, no par	265,274,823	15,831,349	38,570,299	16,390,915
Net asset value per share	$2.93	$16.51	$9.93	$4.45
*Investments, at cost	$824,602,555	$699,449,951	$376,647,552	$80,904,685
ΔForeign currencies, at cost	—	252,028	—	4,907
**See Note 12 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Assets:
Investments, at value*	$649,541,564	$207,886,926	$207,495,344
Dividend and interest receivable	354,647	13,708	122,653
Receivable for series shares sold	268,591	15,616	61,989
Foreign tax reclaims receivable	123,667	—	—
Prepaid expenses	1,891	539	555
Receivable for securities sold	—	485,882	—
Total Assets	650,290,360	208,402,671	207,680,541
Liabilities:
Investment management fees payable to affiliates	482,510	148,658	155,897
Distribution fees payable to affiliates	141,308	42,159	45,852
Payable for series shares redeemed	138,541	51,065	67,906
Accounting fees payable to affiliates	34,343	16,915	17,076
Trustees' fees payable to non-affiliates	31,584	42,207	16,585
Other accrued expenses	19,920	18,642	12,658
Payable for securities purchased	—	422,701	—
Total Liabilities	848,206	742,347	315,974
Total Net Assets	$649,442,154	$207,660,324	$207,364,567

Net Assets Consist of:
Paid-in capital	$346,407,383	$182,956,481	$168,596,239
Total distributable earnings (loss)	303,034,771	24,703,843	38,768,328
Total Net Assets	$649,442,154	$207,660,324	$207,364,567

Net Asset Value

Standard Class:
Net assets	$2,795,805	$16,833,090	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	94,137	2,513,392	—
Net asset value per share	$29.70	$6.70	$—

Service Class:
Net assets	$646,646,349	$190,827,234	$207,364,567
Shares of beneficial interest outstanding, unlimited authorization, no par	22,231,373	29,067,032	15,832,823
Net asset value per share	$29.09	$6.57	$13.10
*Investments, at cost	$449,159,082	$171,247,287	$176,433,219
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
Year ended December 31, 2024
	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Investment Income:
Interest	$8,368,988	$3,439,328	$—	$—
Dividends	6,743,821	1,892,076	2,417,078	4,673,041
Foreign tax withheld	(389,217)	(20,736)	(87,566)	(89,894)
	14,723,592	5,310,668	2,329,512	4,583,147

Expenses:
Management fees	4,103,137	1,558,261	686,540	5,045,545
Distribution expenses — Service Class	1,463,240	556,522	200,689	1,801,980
Accounting and administration expenses	126,065	67,969	55,197	140,003
Audit and tax fees	93,176	52,513	33,073	34,916
Custodian fees	65,507	4,461	3,811	14,685
Dividend disbursing and transfer agent fees and expenses	46,364	15,947	4,433	53,880
Legal fees	45,554	12,520	3,782	46,925
Trustees’ fees	26,259	9,937	3,676	32,196
Reports and statements to shareholders expenses	12,421	6,111	1,974	13,227
Other	37,231	14,175	1,186	37,421
	6,018,954	2,298,416	994,361	7,220,778
Less expenses waived	(989,939)	—	(20,099)	—
Less expenses paid indirectly	(8,866)	(3,727)	(6)	(23)
Total operating expenses	5,020,149	2,294,689	974,256	7,220,755
Net Investment Income (Loss)	9,703,443	3,015,979	1,355,256	(2,637,608)

	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$47,787,075	$13,252,719	$2,564,438	$104,466,920
Foreign currencies	(295,464)	4,097	(518)	28
Forward foreign currency exchange contracts	(69,652)	(30,267)	—	—
Futures contracts	(292,702)	(79,054)	—	—
Options written	6,927	2,969	—	—
Swap contracts	(59,693)	(26,845)	—	—
Net realized gain (loss)	47,076,491	13,123,619	2,563,920	104,466,948
Net change in unrealized appreciation (depreciation) on:
Investments[2]	13,229,061	16,588,722	(7,862,373)	52,381,990
Foreign currencies	(28,986)	(3,205)	604	—
Forward foreign currency exchange contracts	54,721	22,532	—	—
Futures contracts	(1,109,755)	(320,885)	—	—
Swap contracts	10,140	4,459	—	—
Net change in unrealized appreciation (depreciation)	12,155,181	16,291,623	(7,861,769)	52,381,990
Net Realized and Unrealized Gain (Loss)	59,231,672	29,415,242	(5,297,849)	156,848,938
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,935,115	$32,431,221	$(3,942,593)	$154,211,330
[1]	Includes $(482,245) capital gains taxes paid for Macquarie VIP Asset Strategy Series.
[2]	Includes net change of $98,462 on capital gains taxes accrued for Macquarie VIP Asset Strategy Series.
φConsolidated statement of operations.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Investment Income:
Interest	$55,560,905	$—	$—	$—
Dividends	3,669,372	19,577,761	2,158,509	1,624,805
Reclaim income	—	—	—	49,246
Foreign tax withheld	—	(1,984,151)	—	(53,475)
	59,230,277	17,593,610	2,158,509	1,620,576

Expenses:
Management fees	4,947,066	6,370,437	3,929,384	681,839
Distribution expenses — Service Class	1,970,168	978,363	1,011,873	200,541
Legal fees	155,547	145,456	31,464	3,905
Accounting and administration expenses	152,462	159,038	102,029	52,936
Dividend disbursing and transfer agent fees and expenses	60,695	63,355	37,452	5,939
Audit and tax fees	53,168	62,341	36,655	38,686
Trustees’ fees	36,010	33,011	25,127	6,316
Custodian fees	28,197	88,635	3,046	14,749
Reports and statements to shareholders expenses	13,563	21,936	10,292	2,620
Other	95,413	171,858	9,333	174
	7,512,289	8,094,430	5,196,655	1,007,705
Less expenses waived	—	(437,841)	(255,350)	—
Less expenses paid indirectly	(17,177)	(1,889)	(47)	(17)
Total operating expenses	7,495,112	7,654,700	4,941,258	1,007,688
Net Investment Income (Loss)	51,735,165	9,938,910	(2,782,749)	612,888

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(11,156,689)	47,848,106	87,961,590	(136,667)
Foreign currencies	—	(651,104)	—	(35,537)
Forward foreign currency exchange contracts	—	(16,291)	—	—
Net realized gain (loss)	(11,156,689)	47,180,711	87,961,590	(172,204)

Net change in unrealized appreciation (depreciation) on:
Investments[2]	7,378,632	(30,463,940)	(73,761,871)	(1,198,576)
Foreign currencies	—	(89,407)	—	782
Net change in unrealized appreciation (depreciation)	7,378,632	(30,553,347)	(73,761,871)	(1,197,794)
Net Realized and Unrealized Gain (Loss)	(3,778,057)	16,627,364	14,199,719	(1,369,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	$47,957,108	$26,566,274	$11,416,970	$(757,110)
[1]	Includes $(1,738,008) capital gains taxes paid for Macquarie VIP International Core Equity Series.
[2]	Includes net change of $717,198 on capital gains taxes accrued for Macquarie VIP International Core Equity Series.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Investment Income:
Dividends	$3,729,187	$665,925	$2,807,596
Reclaim income	276,092	—	—
Foreign tax withheld	(119,588)	—	—
	3,885,691	665,925	2,807,596

Expenses:
Management fees	5,381,225	1,816,524	1,845,454
Distribution expenses — Service Class	1,576,187	488,088	542,781
Accounting and administration expenses	154,763	67,307	70,431
Dividend disbursing and transfer agent fees and expenses	47,990	17,360	17,624
Legal fees	42,904	17,554	15,639
Audit and tax fees	37,222	38,189	36,567
Trustees’ fees	27,928	9,551	2,010
Custodian fees	14,405	9,197	5,882
Reports and statements to shareholders expenses	10,855	5,497	6,390
Other	22,568	15,835	10,978
	7,316,047	2,485,102	2,553,756
Less expenses waived	—	(94,943)	—
Less expenses paid indirectly	(181)	(64)	(90)
Total operating expenses	7,315,866	2,390,095	2,553,666
Net Investment Income (Loss)	(3,430,175)	(1,724,170)	253,930

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	106,127,690	4,136,349	7,742,015
Foreign currencies	(966)	—	—
Net realized gain (loss)	106,126,724	4,136,349	7,742,015

Net change in unrealized appreciation (depreciation) on:
Investments	62,366,339	26,292,603	21,168,467
Foreign currencies	(2,307)	—	—
Net change in unrealized appreciation (depreciation)	62,364,032	26,292,603	21,168,467
Net Realized and Unrealized Gain (Loss)	168,490,756	30,428,952	28,910,482
Net Increase (Decrease) in Net Assets Resulting from Operations	$165,060,581	$28,704,782	$29,164,412
[1]	Includes $459,603 in proceeds received from the settlement of class action litigation for Macquarie VIP Science and Technology Series.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Asset Strategy Seriesφ		Macquarie VIP Balanced Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,703,443	$10,608,934	$3,015,979	$2,937,120
Net realized gain (loss)	47,076,491	(7,020,333)	13,123,619	(1,222,400)
Net change in unrealized appreciation (depreciation)	12,155,181	70,389,292	16,291,623	29,561,080
Net increase (decrease) in net assets resulting from operations	68,935,115	73,977,893	32,431,221	31,275,800

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(23,919)	(27,296)	—	—
Service Class[2]	(32,268,875)	(11,739,483)	(2,922,492)	(1,624,720)
	(32,292,794)	(11,766,779)	(2,922,492)	(1,624,720)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class[1]	140,087	31,143	—	—
Service Class[2]	33,388,572	32,487,827	5,223,829	5,413,815

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	23,919	27,296	—	—
Service Class[2]	32,268,875	11,739,483	2,922,492	1,624,720
	65,821,453	44,285,749	8,146,321	7,038,535
Cost of shares redeemed:
Standard Class[1]	(1,062,427)	(8,375)	—	—
Service Class[2]	(112,794,641)	(96,189,372)	(31,485,154)	(29,507,402)
	(113,857,068)	(96,197,747)	(31,485,154)	(29,507,402)
Decrease in net assets derived from capital share transactions	(48,035,615)	(51,911,998)	(23,338,833)	(22,468,867)
Net Increase (Decrease) in Net Assets	(11,393,294)	10,299,116	6,169,896	7,182,213

Net Assets:
Beginning of year	576,672,007	566,372,891	215,809,764	208,627,551
End of year	$565,278,713	$576,672,007	$221,979,660	$215,809,764
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
φ Consolidated statements of changes in net assets.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Energy Series		Macquarie VIP Growth Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,355,256	$4,638,266	$(2,637,608)	$(2,153,249)
Net realized gain (loss)	2,563,920	3,683,255	104,466,948	94,153,827
Net change in unrealized appreciation (depreciation)	(7,861,769)	(6,572,129)	52,381,990	130,020,667
Net increase (decrease) in net assets resulting from operations	(3,942,593)	1,749,392	154,211,330	222,021,245

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(14,277)	(17,432)	—	—
Service Class[2]	(2,397,691)	(2,885,656)	(94,108,766)	(70,684,077)
	(2,411,968)	(2,903,088)	(94,108,766)	(70,684,077)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class[1]	344,170	540,676	—	—
Service Class[2]	16,443,294	36,422,178	20,764,193	19,298,949

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	14,277	17,432	—	—
Service Class[2]	2,397,691	2,885,656	94,108,766	70,684,077
	19,199,432	39,865,942	114,872,959	89,983,026
Cost of shares redeemed:
Standard Class[1]	(401,355)	(545,043)	—	—
Service Class[2]	(27,104,422)	(76,040,819)	(161,731,041)	(170,994,042)
	(27,505,777)	(76,585,862)	(161,731,041)	(170,994,042)
Decrease in net assets derived from capital share transactions	(8,306,345)	(36,719,920)	(46,858,082)	(81,011,016)
Net Increase (Decrease) in Net Assets	(14,660,906)	(37,873,616)	13,244,482	70,326,152

Net Assets:
Beginning of year	86,167,392	124,041,008	698,537,456	628,211,304
End of year	$71,506,486	$86,167,392	$711,781,938	$698,537,456
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series		Macquarie VIP International Core Equity Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$51,735,165	$53,799,967	$9,938,910	$10,643,439
Net realized gain (loss)	(11,156,689)	(46,176,984)	47,180,711	8,992,747
Net change in unrealized appreciation (depreciation)	7,378,632	79,835,568	(30,553,347)	60,953,394
Net increase (decrease) in net assets resulting from operations	47,957,108	87,458,551	26,566,274	80,589,580

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(1,044,830)	(985,414)	(7,921,066)	—
Service Class[2]	(50,765,621)	(46,917,521)	(4,187,898)	(8,460,348)
	(51,810,451)	(47,902,935)	(12,108,964)	(8,460,348)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class[1]	2,437,536	1,240,076	382,166,541	—
Service Class[2]	91,048,499	71,592,851	11,470,508	183,696,498

Net assets from reorganization:[3]
Standard Class[1]	—	—	173,766,356	—
Service Class[2]	—	—	1,193,393	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	1,044,830	985,414	7,921,066	—
Service Class[2]	50,765,621	46,917,521	4,187,898	8,460,348
	145,296,486	120,735,862	580,705,762	192,156,846
Cost of shares redeemed:
Standard Class[1]	(3,065,807)	(2,654,106)	(107,504,381)	—
Service Class[2]	(139,288,732)	(115,099,053)	(416,237,823)	(100,738,103)
	(142,354,539)	(117,753,159)	(523,742,204)	(100,738,103)
Increase in net assets derived from capital share transactions	2,941,947	2,982,703	56,963,558	91,418,743
Net Increase (Decrease) in Net Assets	(911,396)	42,538,319	71,420,868	163,547,975

Net Assets:
Beginning of year	794,243,654	751,705,335	647,568,147	484,020,172
End of year	$793,332,258	$794,243,654	$718,989,015	$647,568,147
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Mid Cap Growth Series		Macquarie VIP Natural Resources Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,782,749)	$(2,321,424)	$612,888	$3,306,499
Net realized gain (loss)	87,961,590	14,499,858	(172,204)	3,869,176
Net change in unrealized appreciation (depreciation)	(73,761,871)	75,968,057	(1,197,794)	(6,029,546)
Net increase (decrease) in net assets resulting from operations	11,416,970	88,146,491	(757,110)	1,146,129

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(2,599,972)	(11,339,739)	—	—
Service Class[2]	(11,806,161)	(44,907,682)	(4,081,399)	(2,591,067)

Return of capital:
Service Class[2]	—	—	(365,645)	—
	(14,406,133)	(56,247,421)	(4,447,044)	(2,591,067)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class[1]	1,212,094	8,430,325	—	—
Service Class[2]	29,515,922	45,889,877	7,975,706	9,541,371

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	2,599,972	11,339,739	—	—
Service Class[2]	11,806,161	44,907,682	4,447,044	2,591,067
	45,134,149	110,567,623	12,422,750	12,132,438
Cost of shares redeemed:
Standard Class[1]	(83,997,226)	(31,247,350)	—	—
Service Class[2]	(69,131,098)	(56,947,796)	(26,571,914)	(27,933,070)
	(153,128,324)	(88,195,146)	(26,571,914)	(27,933,070)
Increase (decrease) in net assets derived from capital share transactions	(107,994,175)	22,372,477	(14,149,164)	(15,800,632)
Net Increase (Decrease) in Net Assets	(110,983,338)	54,271,547	(19,353,318)	(17,245,570)

Net Assets:
Beginning of year	514,465,109	460,193,562	92,276,717	109,522,287
End of year	$403,481,771	$514,465,109	$72,923,399	$92,276,717
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Science and Technology Series		Macquarie VIP Small Cap Growth Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,430,175)	$(1,534,029)	$(1,724,170)	$(1,223,744)
Net realized gain (loss)	106,126,724	25,135,224	4,136,349	(13,816,055)
Net change in unrealized appreciation (depreciation)	62,364,032	144,080,064	26,292,603	40,348,858
Net increase (decrease) in net assets resulting from operations	165,060,581	167,681,259	28,704,782	25,309,059

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(78,541)	(97,656)	—	(2,963,429)
Service Class[2]	(18,898,066)	(27,914,720)	—	(29,439,429)
	(18,976,607)	(28,012,376)	—	(32,402,858)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class[1]	263,334	757,784	1,139,525	3,084,515
Service Class[2]	46,736,663	36,147,645	10,144,656	8,505,619

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	78,541	97,656	—	2,963,429
Service Class[2]	18,898,066	27,914,720	—	29,439,429
	65,976,604	64,917,805	11,284,181	43,992,992
Cost of shares redeemed:
Standard Class[1]	(375,316)	(444,975)	(7,122,921)	(2,723,229)
Service Class[2]	(130,596,116)	(87,680,185)	(34,633,528)	(23,658,423)
	(130,971,432)	(88,125,160)	(41,756,449)	(26,381,652)
Increase (decrease) in net assets derived from capital share transactions	(64,994,828)	(23,207,355)	(30,472,268)	17,611,340
Net Increase (Decrease) in Net Assets	81,089,146	116,461,528	(1,767,486)	10,517,541

Net Assets:
Beginning of year	568,353,008	451,891,480	209,427,810	198,910,269
End of year	$649,442,154	$568,353,008	$207,660,324	$209,427,810
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Smid Cap Core Series
	Year ended
	12/31/24	12/31/23
Increase in Net Assets from Operations:
Net investment income (loss)	$253,930	$701,631
Net realized gain (loss)	7,742,015	379,983
Net change in unrealized appreciation (depreciation)	21,168,467	25,380,420
Net increase (decrease) in net assets resulting from operations	29,164,412	26,462,034

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(1,035,868)	(19,291,779)
	(1,035,868)	(19,291,779)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[1]	7,693,046	70,168,744

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,035,868	19,291,779
	8,728,914	89,460,523
Cost of shares redeemed:
Service Class[1]	(54,010,994)	(30,223,557)
Increase (decrease) in net assets derived from capital share transactions	(45,282,080)	59,236,966
Net Increase (Decrease) in Net Assets	(17,153,536)	66,407,221

Net Assets:
Beginning of year	224,518,103	158,110,882
End of year	$207,364,567	$224,518,103
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Asset Strategy Series Standard Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.76	$7.85	$10.20	$10.45	$9.50

Income (loss) from investment operations:
Net investment income[1]	0.19	0.18	0.12	0.08	0.17
Net realized and unrealized gain (loss)	0.92	0.94	(1.60)	1.01	1.16
Total from investment operations	1.11	1.12	(1.48)	1.09	1.33

Less dividends and distributions from:
Net investment income	(0.18)	(0.21)	(0.16)	(0.20)	(0.22)
Net realized gain	(0.37)	—	(0.70)	(1.14)	(0.16)
Return of capital	—	—	(0.01)	—	—
Total dividends and distributions	(0.55)	(0.21)	(0.87)	(1.34)	(0.38)

Net asset value, end of period	$9.32	$8.76	$7.85	$10.20	$10.45

Total return[2]	12.75%[3]	14.22%[3]	(14.54%)[3]	10.72%[3]	14.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$400	$1,179	$1,011	$1[4]	$—[4,5]
Ratio of expenses to average net assets[6]	0.61%	0.62%	0.66%	0.65%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.78%	0.76%	0.77%	0.75%	0.77%
Ratio of net investment income to average net assets	2.02%	2.12%	1.42%	0.76%	1.83%
Ratio of net investment income to average net assets prior to fees waived	1.85%	1.98%	1.31%	0.66%	1.83%
Portfolio turnover	76%	74%	102%	56%	44%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Asset Strategy Series Service Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.76	$7.85	$10.19	$10.44	$9.50

Income (loss) from investment operations:
Net investment income[1]	0.16	0.15	0.10	0.07	0.15
Net realized and unrealized gain (loss)	0.93	0.94	(1.59)	1.00	1.15
Total from investment operations	1.09	1.09	(1.49)	1.07	1.30

Less dividends and distributions from:
Net investment income	(0.19)	(0.18)	(0.14)	(0.18)	(0.20)
Net realized gain	(0.37)	—	(0.70)	(1.14)	(0.16)
Return of capital	—	—	(0.01)	—	—
Total dividends and distributions	(0.56)	(0.18)	(0.85)	(1.32)	(0.36)

Net asset value, end of period	$9.29	$8.76	$7.85	$10.19	$10.44

Total return[2]	12.44%[3]	13.90%[3]	(14.71%)[3]	10.44%[3]	13.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$564,879	$575,493	$565,362	$743[4]	$764[4]
Ratio of expenses to average net assets[5]	0.86%	0.87%	0.87%	0.90%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	1.03%	1.01%	1.01%	1.01%	1.02%
Ratio of net investment income to average net assets	1.65%	1.87%	1.21%	0.64%	1.60%
Ratio of net investment income to average net assets prior to fees waived	1.48%	1.73%	1.07%	0.53%	1.60%
Portfolio turnover	76%	74%	102%	56%	44%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Balanced Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.40	$4.69	$9.39	$8.71	$8.22

Income (loss) from investment operations:
Net investment income[1]	0.08	0.07	0.04	0.05	0.09
Net realized and unrealized gain (loss)	0.76	0.68[2]	(1.55)	1.29	0.94
Total from investment operations	0.84	0.75	(1.51)	1.34	1.03

Less dividends and distributions from:
Net investment income	(0.08)	(0.04)	(0.09)	(0.09)	(0.11)
Net realized gain	—	—	(3.10)	(0.57)	(0.43)
Total dividends and distributions	(0.08)	(0.04)	(3.19)	(0.66)	(0.54)

Net asset value, end of period	$6.16	$5.40	$4.69	$9.39	$8.71

Total return[3]	15.60%	16.09%[2]	(16.11%)	15.97%	14.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,980	$215,810	$208,628	$271[4]	$344[4]
Ratio of expenses to average net assets[5]	1.03%	1.05%	1.07%	1.00%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	1.03%	1.05%	1.07%	1.00%	1.02%
Ratio of net investment income to average net assets	1.35%	1.40%	0.72%	0.51%	1.13%
Ratio of net investment income to average net assets prior to fees waived	1.35%	1.40%	0.72%	0.51%	1.13%
Portfolio turnover	79%	85%	72%	79%	61%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.004 and total return by 0.09%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Energy Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.09	$5.07	$3.48	$2.48	$4.02

Income (loss) from investment operations:
Net investment income[1]	0.10	0.24	0.15	0.04	0.04
Net realized and unrealized gain (loss)	(0.35)	(0.03)	1.61	1.02	(1.52)
Total from investment operations	(0.25)	0.21	1.76	1.06	(1.48)

Less dividends and distributions from:
Net investment income	(0.17)	(0.19)	(0.17)	(0.06)	(0.06)
Total dividends and distributions	(0.17)	(0.19)	(0.17)	(0.06)	(0.06)

Net asset value, end of period	$4.67	$5.09	$5.07	$3.48	$2.48

Total return[2]	(5.38%)[3]	4.24%	50.85%	42.33%	(36.67%)[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$394	$472	$447	$—[4,5]	$—[4,5]
Ratio of expenses to average net assets[6]	0.96%	1.05%	0.98%	0.97%	1.06%
Ratio of expenses to average net assets prior to fees waived[6]	0.99%	1.05%	0.98%	0.97%	1.12%
Ratio of net investment income to average net assets	1.99%	4.64%	3.04%	1.20%	1.89%
Ratio of net investment income to average net assets prior to fees waived	1.96%	4.64%	3.04%	1.20%	1.83%
Portfolio turnover	42%	43%	85%	119%	54%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Energy Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.10	$5.07	$3.47	$2.48	$4.00

Income (loss) from investment operations:
Net investment income[1]	0.08	0.24	0.14	0.04	0.04
Net realized and unrealized gain (loss)	(0.35)	(0.04)	1.61	1.00	(1.52)
Total from investment operations	(0.27)	0.20	1.75	1.04	(1.48)

Less dividends and distributions from:
Net investment income	(0.15)	(0.17)	(0.15)	(0.05)	(0.04)
Total dividends and distributions	(0.15)	(0.17)	(0.15)	(0.05)	(0.04)

Net asset value, end of period	$4.68	$5.10	$5.07	$3.47	$2.48

Total return[2]	(5.60%)[3]	4.06%	50.42%	42.00%	(36.83%)[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,112	$85,695	$123,594	$74[4]	$44[4]
Ratio of expenses to average net assets[5]	1.21%	1.30%	1.23%	1.22%	1.31%
Ratio of expenses to average net assets prior to fees waived[5]	1.24%	1.30%	1.23%	1.22%	1.37%
Ratio of net investment income to average net assets	1.68%	4.68%	2.87%	1.41%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.65%	4.68%	2.87%	1.41%	1.56%
Portfolio turnover	42%	43%	85%	119%	54%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.92	$7.97	$14.85	$12.70	$11.33

Income (loss) from investment operations:
Net investment loss[1]	(0.04)	(0.03)	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	2.25	2.91	(3.97)	3.57	3.03
Total from investment operations	2.21	2.88	(4.00)	3.51	3.01

Less dividends and distributions from:
Net realized gain	(1.44)	(0.93)	(2.88)	(1.36)	(1.64)
Total dividends and distributions	(1.44)	(0.93)	(2.88)	(1.36)	(1.64)

Net asset value, end of period	$10.69	$9.92	$7.97	$14.85	$12.70

Total return[2]	23.89%	38.00%	(27.24%)	30.03%	30.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$711,782	$698,537	$628,211	$1,023[3]	$896[3]
Ratio of expenses to average net assets[4]	1.00%	1.00%	1.00%	0.99%	1.01%
Ratio of expenses to average net assets prior to fees waived[4]	1.00%	1.00%	1.00%	0.99%	1.01%
Ratio of net investment loss to average net assets	(0.37%)	(0.31%)	(0.32%)	(0.42%)	(0.20%)
Ratio of net investment loss to average net assets prior to fees waived	(0.37%)	(0.31%)	(0.32%)	(0.42%)	(0.20%)
Portfolio turnover	9%	9%	12%	22%	29%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP High Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$2.96	$2.82	$3.40	$3.41	$3.48

Income (loss) from investment operations:
Net investment income[1]	0.20	0.21	0.19	0.21	0.21
Net realized and unrealized gain (loss)	(0.02)	0.12	(0.56)	(0.01)	(0.03)
Total from investment operations	0.18	0.33	(0.37)	0.20	0.18

Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	(0.21)	(0.21)	(0.25)
Total dividends and distributions	(0.20)	(0.19)	(0.21)	(0.21)	(0.25)

Net asset value, end of period	$2.94	$2.96	$2.82	$3.40	$3.41

Total return[2]	6.44%	12.22%	(10.91%)	6.33%	6.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,787	$15,460	$15,093	$19[3]	$20[3]
Ratio of expenses to average net assets[4]	0.69%	0.68%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets prior to fees waived[4]	0.69%	0.68%	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets	6.68%	7.29%	6.40%	6.11%	6.54%
Ratio of net investment income to average net assets prior to fees waived	6.68%	7.29%	6.40%	6.11%	6.54%
Portfolio turnover	53%	33%	61%	54%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP High Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$2.95	$2.81	$3.39	$3.40	$3.47

Income (loss) from investment operations:
Net investment income[1]	0.19	0.20	0.18	0.20	0.20
Net realized and unrealized gain (loss)	(0.01)	0.13	(0.56)	—[2]	(0.03)
Total from investment operations	0.18	0.33	(0.38)	0.20	0.17

Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	(0.20)	(0.21)	(0.24)
Total dividends and distributions	(0.20)	(0.19)	(0.20)	(0.21)	(0.24)

Net asset value, end of period	$2.93	$2.95	$2.81	$3.39	$3.40

Total return[3]	6.20%	12.15%	(11.28%)	6.06%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$777,545	$778,784	$736,612	$892[4]	$859[4]
Ratio of expenses to average net assets[5]	0.94%	0.93%	0.92%	0.92%	0.94%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.93%	0.92%	0.92%	0.94%
Ratio of net investment income to average net assets	6.43%	7.04%	6.15%	5.85%	6.28%
Ratio of net investment income to average net assets prior to fees waived	6.43%	7.04%	6.15%	5.85%	6.28%
Portfolio turnover	53%	33%	61%	54%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP International Core Equity Series Standard Class
Selected data for each share of the Series outstanding throughout the period were as follows:
3/28/24[1] to 12/31/24

Net asset value, beginning of period	$17.14

Income (loss) from investment operations:
Net investment income[2]	0.20
Net realized and unrealized loss	(0.55)[3]
Total from investment operations	(0.35)

Less dividends and distributions from:
Net investment income	(0.21)
Net realized gain	(0.04)
Total dividends and distributions	(0.25)

Net asset value, end of period	$16.54

Total return[4]	(1.92%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$457,619
Ratio of expenses to average net assets[5]	0.88%[6]
Ratio of expenses to average net assets prior to fees waived[5]	0.95%[6]
Ratio of net investment income to average net assets	1.19%
Ratio of net investment income to average net assets prior to fees waived	1.12%
Portfolio turnover	77%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Series shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Includes non-recurring expenses of 0.02% for the year ended December 31, 2024.
[7]	Portfolio turnover is representative of the Series for the period ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP International Core Equity Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.15	$14.12	$18.47	$16.35	$15.65

Income (loss) from investment operations:
Net investment income[1]	0.24	0.28	0.28	0.27	0.16
Net realized and unrealized gain (loss)	0.37	1.99	(3.02)	2.04	0.88
Total from investment operations	0.61	2.27	(2.74)	2.31	1.04

Less dividends and distributions from:
Net investment income	(0.21)	(0.24)	(0.36)	(0.19)	(0.34)
Net realized gain	(0.04)	—	(1.25)	—[2]	—[2]
Total dividends and distributions	(0.25)	(0.24)	(1.61)	(0.19)	(0.34)
Capital contributions	—	—	—[2,3]	—	—

Net asset value, end of period	$16.51	$16.15	$14.12	$18.47	$16.35

Total return[4]	3.73%[5]	16.20%	(14.72%)[3,6]	14.18%	7.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$261,370	$647,568	$484,020	$621[7]	$649[7]
Ratio of expenses to average net assets[8]	1.15%[9]	1.17%	1.18%	1.16%	1.17%
Ratio of expenses to average net assets prior to fees waived[8]	1.19%[9]	1.17%	1.18%	1.16%	1.17%
Ratio of net investment income to average net assets	1.45%	1.86%	1.91%	1.49%	1.10%
Ratio of net investment income to average net assets prior to fees waived	1.41%	1.86%	1.91%	1.49%	1.10%
Portfolio turnover	77%	53%	63%	81%	82%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $20,014 for losses related to a reclaim payment error. Total return for the year ended December 31, 2022 includes the impact of the capital contribution, which was not material to the total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Total return for the year ended December 31, 2022 includes the impact of the refund of previously paid foreign taxes. Total return would have been lower by 0.38% excluding refund of previously paid foreign taxes.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Mid Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.18	$9.60	$17.99	$17.60	$12.77

Income (loss) from investment operations:
Net investment loss[1]	(0.04)	(0.03)	(0.04)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.30	1.83	(5.45)	2.71	5.89
Total from investment operations	0.26	1.80	(5.49)	2.62	5.85

Less dividends and distributions from:
Net realized gain	(0.30)	(1.22)	(2.90)	(2.23)	(1.02)
Total dividends and distributions	(0.30)	(1.22)	(2.90)	(2.23)	(1.02)

Net asset value, end of period	$10.14	$10.18	$9.60	$17.99	$17.60

Total return[2]	2.47%	19.90%	(30.62%)	16.65%	49.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,435	$101,493	$105,164	$212[3]	$246[3]
Ratio of expenses to average net assets[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived[4]	0.91%	0.92%	0.92%	0.89%	0.90%
Ratio of net investment loss to average net assets	(0.40%)	(0.29%)	(0.38%)	(0.51%)	(0.27%)
Ratio of net investment loss to average net assets prior to fees waived	(0.46%)	(0.36%)	(0.45%)	(0.55%)	(0.32%)
Portfolio turnover	37%	30%	29%	27%	25%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Mid Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.00	$9.47	$17.84	$17.48	$12.69

Income (loss) from investment operations:
Net investment loss[1]	(0.06)	(0.05)	(0.07)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	0.29	1.80	(5.40)	2.68	5.85
Total from investment operations	0.23	1.75	(5.47)	2.55	5.78

Less dividends and distributions from:
Net realized gain	(0.30)	(1.22)	(2.90)	(2.19)	(0.99)
Total dividends and distributions	(0.30)	(1.22)	(2.90)	(2.19)	(0.99)

Net asset value, end of period	$9.93	$10.00	$9.47	$17.84	$17.48

Total return[2]	2.20%	19.59%	(30.78%)	16.36%	49.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$383,047	$412,972	$355,030	$519[3]	$444[3]
Ratio of expenses to average net assets[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived[4]	1.16%	1.17%	1.17%	1.14%	1.15%
Ratio of net investment loss to average net assets	(0.63%)	(0.54%)	(0.61%)	(0.76%)	(0.53%)
Ratio of net investment loss to average net assets prior to fees waived	(0.69%)	(0.61%)	(0.68%)	(0.80%)	(0.58%)
Portfolio turnover	37%	30%	29%	27%	25%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Natural Resources Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.72	$4.77	$4.12	$3.30	$3.84

Income (loss) from investment operations:
Net investment income[1]	0.04	0.15	0.10	0.07	0.04
Net realized and unrealized gain (loss)	(0.04)	(0.08)	0.63	0.81	(0.51)
Total from investment operations	—	0.07	0.73	0.88	(0.47)

Less dividends and distributions from:
Net investment income	(0.25)	(0.12)	(0.08)	(0.06)	(0.07)
Return of capital	(0.02)	—	—	—	—
Total dividends and distributions	(0.27)	(0.12)	(0.08)	(0.06)	(0.07)

Net asset value, end of period	$4.45	$4.72	$4.77	$4.12	$3.30

Total return[2]	(0.58%)	1.63%	17.72%	26.68%	(11.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,923	$92,277	$109,522	$91[3]	$75[3]
Ratio of expenses to average net assets[4]	1.26%	1.28%	1.25%	1.21%	1.31%
Ratio of expenses to average net assets prior to fees waived[4]	1.26%	1.28%	1.25%	1.21%	1.31%
Ratio of net investment income to average net assets	0.76%	3.30%	2.24%	1.89%	1.40%
Ratio of net investment income to average net assets prior to fees waived	0.76%	3.30%	2.24%	1.89%	1.40%
Portfolio turnover	46%	34%	65%	121%	71%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Science and Technology Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$23.38	$17.71	$29.81	$36.13	$29.94

Income (loss) from investment operations:
Net investment loss[1]	(0.08)	(0.01)	(0.05)	(0.22)	(0.14)
Net realized and unrealized gain (loss)	7.21[2]	6.80[2]	(9.20)	5.56	10.31
Total from investment operations	7.13	6.79	(9.25)	5.34	10.17

Less dividends and distributions from:
Net realized gain	(0.81)	(1.12)	(2.85)	(11.66)	(3.98)
Total dividends and distributions	(0.81)	(1.12)	(2.85)	(11.66)	(3.98)

Net asset value, end of period	$29.70	$23.38	$17.71	$29.81	$36.13

Total return[3]	30.92%[2]	39.38%[2]	(31.67%)	15.45%	35.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,796	$2,231	$1,331	$2[4]	$2[4]
Ratio of expenses to average net assets[5]	0.91%	0.89%	0.92%	0.89%	0.91%
Ratio of expenses to average net assets prior to fees waived[5]	0.91%	0.89%	0.92%	0.89%	0.91%
Ratio of net investment loss to average net assets	(0.29%)	(0.05%)	(0.23%)	(0.57%)	(0.44%)
Ratio of net investment loss to average net assets prior to fees waived	(0.29%)	(0.05%)	(0.23%)	(0.57%)	(0.44%)
Portfolio turnover	37%	36%	58%	55%	8%
[1]	Calculated using average shares outstanding.
[2]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 for the year ended December 31, 2024 and 2023, and total return by 0.09% and 0.11%, for the year ended December 31, 2024 and 2023, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Science and Technology Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.97	$17.45	$29.51	$35.87	$29.82

Income (loss) from investment operations:
Net investment loss[1]	(0.15)	(0.06)	(0.10)	(0.30)	(0.21)
Net realized and unrealized gain (loss)	7.08[2]	6.70[2]	(9.11)	5.51	10.24
Total from investment operations	6.93	6.64	(9.21)	5.21	10.03

Less dividends and distributions from:
Net realized gain	(0.81)	(1.12)	(2.85)	(11.57)	(3.98)
Total dividends and distributions	(0.81)	(1.12)	(2.85)	(11.57)	(3.98)

Net asset value, end of period	$29.09	$22.97	$17.45	$29.51	$35.87

Total return[3]	30.59%[2]	39.04%[2]	(31.83%)	15.17%	35.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$646,646	$566,122	$450,560	$707[4]	$676[4]
Ratio of expenses to average net assets[5]	1.16%	1.14%	1.17%	1.14%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.16%	1.14%	1.17%	1.14%	1.16%
Ratio of net investment loss to average net assets	(0.54%)	(0.30%)	(0.48%)	(0.79%)	(0.67%)
Ratio of net investment loss to average net assets prior to fees waived	(0.54%)	(0.30%)	(0.48%)	(0.79%)	(0.67%)
Portfolio turnover	37%	36%	58%	55%	8%
[1]	Calculated using average shares outstanding.
[2]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 for the year ended December 31, 2024 and 2023, and total return by 0.09% and 0.11%, for the year ended December 31, 2024 and 2023, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Small Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.85	$6.11	$11.01	$12.15	$8.80

Income (loss) from investment operations:
Net investment loss[1]	(0.04)	(0.02)	(0.03)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	0.89	0.77[2]	(2.97)	0.55	3.39
Payment by affiliates	—	—	0.12[3]	—	—
Total from investment operations	0.85	0.75	(2.88)	0.48	3.35

Less dividends and distributions from:
Net investment income	—	—	—	(0.14)	—
Net realized gain	—	(1.01)	(2.02)	(1.48)	—
Total dividends and distributions	—	(1.01)	(2.02)	(1.62)	—

Net asset value, end of period	$6.70	$5.85	$6.11	$11.01	$12.15

Total return[4]	14.53%	13.36%[2]	(26.61%)[3]	4.25%	38.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,833	$20,157	$17,454	$47[5]	$59[5]
Ratio of expenses to average net assets[6]	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.93%	0.93%	0.93%	0.90%	0.92%
Ratio of net investment loss to average net assets	(0.58%)	(0.36%)	(0.34%)	(0.56%)	(0.46%)
Ratio of net investment loss to average net assets prior to fees waived	(0.62%)	(0.40%)	(0.38%)	(0.57%)	(0.49%)
Portfolio turnover	72%	64%	100%	48%	50%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.16%.
[3]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.09% excluding payment from affiliate.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Small Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.75	$6.04	$10.94	$12.08	$8.77

Income (loss) from investment operations:
Net investment loss[1]	(0.05)	(0.04)	(0.04)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.87	0.76[2]	(2.98)	0.56	3.37
Payment by affiliates	—	—	0.14[3]	—	—
Total from investment operations	0.82	0.72	(2.88)	0.46	3.31

Less dividends and distributions from:
Net investment income	—	—	—	(0.12)	—
Net realized gain	—	(1.01)	(2.02)	(1.48)	—
Total dividends and distributions	—	(1.01)	(2.02)	(1.60)	—

Net asset value, end of period	$6.57	$5.75	$6.04	$10.94	$12.08

Total return[4]	14.26%	13.11%[2]	(26.83%)[3]	3.99%	37.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$190,827	$189,271	$181,456	$391[5]	$406[5]
Ratio of expenses to average net assets[6]	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets prior to fees waived[6]	1.18%	1.18%	1.18%	1.15%	1.17%
Ratio of net investment loss to average net assets	(0.83%)	(0.61%)	(0.58%)	(0.80%)	(0.71%)
Ratio of net investment loss to average net assets prior to fees waived	(0.87%)	(0.65%)	(0.62%)	(0.81%)	(0.74%)
Portfolio turnover	72%	64%	100%	48%	50%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.17%.
[3]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.28% excluding payment from affiliate.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Smid Cap Core Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.52	$11.14	$16.73	$13.85	$13.71

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.04	0.03	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.63	1.54	(2.57)	2.90	0.80
Total from investment operations	1.64	1.58	(2.54)	2.88	0.78

Less dividends and distributions from:
Net investment income	(0.04)	(0.02)	—	—	—
Net realized gain	(0.02)	(1.18)	(3.05)	—	(0.64)
Total dividends and distributions	(0.06)	(1.20)	(3.05)	—	(0.64)

Net asset value, end of period	$13.10	$11.52	$11.14	$16.73	$13.85

Total return[2]	14.26%	15.71%	(14.84%)	20.78%	7.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,365	$224,518	$158,111	$182[3]	$183[3]
Ratio of expenses to average net assets[4]	1.18%	1.17%	1.22%	1.17%	1.20%
Ratio of expenses to average net assets prior to fees waived[4]	1.18%	1.17%	1.22%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	0.12%	0.36%	0.24%	(0.10%)	(0.14%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.12%	0.36%	0.24%	(0.10%)	(0.14%)
Portfolio turnover	10%	26%	113%	79%	145%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios
December 31, 2024
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 11 series: Macquarie VIP Asset Strategy Series (formerly, Delaware Ivy VIP Asset Strategy through April 30, 2024), Macquarie VIP Balanced Series (formerly, Delaware Ivy VIP Balanced through April 30, 2024), Macquarie VIP Energy Series (formerly, Delaware Ivy VIP Energy through April 30, 2024), Macquarie VIP Growth Series (formerly, Delaware Ivy VIP Growth through April 30, 2024), Macquarie VIP High Income Series (formerly, Delaware Ivy VIP High Income through April 30, 2024), Macquarie VIP International Core Equity Series (formerly, Delaware Ivy VIP International Core Equity through April 30, 2024), Macquarie VIP Mid Cap Growth Series (formerly, Delaware Ivy VIP Mid Cap Growth through April 30, 2024), Macquarie VIP Natural Resources Series (formerly, Delaware Ivy VIP Natural Resources through April 30, 2024), Macquarie VIP Science and Technology Series (formerly, Delaware Ivy VIP Science and Technology through April 30, 2024), Macquarie VIP Small Cap Growth Series (formerly, Delaware Ivy VIP Small Cap Growth through April 30, 2024), and Macquarie VIP Smid Cap Core Series (formerly, Delaware Ivy VIP Smid Cap Core through April 30, 2024), (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series (other than Macquarie VIP Energy Series, Macquarie VIP Growth Series, and Macquarie VIP Science and Technology Series) are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Macquarie VIP Energy Series, Macquarie VIP Growth Series, and Macquarie VIP Science and Technology Series are non-diversified as defined in the 1940 Act.
Each Series offers Service class (formerly, Class II) shares. Macquarie VIP Asset Strategy Series, Macquarie VIP Energy Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Science and Technology Series, and Macquarie VIP Small Cap Growth Series also offer Standard class (formerly, Class I) shares. The Standard class shares do not carry a distribution and service (12b-1) fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Basis of Consolidation  —  Ivy VIP ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie VIP Asset Strategy Series (referred to as the Series in this subsection). Ivy VIP ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Series. The Subsidiary and the Company act as investment vehicles for the Series, in order to affect certain investments for the Series consistent with the Series’ investment objectives and policies as specified in its prospectus and statement of additional information. The Series’ investment portfolio has been consolidated and includes the portfolio holdings of the Series, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Series, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Series and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Series will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. The date of incorporation of the Subsidiary and Company was January 31, 2013 and April 9, 2013, respectively.  As of December 31, 2024, the total net assets held by the Subsidiary is $28,097,479, or approximately 4.97% of the Series' net assets and the total net assets held by the Company is $114,010, or approximately 0.02% of the Series' net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Reclaim income“ on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” For US income tax purposes, EU reclaims received by the Series, if any, reduce the amount of foreign taxes Series shareholders can use as tax deductions or credits on their income tax returns.

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.
The Company's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax expense/(benefit):	Current	Deferred	Total
Federal	$ —	$36,132	$36,132
State	—	85,424	85,424
Valuation allowance	—	(121,556)	(121,556)
Total tax expense/(benefit)	$ —	$ —	$ —
Components of the Company's deferred tax assets and liabilities as of December 31, 2024 are as follows:
Deferred tax assets/(liabilities):
Basis in partnerships	$4,369,608
Net operating loss	4,942,794
Other	—
Total net deferred tax asset/(liability) before valuation allowance	9,312,402
Less: valuation allowance	(9,312,402)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending December 31, 2024, of $19,777,148. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and net operating loss carryforwards originating in 2018 and forward do not expire. Net operating loss carryforwards in Kansas expire starting in 2024.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended December 31, 2024, are as follows:

The Company's pre-tax income	$86,723
Pre-tax income/(loss) at the statutory rate	18,212
Adjustments to prior year deferred taxes	17,920
State income tax expenses, net of federal benefit	85,424
Less: valuation allowance	(121,556)
Total income tax expense/(benefit)	$ —
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax years December 31, 2021 and later are open to examination by federal and state tax authorities under the applicable statue of limitations.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

To Be Announced Trades (TBA) —  Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series' ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, certain Series may pay an assignment fee. On an ongoing basis, certain Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series’ understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Series' investment adviser, acts as each Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series' financial statements. Adoption of the new standard impacted each Series' financial statements note disclosures only, and did not affect each Series' financial position or the results of its operations.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, each Series earned the following amounts under this arrangement:
Series	Custody Credits
Macquarie VIP Asset Strategy Series	$8,857
Macquarie VIP Balanced Series	3,722
Macquarie VIP Energy Series	—
Macquarie VIP Growth Series	19
Macquarie VIP High Income Series	17,168
Macquarie VIP International Core Equity Series	1,880
Macquarie VIP Mid Cap Growth Series	36
Macquarie VIP Natural Resources Series	—
Macquarie VIP Science and Technology Series	174
Macquarie VIP Small Cap Growth Series	58
Macquarie VIP Smid Cap Core Series	86
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, each Series earned the following amounts under this arrangement.
Series	Earnings Credits
Macquarie VIP Asset Strategy Series	$9

Series	Earnings Credits
Macquarie VIP Balanced Series	$5
Macquarie VIP Energy Series	6
Macquarie VIP Growth Series	4
Macquarie VIP High Income Series	9
Macquarie VIP International Core Equity Series	9
Macquarie VIP Mid Cap Growth Series	11
Macquarie VIP Natural Resources Series	17
Macquarie VIP Science and Technology Series	7
Macquarie VIP Small Cap Growth Series	6
Macquarie VIP Smid Cap Core Series	4
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Asset Strategy Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Balanced Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Energy Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Growth Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP High Income Series	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion.

Macquarie VIP International Core Equity Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Mid Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Management Fee (annual rate as a percentage of average daily net assets)

Macquarie VIP Natural Resources Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Macquarie VIP Science and Technology Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Small Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Smid Cap Core Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of certain Series’ average daily net assets from January 1, 2024 (except as noted) through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Macquarie VIP Asset Strategy Series	0.60%*
Macquarie VIP Balanced Series	0.77%**
Macquarie VIP Energy Series	0.92%***
Macquarie VIP International Core Equity Series	0.86%****
Macquarie VIP Mid Cap Growth Series	0.85%
Macquarie VIP Small Cap Growth Series	0.89%
*	Effective May 1, 2024. Prior to May 1, 2024, the amount was 0.62%.
**	Effective May 1, 2024. Prior to May 1, 2024, the amount was 0.81%.
***	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
****	Effective March 28, 2024. Prior to March 28, 2024, the amount was 0.92%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 (except as noted) through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Series	Standard Class	Service Class
Macquarie VIP Asset Strategy Series	0.60%*	0.85%*
Macquarie VIP Balanced Series	n/a	1.02%**
Macquarie VIP Energy Series	0.92%***	1.17%***
Macquarie VIP International Core Equity Series	0.86%****	1.11%****
Macquarie VIP Mid Cap Growth Series	0.85%	1.10%
Macquarie VIP Small Cap Growth Series	0.89%	1.14%
*	Effective May 1, 2024. Prior to May 1, 2024, the amounts were as follows for Standard Class and Service Class, respectively: 0.62% and 0.87%.
**	Effective May 1, 2024. Prior to May 1, 2024, the amount for Service Class was 1.06%.
***	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
****	Effective March 28, 2024. Prior to March 28, 2024, the amounts were as follows for Standard Class and Service Class, respectively: n/a and 1.17%.
Macquarie VIP Growth Series, Macquarie VIP High Income Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series and Macquarie VIP Smid Cap Core Series did not have any expense limitations.
DMC entered into sub-advisory agreements with the following entities on behalf of the Series:
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
With respect to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, and Macquarie VIP High Income Series, DMC has principal responsibility for the Series and DMC may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
With respect to Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series, and Macquarie VIP Smid Cap Core Series, DMC has principal responsibility for the Series and may seek quantitative support from MIMGL and may utilize MIMGL to execute Series security trades on behalf of DMC.
With respect to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series and Macquarie VIP High Income Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. In addition, with respect to Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
With respect to Macquarie VIP High Income Series, DMC may seek investment advice and recommendations from MIMAK, MIMEL and MIMGL and may permit each to execute Series security trades on behalf of DMC and exercise investment discretion in certain markets where DMC believes it will be beneficial to utilize the specialized market knowledge of each of MIMAK, MIMEL and/or MIMGL.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$30,406
Macquarie VIP Balanced Series	14,029
Macquarie VIP Energy Series	7,636
Macquarie VIP Growth Series	36,471
Macquarie VIP High Income Series	40,206
Macquarie VIP International Core Equity Series	37,791
Macquarie VIP Mid Cap Growth Series	24,805
Macquarie VIP Natural Resources Series	7,613
Macquarie VIP Science and Technology Series	32,526
Macquarie VIP Small Cap Growth Series	13,626
Macquarie VIP Smid Cap Core Series	13,779
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$43,963
Macquarie VIP Balanced Series	16,696
Macquarie VIP Energy Series	6,058
Macquarie VIP Growth Series	54,059
Macquarie VIP High Income Series	60,276
Macquarie VIP International Core Equity Series	56,210
Macquarie VIP Mid Cap Growth Series	34,671
Macquarie VIP Natural Resources Series	6,016
Macquarie VIP Science and Technology Series	47,481
Macquarie VIP Small Cap Growth Series	16,028
Macquarie VIP Smid Cap Core Series	16,283
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended December 31, 2024, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$16,689
Macquarie VIP Balanced Series	5,354
Macquarie VIP Energy Series	2,214
Macquarie VIP Growth Series	17,358
Macquarie VIP High Income Series	25,298
Macquarie VIP International Core Equity Series	24,391
Macquarie VIP Mid Cap Growth Series	11,832
Macquarie VIP Natural Resources Series	1,967
Macquarie VIP Science and Technology Series	15,339
Macquarie VIP Small Cap Growth Series	9,224
Macquarie VIP Smid Cap Core Series	5,831
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services each of the Series.
3. Investments
For the year ended December 31, 2024, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie VIP Asset Strategy Series	$241,576,571	$194,243,669	$305,140,673	$210,120,291
Macquarie VIP Balanced Series	74,063,507	96,493,066	92,532,658	104,481,078
Macquarie VIP Energy Series	33,481,304	—	41,279,296	—
Macquarie VIP Growth Series	61,011,817	—	210,763,005	—
Macquarie VIP High Income Series	417,860,968	—	410,754,073	—
Macquarie VIP International Core Equity Series	570,268,278	—	676,779,485	—
Macquarie VIP Mid Cap Growth Series	169,815,312	—	295,534,714	—
Macquarie VIP Natural Resources Series	36,544,559	—	53,975,250	—
Macquarie VIP Science and Technology Series	229,777,715	—	301,841,972	—
Macquarie VIP Small Cap Growth Series	153,701,669	—	185,794,129	—
Macquarie VIP Smid Cap Core Series	21,222,724	—	68,022,194	—

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Asset Strategy Series	$553,497,792	$79,905,785	$(64,281,248)	$15,624,537
Macquarie VIP Balanced Series	193,814,073	35,808,939	(5,876,391)	29,932,548
Macquarie VIP Energy Series	78,693,377	5,141,761	(11,083,352)	(5,941,591)
Macquarie VIP Growth Series	397,199,161	322,001,913	(6,423,863)	315,578,050
Macquarie VIP High Income Series	820,873,321	20,025,164	(62,029,228)	(42,004,064)
Macquarie VIP International Core Equity Series	699,701,722	85,943,131	(66,848,505)	19,094,626
Macquarie VIP Mid Cap Growth Series	376,691,467	67,565,747	(41,919,754)	25,645,993
Macquarie VIP Natural Resources Series	81,219,840	5,432,088	(13,650,837)	(8,218,749)
Macquarie VIP Science and Technology Series	449,160,162	209,645,542	(9,264,140)	200,381,402
Macquarie VIP Small Cap Growth Series	171,479,661	40,968,459	(4,561,194)	36,407,265
Macquarie VIP Smid Cap Core Series	176,557,203	42,544,930	(11,606,789)	30,938,141
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of December 31, 2024:
	Macquarie VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$594,185	$594,185
Agency Commercial Mortgage-Backed Securities	—	4,386,325	150,808	4,537,133
Agency Mortgage-Backed Securities	—	55,661,614	—	55,661,614
Bullion	27,971,743	—	—	27,971,743
Common Stocks
Communication Services	24,886,541	4,755,383	—	29,641,924
Consumer Discretionary	33,236,698	4,953,549	66,723[1]	38,256,970
Consumer Staples	25,247,481	—	—	25,247,481
Energy	5,580,167	—	—	5,580,167
Financials	49,494,308	3,681,441	1,710	53,177,459
Healthcare	19,029,705	13,486,109	—	32,515,814
Industrials	30,534,999	8,074,143	—	38,609,142
Information Technology	75,226,413	10,689,510	—	85,915,923
Materials	8,031,279	—	—	8,031,279
Utilities	4,004,923	—	—	4,004,923
Corporate Bonds	—	57,095,411	—	57,095,411
Exchange-Traded Funds	25,973,707	—	—	25,973,707
Government Agency Obligations	—	778,163	—	778,163
Loan Agreements	—	1,897,739	—	1,897,739
Non-Agency Asset-Backed Securities	—	8,377,600	—	8,377,600
Non-Agency Collateralized Mortgage Obligations	—	3,368,748	—	3,368,748
Non-Agency Commercial Mortgage-Backed Securities	—	11,607,566	—	11,607,566
Preferred Stock	—	—	195,000	195,000
Sovereign Bond	—	376,795	—	376,795
US Treasury Obligations	—	32,909,647	—	32,909,647
Short-Term Investments	16,842,144	—	—	16,842,144
Total Value of Securities	$346,060,108	$222,099,743	$1,008,426	$569,168,277

Derivatives[2]
Liabilities:
Futures Contracts	$(218,903)	$—	$—	$(218,903)

[1]The security that has been valued at zero on the “Consolidated schedules of investments” is considered to be a Level 3 investment in this table.
[2]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Balanced Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$737,664	$—	$737,664
Agency Mortgage-Backed Securities	—	22,418,738	—	22,418,738
Common Stocks
Communication Services	12,903,017	—	—	12,903,017
Consumer Discretionary	10,472,711	—	—	10,472,711
Consumer Staples	4,741,755	—	—	4,741,755
Energy	1,655,048	—	—	1,655,048
Financials	28,159,737	—	805	28,160,542
Healthcare	9,406,085	—	—	9,406,085
Industrials	10,622,808	—	—	10,622,808
Information Technology	40,511,080	—	—	40,511,080
Materials	5,530,834	—	—	5,530,834
Utilities	1,694,393	—	—	1,694,393
Corporate Bonds	—	23,367,075	—	23,367,075
Exchange-Traded Funds	17,606,415	—	—	17,606,415
Loan Agreements	—	756,959	—	756,959
Non-Agency Asset-Backed Securities	—	2,649,643	—	2,649,643
Non-Agency Collateralized Mortgage Obligations	—	1,597,467	—	1,597,467
Non-Agency Commercial Mortgage-Backed Securities	—	6,430,573	—	6,430,573
Preferred Stock	—	—	92,000	92,000
US Treasury Obligations	—	13,977,735	—	13,977,735
Short-Term Investments	8,464,952	—	—	8,464,952
Total Value of Securities	$151,768,835	$71,935,854	$92,805	$223,797,494

Derivatives[1]
Assets:
Futures Contracts	$451	$—	$—	$451
Liabilities:
Futures Contracts	$(51,324)	$—	$—	$(51,324)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
Macquarie VIP Energy Series
Level 1
Securities
Assets:
Closed-Ended Trust	$774,155

Macquarie VIP Energy Series
Level 1
Common Stocks	$65,846,136
Master Limited Partnerships	5,316,146
Short-Term Investments	815,349
Total Value of Securities	$72,751,786
Macquarie VIP Growth Series
Level 1
Securities
Assets:
Common Stocks	$705,435,670
Short-Term Investments	7,341,541
Total Value of Securities	$712,777,211
	Macquarie VIP High Income Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$15,819,906	$—	$15,819,906
Common Stocks
Basic Industry	—	—	2,329,222[1]	2,329,222
Consumer Discretionary	4,823,563	—	—	4,823,563
Consumer Goods	—	—	—[1]	—
Energy	—	—	326	326
Financial Services	—	—	2,483,217	2,483,217
Retail	—	—	124,480	124,480
Utilities	—	—	16,022	16,022
Convertible Bond	—	—	7,688,302	7,688,302
Corporate Bonds	—	632,224,295	—	632,224,295
Exchange-Traded Funds	31,745,488	—	—	31,745,488
Loan Agreements	—	65,859,401	—	65,859,401
Short-Term Investments	15,755,035	—	—	15,755,035
Total Value of Securities	$52,324,086	$713,903,602	$12,641,569	$778,869,257

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Macquarie VIP International Core Equity Series
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Austria	$11,369,357	$—	$11,369,357
Brazil	34,962,850	—	34,962,850

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP International Core Equity Series
	Level 1	Level 2	Total
Canada	$7,273,051	$—	$7,273,051
China	76,035,438	—	76,035,438
Denmark	—	17,519,130	17,519,130
France	45,586,866	—	45,586,866
Germany	7,495,175	77,842,240	85,337,415
India	52,666,036	—	52,666,036
Ireland	20,941,381	—	20,941,381
Japan	—	70,113,421	70,113,421
Netherlands	43,233,263	—	43,233,263
Singapore	29,454,997	—	29,454,997
South Korea	—	27,770,966	27,770,966
Spain	14,469,384	—	14,469,384
Sweden	—	7,906,874	7,906,874
Switzerland	7,263,528	10,829,729	18,093,257
Taiwan	37,609,999	—	37,609,999
United Kingdom	86,884,254	—	86,884,254
United States	26,044,686	—	26,044,686
Short-Term Investments	5,523,723	—	5,523,723
Total Value of Securities	$506,813,988	$211,982,360	$718,796,348
Macquarie VIP Mid Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$401,293,961
Short-Term Investments	1,043,499
Total Value of Securities	$402,337,460
	Macquarie VIP Natural Resources Series
	Level 1	Level 3	Total
Securities
Assets:
Closed-Ended Trust	$1,815,336	$—	$1,815,336
Common Stocks
Aluminum	2,872,904	—	2,872,904
Commodity Chemicals	1,779,212	—	1,779,212
Construction & Engineering	1,426,141	—	1,426,141
Construction Materials	3,856,846	—	3,856,846
Copper	1,597,857	—	1,597,857
Diversified Metals & Mining	8,588,950	—[1]	8,588,950
Electrical Components & Equipment	562,946	—	562,946
Fertilizers & Agricultural Chemicals	5,774,688	—	5,774,688
Forest Products	3,376,840	—	3,376,840

	Macquarie VIP Natural Resources Series
	Level 1	Level 3	Total
Gold	$6,627,910	$—	$6,627,910
Integrated Oil & Gas	5,811,273	—	5,811,273
Oil & Gas Equipment & Services	2,143,858	—	2,143,858
Oil & Gas Exploration & Production	14,523,310	—	14,523,310
Oil & Gas Refining & Marketing	2,526,335	—	2,526,335
Paper Products	3,600,094	—	3,600,094
Renewable Electricity	810,892	—	810,892
Semiconductors	886,487	—	886,487
Specialty Chemicals	1,801,075	—	1,801,075
Steel	1,804,582	—	1,804,582
Short-Term Investments	813,555	—	813,555
Total Value of Securities	$73,001,091	$—	$73,001,091

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Macquarie VIP Science and Technology Series
Level 1
Securities
Assets:
Common Stocks	$637,747,113
Short-Term Investments	11,794,451
Total Value of Securities	$649,541,564
Macquarie VIP Small Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$204,197,654
Exchange-Traded Fund	1,853,848
Short-Term Investments	1,835,424
Total Value of Securities	$207,886,926
	Macquarie VIP Smid Cap Core Series
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$12,922,825	$—	$12,922,825
Business Services	11,330,467	—	11,330,467

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Smid Cap Core Series
	Level 1	Level 3	Total
Capital Goods	$24,603,264	$—	$24,603,264
Consumer Discretionary	8,385,829	—	8,385,829
Consumer Services	6,751,310	—	6,751,310
Consumer Staples	5,996,603	—	5,996,603
Credit Cyclicals	6,749,878	—	6,749,878
Energy	9,709,602	—	9,709,602
Finance	31,554,889	—	31,554,889
Healthcare	27,641,079	—[1]	27,641,079
Media	3,709,718	—	3,709,718
Real Estate Investment Trusts	12,850,308	—	12,850,308
Technology	30,071,829	—	30,071,829
Transportation	7,054,431	—	7,054,431
Utilities	3,462,772	—	3,462,772
Short-Term Investments	4,700,540	—	4,700,540
Total Value of Securities	$207,495,344	$—	$207,495,344

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
During the year ended December 31, 2024, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series, and Macquarie VIP Smid Cap Core Series had no transfers into or out of Level 3 investments. During the year ended December 31, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series had transfers into Level 3 investments. Each Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Natural Resources Series, and Macquarie VIP Smid Cap Core Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Natural Resources Series, and Macquarie VIP Smid Cap Core Series’ net assets at the end of the year. As of December 31, 2024, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Science and Technology Series, and Macquarie VIP Small Cap Growth Series had no Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Macquarie VIP High Income Series:
	Common Stocks	Convertible Bond	Preferred Stock	Total
Balance as of 12/31/23	$ 7,332,267	$ 8,391,291	$ 119,120	$ 15,842,678
Corporate actions	100,111	332,413	—	432,524
Sales	(1,202,893)	—	(119,120)	(1,322,013)
Net realized gain (loss)	164,074	—	(272,941)	(108,867)
Return of capital	—	24,218	—	24,218
Net change in unrealized appreciation (depreciation)	(1,440,292)	(1,059,620)	272,941	(2,226,971)
Balance as of 12/31/24	$ 4,953,267	$ 7,688,302	$ —	$ 12,641,569
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24	$ (1,440,292)	$ (1,059,620)	$ 272,941	$ (2,226,971)
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Macquarie VIP High Income Series is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Common Stocks	$16,022	Liquidation approach	Liquidity discount	10%
Common Stocks	2,483,217	Market approach	Control premium	20%
Common Stocks	41,885	Market approach	Discount	10%-50%
Common Stocks	2,328,220	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.95x 4.39x
Common Stocks	326	Net asset value / liquidation	Adjusted net asset value	$14.1 million
Common Stocks	82,595	Net asset value / liquidation	Remaining take out value	$1,000 per unit
Convertible Bond	7,688,302	Market approach	Control premium	20%
Fair valued securities currently priced at zero on the "Schedules of investments" are excluded from the table above.
Level 3 securities with a total value of $1,002 on the "Schedules of investments", have been valued using third party pricing information without adjustment and are excluded from the table above.
When market quotations are not readily available for one or more portfolio securities, the Series’ NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Series might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Series’ pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Ordinary income	Long-term capital gains	Return of capital	Total
Year ended December 31, 2024:
Macquarie VIP Asset Strategy Series	$11,852,407	$20,440,387	$—	$32,292,794
Macquarie VIP Balanced Series	2,922,492	—	—	2,922,492
Macquarie VIP Energy Series	2,411,968	—	—	2,411,968
Macquarie VIP Growth Series	—	94,108,766	—	94,108,766
Macquarie VIP High Income Series	51,810,451	—	—	51,810,451
Macquarie VIP International Core Equity Series	10,253,083	1,855,881	—	12,108,964
Macquarie VIP Mid Cap Growth Series	—	14,406,133	—	14,406,133
Macquarie VIP Natural Resources Series	4,081,399	—	365,645	4,447,044
Macquarie VIP Science and Technology Series	—	18,976,607	—	18,976,607
Macquarie VIP Small Cap Growth Series	—	—	—	—
Macquarie VIP Smid Cap Core Series	664,479	371,389	—	1,035,868
Year ended December 31, 2023:
Macquarie VIP Asset Strategy Series	11,766,779	—	—	11,766,779
Macquarie VIP Balanced Series	1,624,720	—	—	1,624,720
Macquarie VIP Energy Series	2,903,088	—	—	2,903,088
Macquarie VIP Growth Series	—	70,684,077	—	70,684,077
Macquarie VIP High Income Series	47,902,935	—	—	47,902,935
Macquarie VIP International Core Equity Series	8,460,348	—	—	8,460,348
Macquarie VIP Mid Cap Growth Series	—	56,247,421	—	56,247,421
Macquarie VIP Natural Resources Series	2,591,067	—	—	2,591,067
Macquarie VIP Science and Technology Series	—	28,012,376	—	28,012,376
Macquarie VIP Small Cap Growth Series	—	32,402,858	—	32,402,858
Macquarie VIP Smid Cap Core Series	1,953,193	17,338,586	—	19,291,779
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Shares of beneficial interest	$506,552,831	$180,907,548	$87,006,156	$292,893,775
Undistributed ordinary income	948,589	2,987,396	204,269	—
Undistributed long-term capital gains	13,590,464	8,189,041	—	103,397,734
Capital loss carryforwards	—	—	(9,758,788)	—
Deferred directors fees	(72,921)	(37,007)	(3,517)	(87,621)
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	44,259,750	29,932,682	(5,941,634)	315,578,050
Net assets	$565,278,713	$221,979,660	$71,506,486	$711,781,938

	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Shares of beneficial interest	$979,367,156	$656,830,378	$291,082,557	$118,200,374
Undistributed ordinary income	51,128,500	7,544,841	—	—
Undistributed long-term capital gains	—	37,127,764	86,768,086	—
Capital loss carryforwards	(195,131,552)	(497,714)	—	(37,048,335)
Deferred directors fees	(29,484)	(43,743)	(14,865)	(9,542)
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	(42,002,362)	18,027,489	25,645,993	(8,219,098)
Net assets	$793,332,258	$718,989,015	$403,481,771	$72,923,399

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Shares of beneficial interest	$346,407,383	$182,956,481	$168,596,239
Undistributed ordinary income	12,970,642	—	2,064,086
Undistributed long-term capital gains	89,717,773	—	5,782,686
Capital loss carryforwards	—	(11,661,215)	—
Deferred directors fees	(31,584)	(42,207)	(16,585)
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	200,377,940	36,407,265	30,938,141
Net assets	$649,442,154	$207,660,324	$207,364,567

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership interest, tax recognition of unrealized gain on passive foreign investment companies, investments held within the whollyowned subsidiary, tax treatments of debt restructurings, tax treatments of swaps, mark-to-market on forward foreign currency exchange contracts, mark-to-market on futures, and tax deferral on straddle losses.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to reorganization-related adjustments, write off of net operating loss, tax treatment of gain (loss) on foreign currency transactions, tax treatment of passive foreign investment companies, tax treatment of paydown securities, tax treatment of partnership securities, earnings and profits distributed to shareholders on the redemptions of shares, and nondeductible taxes paid. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2024, certain Series recorded the following reclassifications:
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series	Macquarie VIP High Income Series
Paid-in capital	$(1,267)	$11	$(457)	$(1,654,170)	$(21,427)
Total distributable earnings (loss)	1,267	(11)	457	1,654,170	21,427
	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series	Macquarie VIP Small Cap Growth Series
Paid-in capital	$12,817,659	$(1,553,340)	$1	$(1,659,992)
Total distributable earnings (loss)	(12,817,659)	1,553,340	(1)	1,659,992

Notes to financial statements
Ivy Variable Insurance Portfolios
5. Components of Net Assets on a Tax Basis (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series' utilized the following capital loss carryforwards:

Macquarie VIP Asset Strategy Series	$8,452,231
Macquarie VIP Balanced Series	4,578,867
Macquarie VIP Energy Series	2,512,549
Macquarie VIP International Core Equity Series	12,185,359
Macquarie VIP Small Cap Growth Series	3,749,350
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Energy Series*	$ 1,008,203	$8,750,585	$ 9,758,788
Macquarie VIP High Income Series	15,148,787	179,982,765	195,131,552
Macquarie VIP International Core Equity Series*	—	497,714	497,714
Macquarie VIP Natural Resources Series	—	37,048,335	37,048,335
Macquarie VIP Small Cap Growth Series	1,257,729	10,403,486	11,661,215
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Asset Strategy Series		Macquarie VIP Balanced Series		Macquarie VIP Energy Series
	Year ended		Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class[1]	14,864	3,770	—	—	67,117	108,784
Service Class[2]	3,528,469	3,904,915	884,368	1,109,091	3,289,954	7,016,249

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	2,563	3,152	—	—	2,694	3,468
Service Class[2]	3,467,956	1,355,599	507,377	330,900	450,694	571,325
	7,013,852	5,267,436	1,391,745	1,439,991	3,810,459	7,699,826
Shares redeemed:
Standard Class[1]	(109,119)	(1,002)	—	—	(78,158)	(107,696)
Service Class[2]	(11,867,382)	(11,589,992)	(5,374,786)	(5,955,274)	(5,365,370)	(15,157,188)
	(11,976,501)	(11,590,994)	(5,374,786)	(5,955,274)	(5,443,528)	(15,264,884)
Net decrease	(4,962,649)	(6,323,558)	(3,983,041)	(4,515,283)	(1,633,069)	(7,565,058)

	Macquarie VIP Growth Series		Macquarie VIP High Income Series		Macquarie VIP International Core Equity Series
	Year ended		Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class[1]	—	—	831,517	440,086	23,243,803	—
Service Class[2]	2,003,582	2,232,744	31,179,133	25,384,617	689,480	11,875,395

Shares from reorganization:[3]
Standard Class[1]	—	—	—	—	10,306,427	—
Service Class[2]	—	—	—	—	70,825	—

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	—	—	369,198	362,284	461,870	—
Service Class[2]	9,782,616	8,181,027	17,938,382	17,312,738	244,335	552,242
	11,786,198	10,413,771	50,318,230	43,499,725	35,016,740	12,427,637

Shares redeemed:
Standard Class[1]	—	—	(1,051,348)	(930,604)	(6,351,311)	—
Service Class[2]	(15,599,986)	(18,887,157)	(47,530,511)	(40,692,011)	(25,270,853)	(6,598,095)
	(15,599,986)	(18,887,157)	(48,581,859)	(41,622,615)	(31,622,164)	(6,598,095)
Net increase (decrease)	(3,813,788)	(8,473,386)	1,736,371	1,877,110	3,394,576	5,829,542
	Macquarie VIP Mid Cap Growth Series		Macquarie VIP Natural Resources Series		Macquarie VIP Science and Technology Series
	Year ended		Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class[1]	116,769	883,627	—	—	9,305	36,886
Service Class[2]	2,955,368	4,824,396	1,710,168	1,999,983	1,759,647	1,790,438

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	248,089	1,218,017	—	—	2,967	4,772
Service Class[2]	1,148,459	4,902,585	909,416	579,657	727,969	1,389,706
	4,468,685	11,828,625	2,619,584	2,579,640	2,499,888	3,221,802

Shares redeemed:
Standard Class[1]	(8,323,861)	(3,081,767)	—	—	(13,539)	(21,450)
Service Class[2]	(6,845,225)	(5,896,291)	(5,784,063)	(5,995,130)	(4,902,486)	(4,350,594)
	(15,169,086)	(8,978,058)	(5,784,063)	(5,995,130)	(4,916,025)	(4,372,044)
Net increase (decrease)	(10,700,401)	2,850,567	(3,164,479)	(3,415,490)	(2,416,137)	(1,150,242)

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Capital Shares (continued)
	Macquarie VIP Small Cap Growth Series		Macquarie VIP Smid Cap Core Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class[1]	180,252	499,998	—	—
Service Class[2]	1,626,074	1,474,880	616,807	6,156,474

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	—	541,760	—	—
Service Class[2]	—	5,472,013	86,036	1,896,930
	1,806,326	7,988,651	702,843	8,053,404

Shares redeemed:
Standard Class[1]	(1,112,701)	(453,388)	—	—
Service Class[2]	(5,485,029)	(4,084,226)	(4,356,961)	(2,764,869)
	(6,597,730)	(4,537,614)	(4,356,961)	(2,764,869)
Net increase (decrease)	(4,791,404)	3,451,037	(3,654,118)	5,288,535
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[3]	See Note 7.
7. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware VIP International Series (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP International Core Equity Series (the “Acquiring Series”), a series of the Trust (the “Reorganization”). On April 26, 2024, the Acquired Series shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring Series’ overall total expense ratio is expected to be equal to the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Series and the Acquiring Series on the Reorganization date were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
Class I/Standard Class	$173,766,356	10,306,427	10,306,427	$365,889,293	1.0000

	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
Class II/Service Class	1,193,393	71,078	70,825	282,084,657	0.9964
The net assets of the Acquired Series before the Reorganization were $174,959,749. The net assets of the Acquiring Series immediately following the Reorganization were $822,933,699.
Assuming the Reorganization had been completed on January 1, 2024, the Acquiring Series’ pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$11,410,868
Net realized gain on investments	44,412,460
Net change in unrealized appreciation (depreciation)	(24,337,105)
Net increase in net assets resulting from operations	$31,486,223
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Acquiring Series’ “Statements of operations” since the Reorganization was consummated on April 26, 2024.
8. Line of Credit
Each Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
9. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 9) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended December 31, 2024.
10. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts —  Each Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Series may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Derivatives (continued)
unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover each Series’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended December 31, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
During the year ended December 31, 2024, Macquarie VIP International Core Equity Series used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the year ended December 31, 2024, Macquarie VIP International Core Equity Series experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of operations.”
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At December 31, 2024, Macquarie VIP Asset Strategy Series posted $468,710 and Macquarie VIP Balanced Series posted $135,141 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities” and “Statements of assets and liabilities”, respectively. Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended December 31, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series invested in futures contracts to hedge each Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts —  Each Series may enter into options contracts in the normal course of pursuing its investment objective. Each Series may buy or write options contracts for any number of reasons, including without limitation: to manage each Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Series. Each Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at December 31, 2024.
During the year ended December 31, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series used options contracts to manage each Series’ exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts —  Each Series may enter into CDS contracts in the normal course of pursuing its investment objective. Each Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended December 31, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended December 31, 2024, each Series did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at December 31, 2024.
During the year ended December 31, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series entered into CDS contracts to hedge against credit events.

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
Macquarie VIP Asset Strategy Series
Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(218,903)
Macquarie VIP Balanced Series
Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$451
Macquarie VIP Balanced Series
Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(51,324)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Series’ “Statements of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statement of operations” for the year ended December 31, 2024 was as follows:
	Macquarie VIP Asset Strategy Series Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(69,652)	$—	$—	$—	$(69,652)
Interest rate contracts	—	(292,702)	6,927	—	(285,775)
Credit contracts	—	—	—	(59,693)	(59,693)
Total	$(69,652)	$(292,702)	$6,927	$(59,693)	$(415,120)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$54,721	$—	$—	$54,721
Interest rate contracts	—	(1,109,755)	—	(1,109,755)
Credit contracts	—	—	10,140	10,140
Total	$54,721	$(1,109,755)	$10,140	$(1,044,894)
The effect of derivative instruments on the “Statements of operations” for the year ended December 31, 2024 was as follows:
	Macquarie VIP Balanced Series Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(30,267)	$—	$—	$—	$(30,267)
Interest rate contracts	—	(79,054)	2,969	—	(76,085)
Credit contracts	—	—	—	(26,845)	(26,845)
Total	$(30,267)	$(79,054)	$2,969	$(26,845)	$(133,197)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$22,532	$—	$—	$22,532
Interest rate contracts	—	(320,885)	—	(320,885)
Credit contracts	—	—	4,459	4,459
Total	$22,532	$(320,885)	$4,459	$(293,894)
The tables below summarize the average daily balance of derivative holdings by certain Series during the year ended December 31, 2024:
	Long Derivative Volume
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series
Forward foreign currency exchange contracts (average contract amount)	$707,139	$298,963
Futures contracts (average notional amount)	23,641,165	8,302,664
CDS contracts (average notional amount)*	848,571	377,143
Long Derivative Volume
Macquarie VIP International Core Equity Series
Forward foreign currency exchange contracts (average contract amount)	$12,191

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Derivatives (continued)
	Short Derivative Volume
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series
Forward foreign currency exchange contracts (average contract amount)	$583,670	$243,185
Futures contracts (average notional amount)	2,532,637	1,573,548
Options contracts (average value)**	189	81
* Long represents buying protection and short represents selling protection.
** Long represents purchased options and short represents written options.
11. Securities Lending
Each Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the year ended December 31, 2024, each Series had no securities out on loan.

12. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series’ investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or

Notes to financial statements
Ivy Variable Insurance Portfolios
12. Credit and Market Risks (continued)
prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require each Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended December 31, 2024. The Series' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Consolidated schedule of investments” and “Schedules of investments”, respectively.

13. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Ivy Variable Insurance Portfolios and Shareholders of Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series and Macquarie VIP Smid Cap Core Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the series listed in the table below (eleven of the series constituting Ivy Variable Insurance Portfolios, hereafter collectively referred to as the “Series”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series listed in the table below as of December 31, 2024, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Macquarie VIP Asset Strategy Series(1)
Macquarie VIP Balanced Series(2)
Macquarie VIP Energy Series(2)
Macquarie VIP Growth Series(2)
Macquarie VIP High Income Series(2)
Macquarie VIP International Core Equity Series(3)	Macquarie VIP Mid Cap Growth Series(2)
Macquarie VIP Natural Resources Series(2)
Macquarie VIP Science and Technology Series(2)
Macquarie VIP Small Cap Growth Series(2)
Macquarie VIP Smid Cap Core Series(2)
(1) Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024 and the consolidated financial highlights for each of the four years in the period ended December 31, 2024.
(2) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the four years in the period ended December 31, 2024.
(3) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for the year or period ended December 31, 2024 as indicated therein and the years ended December 31, 2023, 2022 and 2021.
The financial statements of the Series as of and for the year ended December 31, 2020 and the financial highlights for the year ended December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 12, 2021 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of independent registered public accounting firm
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 10, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, each Series reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	(C) Return of Capital (Tax Basis)	Total Distributions (Tax Basis)	(D) Qualifying Dividends[1]
Macquarie VIP Asset Strategy Series	36.70%	63.30%	—	100.00%	16.31%
Macquarie VIP Balanced Series	100.00%	—	—	100.00%	44.52%
Macquarie VIP Energy Series	100.00%	—	—	100.00%	93.00%
Macquarie VIP Growth Series	—	100.00%	—	100.00%	—
Macquarie VIP High Income Series	100.00%	—	—	100.00%	—
Macquarie VIP International Core Equity Series	84.67%	15.33%	—	100.00%	—
Macquarie VIP Mid Cap Growth Series	—	100.00%	—	100.00%	—
Macquarie VIP Natural Resources Series	91.78%	—	8.22%	100.00%	62.95%
Macquarie VIP Science and Technology Series	—	100.00%	—	100.00%	—
Macquarie VIP Small Cap Growth Series	—	—	—	—	—
Macquarie VIP Smid Cap Core Series	64.15%	35.85%	—	100.00%	100.00%

(A), (B) and (C) are based on a percentage of each Series’ total distributions.
(D) is based on each Series’ ordinary income distributions.
1Qualified dividends represent dividends which qualify for corporate dividends received deduction.
For the fiscal year ended December 31, 2024, certain distributions paid by each Series, determined to be Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended December 31, 2024, each Series reported maximum Qualified Short-Term Capital Gains distributions as follows:
Qualified Short-Term Capital Gains
Macquarie VIP Asset Strategy Series	$1,956,638
Macquarie VIP Science and Technology Series	12,970,642
Macquarie VIP Smid Cap Core Series	1,805,181
Macquarie VIP International Core Equity Series intends to pass through foreign tax credits in the maximum amount of $1,014,785. The gross foreign source income earned during the fiscal year 2024 by the Series was $19,345,531. Shareholders who claimed foreign tax credits with respect to such foreign taxes previously reported in prior years may also have a foreign tax redetermination and may need to file amended tax returns to account for such taxes refunded to the Series. The amount of tax refunded, and years to which the tax relates, will be available upon request, along with certain other information about the refunded tax. Please consult your tax advisor. The amount reported above has not been reduced for any foreign tax redeterminations.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series and Macquarie VIP Smid Cap Core Series (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers.  The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance,

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex (the “Delaware Funds”).  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial,

Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.
Macquarie VIP Asset Strategy Series. The Performance Universe for the Fund consisted of the Fund and all alternative other funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year and since inception periods was in the first quartile of its Performance Universe and for the 3-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 5-year and since inception periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Balanced Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its equity benchmark index for the 1-, 3-, 5-, and 10-year periods. In addition, the Board noted that the Fund outperformed its fixed income benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its equity benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Energy Series. The Performance Universe for the Fund consisted of the Fund and all natural resources funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5-year and since inception periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was above the median of its Performance Universe and for the 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3- and 5-year and since inception periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth Series. The Performance Universe for the Fund consisted of the Fund and all large-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe and for the 1-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and the Affiliated Sub-

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP High Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year and since inception periods was in the second quartile of its Performance Universe and for the 5-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year and since inception periods was above the median of its Performance Universe and for the 5-year period was below the median of its Performance Universe. The Board also noted that the Fund performed approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the 1- and 5-year and since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP International Core Equity Series. The Performance Universe for the Fund consisted of the Fund and all international large-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was above the median of its Performance Universe and for the 1- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index (gross of dividends) for the 1- and 10-year periods, slightly underperformed its benchmark index (gross of dividends) for the 5-year period, and outperformed the benchmark index (gross of dividends) for the 3-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the 3- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance.
Macquarie VIP Mid Cap Growth Series. The Performance Universe for the Fund consisted of the Fund and all mid-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third quartile of its Performance Universe and for the 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 5-year and since inception periods was above the median of its Performance Universe and for the 1- and 3-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 5-year and since inception periods and underperformed its benchmark index for the 1- and 3-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Natural Resources Series. The Performance Universe for the Fund consisted of the Fund and all natural resources funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second and fourth quartile, respectively, of its Performance Universe and 3- and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median of its Performance Universe and for the 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since it changed its investment strategy and portfolio management team and would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns. The Board also noted that the Fund’s performance was ahead of its Performance Universe for the 1-year period.
Macquarie VIP Science and Technology Series. The Performance Universe for the Fund consisted of the Fund and all science and technology funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe and for the 3- and 5-year and since inception periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 5-year and since inception periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Small Cap Growth Series. The Performance Universe for the Fund consisted of the Fund and all small-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third quartile of its Performance Universe and for the 5-year and since inception periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 5-year and since inception periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Smid Cap Core Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe and for the 10-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe and for the 10-year period was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Funds.  DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees (as applicable).

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
Macquarie VIP Asset Strategy Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Balanced Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Energy Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP High Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP International Core Equity Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Mid Cap Growth Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Natural Resources Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Science and Technology Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Small Cap Growth Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Smid Cap Core Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP High Income Series’ net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

(4218474)
ANN-VIP1-0225

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Variable Insurance Portfolios

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 10, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 10, 2025